As filed with the Securities and Exchange Commission on May 1, 2000

                                            1933 Act Registration No. 333-72875
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                        POST-EFFECTIVE AMENDMENT NO. 3 TO

                             Registration Statement
                                       on
                                    FORM S-6

                                FOR REGISTRATION
                                    Under the
                             SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                                  -------------

              Lincoln Life Flexible Premium Variable Life Account S
                           (Exact Name of Registrant)

                   The Lincoln National Life Insurance Company
                               (Name of Depositor)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (219) 455-2000

                                  -------------

            Elizabeth Frederick, Esquire                   Copy to:
   The Lincoln National Life Insurance Company      Jeremy Sachs, Esquire
                 1300 S. Clinton Street              The Lincoln National
                  P.O. Box 1110                     Life Insurance Company
               Fort Wayne, Indiana 46802              350 Church Street
     (Name and Address of Agent for Service)       Hartford, CT 06103-1106

                                  -------------

            Approximate date of proposed public offering: Continuous

   Indefinite Number of Units of interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)

                                  -------------

  An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The first Form 24f-2 for the Registrant for the fiscal year ending December 31, 1999 was filed March 24, 2000.


  It is proposed that this filing will become effective:


  [X] May 1, 2000, pursuant to Rule 485(b)

================================================================================

                              Cross Reference Sheet
                            (Reconciliation and Tie)
                      Required by Instruction 4 to Form S-6


Item of Form N-8B-2    Location in Prospectus
-------------------    ----------------------
           1            Cover Page; Highlights
           2            Cover Page
           3            *
           4            Distribution of Policies
           5            Lincoln Life, the Separate Account and the General Account
        6(a)            Lincoln Life, the Separate Account and the General Account
        6(b)            *
           9            Legal Matters
   10(a)-(c)            Right to Examine the Policy; Surrenders; Accumulation Unit Value; Reports to
                        Policyowners
       10(d)            Policy Loans; Partial Surrenders; Allocation of Premiums
       10(e)            Reinstatement of a Lapsed Policy
       10(f)            Right to Instruct Voting of Fund Shares
   10(g)-(h)            *
       10(i)            Premium Payments; Allocations and Transfers; Death Benefit; Policy Values; Settlement Options
          11            Separate Account--Funds
          12            Separate Account--Funds
          13            Charges and Fees
          14            Policy Rights
          15            Premium Payments; Allocations and Transfers
          16            Separate Account--Funds
          17            Partial Surrenders
          18
          19            Reports to Policyowners
          20            *
          21            Policy Loans
          22            *
          23            The Company
          24            Age; Incontestability; Suicide;
          25            The Company
          26            Fund Participation Agreements
          27            The Variable Account
          28            Directors and Officers of Lincoln Life
          29            The Company
          30            *
          31            *
          32            *

 Item of Form N-8B-2    Location in Prospectus
--------------------    ----------------------
          33            *
          34            *
          35            *
          37            *
          38            Distribution of Policies
          39            Distribution of Policies
          40            *
       41(a)            Distribution of Policies
          42            *
          43            *
          44            Separate Account--The Funds; Premium Payments
          45            *
          46            Partial Surrenders
          47            The Variable Account; Partial Surrenders, Allocations and Transfers
          48            *
          49            *
          50            The Variable Account
          51            Highlights; Premium Payments;
          52            Lincoln Life, the Separate Account and the General Account
          53            Tax Matters
          54            *
          55            *

---------------

* Not Applicable

                                  PROSPECTUS 1

The Lincoln National Life Insurance Company
Lincoln Life Flexible Premium Variable Life Account S

Home Office Location:         Administrative Office:
1300 South Clinton Street     Lincoln Corporate Specialty Markets
P.O. Box 1110                 350 Church Street--MSM 1
Fort Wayne, Indiana 46802     Hartford, CT 06103-1106
(800) 942-5500                (860) 466-1561

================================================================================


This Prospectus describes LCVUL, a flexible premium variable life insurance contract (the "Policy") offered by The Lincoln National Life Insurance Company. The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization.


The Policy features:
          o flexible Premium Payments
          o a choice of life insurance qualification method
          o a choice of one of three death benefit options
          o a choice of underlying investment options

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with this Policy.


This Prospectus is intended to describe the variable options used to fund this Policy through the Separate Account. The variable funding options (collectively, the "Funds") currently available through the Separate Account are from the following trusts or corporations:

          o American Century Variable Products Group, Inc.

          o American Funds Insurance Series
            (also known as American Variable Insurance Series)

          o Baron Capital Funds Trust

          o Delaware Group Premium Fund

          o Deutsche Asset Management VIT Funds Trust
            (formerly BT Insurance Funds Trust)

          o Fidelity Variable Insurance Products Funds

          o Franklin Templeton Variable Insurance Products Trust

          o Janus Aspen Series

          o Lincoln National Funds

          o MFS Variable Insurance Trust

          o Neuberger Berman Advisers Management Trust

          o OCC Accumulation Trust

          o OppenheimerFunds


--------------------------------------------------------------------------------

Read this Prospectus and the prospectuses of the Funds available as investment options through the Separate Account under the Policy offered by this prospectus carefully. Keep them for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this Prospectus is accurate or complete. It is a criminal offense to state otherwise.


                          Prospectus Dated May 1, 2000

Table of Contents


HIGHLIGHTS .................................................       3
 A Flexible Premium Variable Life Insurance Policy .........       3
 Initial Choices to be Made ................................       3
 Amount of Premium Payment .................................       3
 Life Insurance Qualification Method .......................       3
 Death Benefit Options .....................................       4
 Selection of Funding Vehicles .............................       4
 Charges and Fees ..........................................       5
 Underlying Funds Expenses .................................       6
 Policy Loans, Withdrawals and Surrenders ..................      10
 Changes in Specified Amount ...............................      10
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE
GENERAL ACCOUNT ............................................      10
BUYING VARIABLE LIFE INSURANCE .............................      11
ALLOCATION OF PREMIUMS .....................................      12
 Fixed Account .............................................      12
 Separate Account -- Funds .................................      13
 Mixed and Shared Funding ..................................      19
 Substitution of Securities ................................      19
CHARGES & FEES .............................................      19
 Premium Load ..............................................      19
 Premium Load Refund .......................................      20
 Premium Tax Charge ........................................      20
 Charges and Fees Assessed Against the Total
  Account Value ............................................      20
 Mortality and Expense Risk Charge .........................      21
 Reduction of Charges ......................................      21
POLICY CHOICES .............................................      21
 Premium Payments ..........................................      22
 Life Insurance Qualification ..............................      23
 Death Benefit Options .....................................      24
 Allocations and Transfers to Funding Options ..............      25
POLICY VALUES ..............................................      25
 Total Account Value .......................................      25
 Accumulation Unit Value ...................................      26
 Maturity Value ............................................      26
 Surrender Value ...........................................      27
POLICY RIGHTS ..............................................      27
 Partial Surrenders ........................................      27
 Reinstatement of a Lapsed Policy ..........................      28
 Policy Loans ..............................................      28
 Policy Changes ............................................      29
 Right to Examine the Policy ...............................      29

DEATH BENEFIT ..............................................      29
POLICY SETTLEMENT ..........................................      30
 Settlement Options ........................................      30
TERM INSURANCE RIDER .......................................      31
THE COMPANY ................................................      32
 Directors and Officers of Lincoln Life ....................      32
ADDITIONAL INFORMATION .....................................      34
 Reports to Policyowners ...................................      34
 Right to Instruct Voting of Fund Shares ...................      34
 Disregard of Voting Instructions ..........................      34
 State Regulation ..........................................      35
 Legal Matters .............................................      35
 The Registration Statement ................................      35
 Distribution of the Policies ..............................      36
 Records and Accounts ......................................      36
 Experts ...................................................      36
 Advertising ...............................................      36
TAX ISSUES .................................................      37
 Taxation of Life Insurance Contracts in General ...........      37
 Policies Which Are MECS ...................................      38
 Policies Which Are Not MECS ...............................      39
 Other Considerations ......................................      39
 Tax Status of Lincoln Life ................................      40
MISCELLANEOUS POLICY PROVISIONS ............................      40
 Payment of Benefits .......................................      40
 Age .......................................................      41
 Incontestability ..........................................      41
 Suicide ...................................................      41
 Coverage Beyond Maturity ..................................      41
 Nonparticipation ..........................................      41
Appendix A --
Illustrations of Death Benefit, Total Account Values
 and Surrender Values ......................................      42
Appendix B --
Applicable Percentages for Guideline Premium Test ..........      56
Financial Statements
 Separate Account ..........................................      I-1
 Company ...................................................      S-1

HIGHLIGHTS

A Flexible Premium Variable Life Insurance Policy

This Prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by The Lincoln National Life Insurance Company ("Lincoln Life", the "Company", "we", "us", "our") through Lincoln Life Flexible Premium Variable Life Account S (the "Separate Account" or "Account S"). The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans.

The value of your Policy and, under one option, the death benefit amount depends on the investment results of the funding options you select.

Initial Choices to be Made

The Policyowner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have important choices to make when the Policy is first purchased. You need to choose:


o the amount of premium you want to pay (see page 22);

o either of two life insurance qualification methods (see page 23);

o one of three death benefit options (see page 24);


o the amount of the Net Premium Payment to be placed in each of the funding options selected. The Net Premium Payment is the balance of Premium Payment that remains after certain charges are deducted from it.

Amount of Premium Payment


One of your initial decisions is how much premium to pay. Premium Payments may be changed within the limits described on page 22. If the Policy lapses because your monthly deduction is larger than the Net Accumulation Value, you may reinstate the Policy. See page 28.

You may use the value of your Policy to pay the premiums due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more Premium Payments. Charges against Policy values for the Cost of Insurance increase (see page 20) as the Insured gets older.

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the "Right To Examine" time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select unless your state requires a full refund of premiums. If you then decide you do not want your Policy, you will receive a refund. See page 29.


Life Insurance Qualification Method

At the time of purchase you must choose which life insurance qualification method best suits your needs--Cash Accumulation or Guideline Premium. Both methods require a Policy to provide minimum ratios of life insurance coverage to total account value. The Guideline Premium method may also restrict premiums payable under the Policy. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements. See page 23.


Death Benefit Options

The Death Benefit is the amount we pay the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date the Insured died. We will pay the Death Benefit in one lump sum or under one of the annuity settlement options.


The three death benefit options available usually provide a level, varying or increasing death benefit, depending on the option selected. See page 24 for more details on death benefit options.


At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment.

If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit. If you borrow against your Policy or surrender a portion of your Policy, the Loan Account balance and any surrendered amount will reduce your initial death benefit.

Selection of Funding Vehicles

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.


You must choose the Fund(s) (Sub-Account(s)) in which you want to place each Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 13.


You may also choose to place the Net Premium Payment or part of it into the Fixed Account. Net Premium Payments put into the Fixed Account:

o become part of the Company's General Account;

o do not share the investment experience of the Separate Account; and

o have a guaranteed minimum interest rate of 4.0% per year.


For additional information on the Fixed Account, see page 12.

Charges and Fees


A premium load is deducted from all of your premium payments. (See page 19). Currently, the premium load is:


     Policy Year(s)
  1           10.5%
  2-5          7.5%
  6-7          3.5%
  8+           1.5%


If you fully surrender your Policy within 24 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. (See page 20).


For these purposes an increase in Specified Amount is treated as a newly issued policy.

An explicit premium tax charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments.


A Monthly Deduction is made from the total account value on the same day of each month beginning with the date of issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was delayed due to underwriting requirements or other reasons. The Monthly Deduction also includes a monthly administrative expense charge during all policy years. The monthly Administrative Expense is currently $6, and is guaranteed not to exceed $10. See page 20.


A daily deduction is made from the assets of Account S for mortality and expense risk, currently at an annual rate of:

      Policy Year(s)
  1-10         0.70%
  11+          0.35%


The Company reserves the right to increase the mortality and expense risk charge, but it will never exceed 0.90% annually. (See page 21).

Each Fund has its own management fee charge also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges and other fund expenses. The table on pages 6-7 shows you the current charges and expenses.

Before the Maturity Date you may make transfers between funding options. The Company allows twelve transfers each Policy Year; beyond twelve, a $25 charge may apply. Within 45 days after each Policy Anniversary, you may also transfer to the Separate Account 20% of the greatest amount held in the Fixed Account Value during the prior 5 years, or $1000 if greater. See page 25.


There are no Surrender Charges for your Policy.

Underlying Funds Expenses

The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts.


The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 1999 unless otherwise indicated. Future fund expenses will vary.



                                                                     Total
                                                                    Annual
                                                                     Fund                     Total Fund
                                                                   Operating                  Operating
                                                                   Expenses       Total        Expenses
                                                                    Without      Waivers         with
                                 Management   12(b)1     Other    Waivers or       and       Waivers and
              Fund                 Fees(1)      Fee    Expenses   Reductions   Reductions   Reimbursements
American Century VP
  Income & Growth                    0.70%       N/A%     0.00%       0.70%       N/A%           0.70%
American Century VP
  International                      1.34        N/A      0.00        1.34        N/A            1.34
AFIS Bond--Class 2                   0.51       0.25      0.02        0.78        N/A            0.78
AFIS Global Growth--
  Class 2                            0.68       0.25      0.03        0.96        N/A            0.96
AFIS Growth--Class 2                 0.38       0.25      0.01        0.64        N/A            0.64
AFIS Growth Income--
  Class 2                            0.34       0.25      0.01        0.60        N/A            0.60
AFIS High Yield Bond--
  Class 2                            0.50       0.25      0.01        0.76        N/A            0.76
AFIS U.S. Government/
  AAA--Class 2                       0.51       0.25      0.01        0.77        N/A            0.77
Baron Capital Asset(2)               1.00       0.25      0.63        1.88      (0.38)           1.50
Delaware Devon Standard
  Class(3a)                          0.65        N/A      0.10        0.75        N/A            0.75
Delaware High Yield
  Standard Class(3b)
  (formerly Delchester)              0.65        N/A      0.07        0.72        N/A            0.72
Delaware International
  Equity
  Standard Class(3c)                 0.85        N/A      0.09        0.94      (0.02)           0.92
Delaware REIT Standard
  Class(3d)                          0.75        N/A      0.21        0.96      (0.11)           0.85
Delaware Small Value
  Standard Class(3e)                 0.75        N/A      0.10        0.85        N/A            0.85
Deutsche VIT EAFE
  Index(4)                           0.45        N/A      0.70        1.15      (0.50)           0.65
Deutsche VIT Equity 500
  Index(4)                           0.20        N/A      0.23        0.43      (0.13)           0.30
Deutsche VIT Small Cap
  Index(4)                           0.35        N/A      0.83        1.18      (0.73)           0.45
Fidelity VIP II Asset
  Manager--Service
  Class(5)                           0.53       0.10      0.11        0.74        N/A            0.74
Fidelity VIP II
  Contrafund--Service
  Class(5)                           0.58       0.10      0.10        0.78        N/A            0.78

                                                                    Total
                                                                   Annual
                                                                    Fund                         Total Fund
                                                                  Operating                      Operating
                                                                  Expenses         Total          Expenses
                                                                   Without        Waivers           with
                                Management   12(b)1     Other    Waivers or         and         Waivers and
             Fund                 Fees(1)      Fee    Expenses   Reductions     Reductions     Reimbursements
Fidelity VIP Growth--
  Service Class(5)                  0.58     0.10       0.09        0.77            N/A             0.77
Fidelity VIP High Income--
  Service Class(5)                  0.58     0.10       0.11        0.79            N/A             0.79
Fidelity VIP Overseas--
  Service Class(5)                  0.73     0.10       0.18        1.01            N/A             1.01
Franklin Small Cap--
  Class 2(9a, b, d)                 0.55     0.25       0.27        1.07            N/A             1.07
Janus Aspen Series
  Aggressive Growth--
  Institutional Shares(6)           0.65      N/A       0.02        0.67            N/A             0.67
Janus Aspen Series
  Balanced--Institutional
  Shares(6)                         0.65      N/A       0.02        0.67            N/A             0.67
Janus Aspen Series
  Flexible Income--
  Institutional Shares(6)           0.65      N/A       0.07        0.72            N/A             0.72
Janus Aspen Series Global
  Technology--
  Service Shares(6)                 0.65     0.25       0.13        1.03            N/A             1.03
Janus Aspen Series
  Worldwide Growth--
  Institutional Shares(6)           0.65      N/A       0.05        0.70            N/A             0.70
LN Bond                             0.45      N/A       0.08        0.53            N/A             0.53
LN Capital Appreciation             0.72      N/A       0.06        0.78            N/A             0.78
LN Equity-Income                    0.72      N/A       0.07        0.79            N/A             0.79
LN Money Market                     0.48      N/A       0.11        0.59            N/A             0.59
LN Social Awareness                 0.33      N/A       0.05        0.38            N/A             0.38
MFS Capital
  Opportunities(7)                  0.75      N/A       0.27(1)     1.02          (0.11)(2)         0.91
MFS Research(7)                     0.75      N/A       0.11(1)     0.86            N/A             0.86
MFS Total Return(7)                 0.75      N/A       0.15(1)     0.90            N/A             0.90
MFS Utilities(7)                    0.75      N/A       0.16(1)     0.91            N/A             0.91
Neuberger Berman AMT
  Mid-Cap Growth(8)                 0.85      N/A       0.23        1.08          (0.08)            1.00
Neuberger Berman AMT
  Partners(8)                       0.80      N/A       0.07        0.87            N/A             0.87
OCC Accum Trust
  Managed                           0.77      N/A       0.06        0.83            N/A             0.83
Oppenheimer MainStreet
  Growth & Income                   0.73      N/A       0.05        0.78            N/A             0.78
Templeton Asset Strategy
  (formerly Asset
  Allocation) Class 2(9d, f)        0.60     0.25       0.18        1.03            N/A             1.03
Templeton Growth(9c, d, e)
  Securities (formerly
  Stock) Class 2                    0.83     0.25       0.05        1.13            N/A             1.13
Templeton International
  Securities (formerly
  International)
  Class 2(9d, g)                    0.69     0.25       0.19        1.13            N/A             1.13



(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.

(2) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.

(3)(a) The investment advisor for the Devon Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
   (b) The investment advisor for the High Yield Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
   (c) The investment advisor for the International Equity Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.94%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million, 0.70% on assets in excess of $2,500 million; all per year.
   (d) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.
   (e) The investment advisor for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

(4) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund, 1.18% for the Small Cap Index Fund and 1.15% for the EAFE Equity Index Fund.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been:

              Growth 0.75% (service); Asset Manager 0.73% (service); Contrafund 0.75% (service);

(6) Expenses (except for Global Technology Portfolio) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Worldwide Growth, and Balanced Portfolios. Expenses for Global Technology Portfolio are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.'

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

              0.90% for Capital Opportunities Series
              0.85% for Research Series
              0.89% for Total Return Series
              0.90% for Utilities Series

MFS has contractually agreed, subject to reimbursement, to bear expenses for the Capital Opportunities Series such that such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(8) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.

(9)(a) A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund.
   (b) On 2/8/00, fund shareholders approved new management fees, effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the combined assets of the two funds as of 12/31/99, even though the merger and the new fees did not become effective until 5/1/00.
   (c) The fund administration fee is paid indirectly through the management fee.
   (d) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.
   (e) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/01/00 would be estimated as: Management Fees 0.80%, Distribution and Services Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.
   (f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/01/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the the combined assets, the fund's expenses after 5/1/00 would be estimated as:
       Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.
   (g) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

Policy Loans, Withdrawals and Surrenders


You may borrow within described limits against the Policy. You may surrender your Policy in full or withdraw part of its value. Upon the maturity of your Policy, you may select one of the annuity settlement options or, prior to maturity, you may apply the value of your Policy, minus surrender charges and loan account amounts, to one of the annuity settlement options.

If you borrow against your Policy, interest will accrue at an annual rate which will be the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months prior to the Policy Anniversary month, or 5.0% if greater.


Interest will be credited on the Loan Account Value at an annual rate that is the interest charged on the loan minus a rate not to exceed 0.90%. The minimum interest credited will be no less than 4.0% annually. See page 28.


Changes in Specified Amount


Within certain limits, you may increase or decrease the specified amount beginning with the second policy year. Increases will require satisfactory evidence of insurability. Decreases in the first five years are subject to approval of the Company. Currently the minimum specified amount is $100,000. Such changes will affect other aspects of your Policy. See page 29.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

Lincoln Life, an Indiana life insurance company incorporated June 12, 1905, is among the nation's largest writers of annuities, individual life insurance and life reinsurance. Wholly-owned by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed in all states (except New York), the District of Columbia, Guam, and the Commonwealth of the Northern Mariana Islands. Its principal office is at 1300 South Clinton Street, Fort Wayne, IN 46802. Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.

Account S is a "separate account" of the Company established on November 2, 1998. Account S was established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. Under Indiana law, the assets of Account S attributable to the Policies, through the property of Lincoln Life, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy Lincoln Life's obligations under the Policies. Account S income, gains, and losses are credited to or charged against Account S without regard to other income, gains, or losses of Lincoln Life. The values and investment performance of Account S are not guaranteed. Account S is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the Investment Company Act of 1940, as amended ("1940 Act") and meets the 1940 Act's definition of "separate account". The Commission does not supervise the management, investment practices, or policies of Lincoln Life or Account S. Lincoln Life has numerous other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

Account S is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds available as funding vehicles under the Policies.

On each Valuation Day, Net Premium Payments allocated to Account S will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account S are raised by selling Fund shares at net asset value.


The Funds now available in Account S and their investment objectives are described in "Separate Account--Funds". More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. The Funds may or may not achieve their investment objectives.


Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

Lincoln Life reserves the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements, if in its sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available to Lincoln Life for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

Shares of the Funds may be used by Lincoln Life and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/ Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Amounts held in the Fixed Account will be credited with interest at rates Lincoln Life determines from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended ("1933 Act") in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

The Policy is available for purchase by corporations or groups where individuals share a common employer or affiliation with a group or sponsoring organization. Each Policy covers a single insured. The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans. The Policy should not be considered for employer pension or profit sharing programs. The Policy is not available in all states. State regulations may vary your Policy's provisions.

Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis.


Unless a policy has become a "modified endowment contract" (see "Tax Issues"), an owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income.

Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see "Death Benefit Options").


ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Fixed Account (part of the Company's General Account) or to the Funds currently available through the Separate Account in connection with the Policy. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. Except where otherwise indicated, all of the Funds are diversified, as defined in the 1940 Act.

Any monies received prior to policy issue will be credited with the return attributable to the Money Market Fund from the date of receipt until the day the Policy is issued.

In states which do not require a full refund of premiums during the Right to Examine Period, the Policy value and future Net Premiums will be allocated as of the date the Policy is issued in accordance with the Policy owner's selected premium allocation percentages.

In states which require a full refund of premiums during the Right to Examine Period, the first Net Premium will be allocated in its entirety as of the issue date to the Money Market Fund, regardless of the Policy owner's premium allocation percentages. Any other Net Premium received prior to the expiration of the Right to Examine period will also be allocated to the Money Market Fund. On the day following the expiration of the Right to Examine Period, the policy value and future Net Premiums will be allocated in accordance with the Policy owner's selected premium allocation percentages.

Fixed Account

The Fixed Account is the only investment option offered with a guaranteed return. Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% may be credited to the

Fixed Account Value beginning in Policy Year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

Separate Account


Funds

Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given fund may have a similar investment strategy to those of another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, we cannot guarantee that there will be any correlation between the two investments. Even though the management, strategy and the objectives of the funds are similar, the investment results may vary.

The portfolios, their investment advisors and distributors, and the Funds within each that are available under the Policies are:

American Century Variable Products Group, Inc., managed and distributed by American Century Investments, 4500 Main Street, Kansas City, MO 64141-6200
     American Century VP Income & Growth Fund
     American Century VP International Fund

American Funds Insurance Series (also known as American Variable Insurance Series) managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071
     AFIS Bond Fund--Class 2
     AFIS Global Growth Fund--Class 2
     AFIS Growth Fund--Class 2
     AFIS Growth-Income Fund--Class 2
     AFIS High-Yield Bond Funds--Class 2
     AFIS U.S. Government/AAA Rated Securities Fund--Class 2

Baron Capital Funds Trust, managed by BAMCO, Inc. and distributed by Baron Capital Inc., 767 Fifth Avenue, New York, NY 10153
     Baron Capital Asset Fund

Delaware Group Premium Fund, managed by Delaware Management Company, Inc., One Commerce Square, Philadelphia, PA 19103 and for International and Emerging Markets, Delaware International Advisors, LTD., 80 Cheapside, London, England ECV2 6EE and distributed by Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103
     Delaware Group Devon Series--Standard Class
     Delaware Group High Yield Series (formerly Delchester Series)--Standard
      Class
     Delaware Group International Series--Standard Class
     Delaware Group REIT Series--Standard Class
     Delaware Group Small Cap Value Series--Standard Class

Deutsche Asset Management VIT Funds Trust (formerly BT Insurance Funds Trust) managed by Bankers Trust Company, 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed by First Data Distributors, Inc., 4400

Computer Drive, Westborough, MA 01581
     Deutsche VIT EAFE[RegTM] Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Fund, and Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, 82 Devonshire Street, Boston, MA 02103
     Fidelity VIP Growth Portfolio-Service Class
     Fidelity VIP High Income Portfolio--Service Class
     Fidelity VIP Overseas Portfolio--Service Class
     Fidelity VIP II Asset Manager Portfolio-Service Class
     Fidelity VIP II Contrafund Portfolio-Service Class

Franklin Templeton Variable Insurance Products Trust, managed by Templeton Investment Counsel, Inc. and its Templeton and Franklin affiliates and distributed by Franklin/Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, FL 33716-1205
     Franklin Small Cap Fund-Class 2
     Templeton Asset Strategy Fund-Class 2 (formerly Templeton Asset Allocation
      Fund)
     Templeton Growth Securities Fund-Class 2 (formerly Templeton Stock Fund) Templeton International Securities Fund-Class 2 (formerly Templeton
      International Fund)

Janus Aspen Series, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore St., Denver, CO 80206-4928
     Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares Janus Aspen Series Balanced Portfolio--Institutional Shares
     Janus Aspen Series Flexible Income Portfolio--Institutional Shares Janus Aspen Series Global Technology Portfolio--Service Shares
     Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares

Lincoln National Funds, managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne, IN 46802 and distributed by Lincoln Financial Advisors, Inc., 350 Church Street, Hartford, CT 06103. Sub-advisors are also noted.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc. (Sub-advised by Janus Capital Corp.)
     LN Equity-Income Fund, Inc. (Sub-advised by Fidelity Management Trust Co.) LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc. (Sub-advised by Vantage Global Advisors)

Lincoln Investment Management, Inc. (Lincoln Investment) has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

MFS[RegTM] Variable Insurance Trust, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series
     MFS Capital Opportunities Series

Neuberger Berman Advisers Management Trust, managed and distributed by Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0006
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

OCC Accumulation Trust, managed by OpCap Advisors and distributed by OCC Distributors, One Financial Center, New York, NY 10281
     OCC Trust Managed Portfolio

OppenheimerFunds, managed and distributed by OppenheimerFunds, Inc., Two World Trade Center, New York, NY 10048
     Oppenheimer Main Street Growth and Income Fund/VA

The investment advisory fees charged the Funds by their advisors are shown on pages 6-8.

Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

o American Century VP Income & Growth Fund: Seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks.

o American Century VP International Fund: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

o AFIS Bond Fund--Class 2: The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

o AFIS Global Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth-Income Fund--Class 2: The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

o AFIS High-Yield Bond Fund--Class 2: The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

o AFIS U.S. Government/AAA Rated Securities Fund--Class 2: The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

o Baron Capital Asset Fund: The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

o Delaware Group Devon Series --Standard Class: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.

o Delaware Group High Yield Series--Standard Class (formerly Delchester Series):
  Seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds commonly known as junk bonds), foreign bonds, U.S. Government securities and commercial paper. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

o Delaware Group International Equity Series--Standard Class: Seeks long-term growth without undue risk to principal by investing primarily in foreign-company stocks with the potential for capital appreciation and income.

o Delaware Group REIT Series--Standard Class: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

o Delaware Group Small Cap Value Series--Standard Class: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

o Deutsche VIT EAFE[RegTM] Equity Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Europe, Australia, Far East Index (the EAFE Index), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.

o Deutsche VIT Equity 500 Index Fund: Seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index, before the deduction of Fund expenses.

o Deutsche VIT Small Cap Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks.

o Fidelity VIP Growth Portfolio--Service Class: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

o Fidelity VIP High Income Portfolio--Service Class: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

o Fidelity VIP Overseas Portfolio--Service Class: Seeks long-term growth of capital by investing mainly in foreign securities.

o Fidelity VIP II Asset Manager Portfolio--Service Class: Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.

o Fidelity VIP II Contrafund Portfolio--Service Class: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

o Franklin Small Cap Fund--Class 2: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase. Franklin Advisers, Inc. serves as the Fund's investment advisor.

o Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares: Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

o Janus Aspen Series Balanced Portfolio--Institutional Shares: Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

o Janus Aspen Series Flexible Income Portfolio--Institutional Shares: To seek maximum total return, consistent with preservation of capital. Pursues objective primarily through investments in income-producing securities.

o Janus Aspen Series Global Technology Portfolio--Service Shares: To seek long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.

o Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

o Lincoln National Bond Fund, Inc.: Seeks maximum current income consistent with prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

o Lincoln National Capital Appreciation Fund, Inc.: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk (high risk) bonds.

o Lincoln National Equity-Income Fund, Inc.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).

o Lincoln National Money Market Fund, Inc.: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

o Lincoln National Social Awareness Fund, Inc.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

o MFS Research Series: Seeks to provide long-term growth of capital and future income.

o MFS Total Return Series: Seeks primarily to provide above-average income (compared to a portfolio entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

o MFS Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

o MFS Capital Opportunities Series: Seeks capital appreciation.

o Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

o Neuberger Berman AMT Partners Portfolio: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.

o OCC Accumulation Trust Managed Portfolio: Seeks to achieve growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on manager's assessments of the relative outlook for such investments.

o Oppenheimer Main Street Growth and Income Fund/VA: Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

o Templeton Asset Strategy Fund--Class 2 (formerly Templeton Asset Allocation
  Fund): Seeks a high level of total return. Invests in stocks of companies in any nation, bonds of companies and governments of any nation and in money market instruments, including emerging markets. Assets are allocated among different investments depending upon worldwide market and economic conditions.

o Templeton Growth Securities Fund--Class 2 (formerly Templeton Stock Fund):
  Seeks long-term capital growth. It invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.

o Templeton International Securities Fund--Class 2 (formerly Templeton International Fund): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as the Fund's investment advisor.


There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.


Lincoln Life has entered into agreements with the various trusts or corporations and their advisors or distributors under which Lincoln Life makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisors or distributors may compensate Lincoln Life at annual rates of between .10% and .40% of assets in a particular Fund attributable to the Policies.


Mixed and Shared Funding


Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

Substitution of Securities

If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.


CHARGES & FEES

Premium Load

The premium load is deducted from your premium payments. This load represents sales and administrative expenses associated with the startup and maintenance of the policy.

1. Guaranteed Maximum Premium Load

The premium load is guaranteed to be no higher than the amounts shown in the following table.

                   For Premiums Paid up to     For Premiums Paid greater than
                   Target Premium --           Target Premium --
                   load as a percentage of     load as a percentage of
Policy Year(s)     premium                     premium
----------------   -------------------------   -------------------------------
1                              15%                             6%
2-5                            10%                             6%
6 and after                     6%                             6%

2. Current Premium Load

The premium load is currently as shown in the following table.

                   For Premiums Paid up to     For Premiums Paid greater than
                   Target Premium --           Target Premium --
                   load as a percentage of     load as a percentage of
Policy Year(s)     premium                     premium
----------------   -------------------------   -------------------------------
1                             10.5%                           2.5%
2-5                            7.5%                           1.5%
6-7                            3.5%                           1.5%
8 and after                    1.5%                           1.5%

Premium Load Refund

Upon a full surrender of your Policy within the first 24 months if your Policy is not in default you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. To determine the Surrender Value during the premium load refund period the Total Account Value will be reduced by the amount of any Loan Account Value, including accrued interest. That amount would be increased by the applicable credit for the premium load. A decrease in the specified amount in Policy Years 1 or 2 will proportionately decrease the amount of any premium load refund.

For Policies surrendered during the first twelve months after the Date of Issue, the refund is 7% of premium paid in the first Policy Year up to the Target Premium and 3% of premium paid in the first Policy Year above Target Premium. For months 13 through 24, the refund is 75% of the first Policy Year refund amount.

Premium Tax Charge

An amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments.

Charges and Fees Assessed Against the Total Account Value

A Monthly Deduction is made from the Total Account Value. The Monthly Deduction is made as of the same day each month, beginning with the Date of Issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance is the portion of the monthly deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance depends on the Issue Age, risk class of the Insured and the number of Policy Years elapsed and Specified Amount of the Policy.

Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will begin as of the Date of Issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the Specified Amount of the Policy issued, even if any temporary insurance coverage provided during the underwriting period was for a lesser amount.

The Monthly Deduction also includes a monthly administrative expense charge of $6 currently, guaranteed not to exceed $10 per month during all Policy Years.

The monthly administrative expense charge is for items such as premium billing and collection, Policy value calculation, confirmations and periodic reports and will not exceed our costs. The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values.

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of Account S for mortality and expense risks assumed by it in connection with the Policy.

Currently, the amount of this charge, on an annualized basis, is the following percentage of Policy value in the Separate Account:


                        Annualized Mortality and
Policy Years            Expense Risk Charge
---------------------   -------------------------
  1-10                             0.70%
  11 and later                     0.35%


The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.90% of average daily net assets on an annualized basis.

Reduction of Charges

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any Policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

o The amount of premium you intend to pay;

o Which life insurance qualification method best suits your needs--Cash Value Accumulation or Guideline Premium;

o Which one of the three Death Benefit Options you would like, and the Premium Accumulation Rate you would like if you choose Death Benefit Option 3;

o The way your net premiums will be allocated to the Funds and/or the Fixed Account.

Each of these choices is described in detail below:

Premium Payments

Planned Premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional Premiums are any premiums you pay in addition to Planned Premiums.

Payment of Minimum Monthly Premiums, Planned Premiums, or Additional Premiums in any amount will not guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. The Policy's surrender value must be sufficient to cover the next Monthly Deduction.

At any time, you may increase your Planned Premium by written notice to us, or pay Additional Premiums, except that:

o We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year increases the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

o If you have chosen the Guideline Premium method for life insurance qualification, in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

o If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

o If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

o After your first premium payment all premiums must be sent to our Administrative Office. Your premium payments received will be allocated as you have directed and amounts allocated to the Funds will be credited at the Accumulation Unit value determined at the end of the business day after each payment is received.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Date of Issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. The Date of Issue is the date from which policy years, policy anniversaries and Attained Age are determined. The Date of Coverage is the date on or after the Date of Issue that the initial premium has been paid (1) while the Insured is alive and (2) prior to any change in health and insurability, as represented in the application. Issue Age is the Insured's age on his/her birthday closest to the Policy Date of Issue. Backdating may be desirable, for example, so that you can purchase a particular Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Date of Issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with Accumulation Units. You cannot be credited with Accumulation Units until your Net Premium is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

Life Insurance Qualification

A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose a Policy which uses either the Guideline Premium test or the Cash Value Accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to Total Account Value. We refer to the ratios as Applicable Percentages. We refer to required life insurance coverage in excess of the Total Account Value as the Death Benefit corridor.

The Applicable Percentages for the Guideline Premium test are 250% through Attained Age 40, decreasing over time to 100% at Attained Age 95 and above. Attained Age is the Issue Age of the Insured increased by the number of Policy Years elapsed. The Guideline Premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified Death Benefit. The Cash Value Accumulation test does not limit premiums which may be paid but has higher required Applicable Percentages. For example, Applicable Percentages for Non-Smokers range from 730% at Attained Age 20 to 380% at Attained Age 40 to 100% at Attained Age 100.

If your primary objective is to pay as much premium as possible into the Policy to target a cash value funding objective, generally a Cash Value Accumulation method policy will best meet your needs, since it generally permits higher premium payments. The choice, however, might result in higher eventual Cost of Insurance charges because of the higher Death Benefit corridor.

In addition, the payment of higher premiums which would be associated with choosing the Cash Value Accumulation method increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limit during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation.

If your primary objective is to maximize the potential for growth in Total Account Value, or to conserve Total Account Value, generally a Guideline Premium Policy will best meet your needs. This is because the Applicable Percentages are lower, resulting in lower Cost of Insurance charges for the smaller required Death Benefit corridor coverage.

If your primary objective is to provide a specified Death Benefit at low cost, then generally there is no difference between the testing methods because the planned premium will be less than the maximum premium limit under the Guideline Premium test and additional Death Benefit insurance coverage may not be necessary under either testing method to comply with the Death Benefit corridor requirements. The Policy's Death Benefit may also be referred to as the Target Face Amount. If a Term Insurance Rider is attached to the Policy, the Target Face Amount is the Term Insurance Rider's Benefit Amount plus the Policy's Death Benefit which is dependent upon the Death Benefit Option in effect.

Death Benefit Options

At the time of purchase, you must choose from three available Death Benefit Options. The amount payable under the option chosen will be determined as of the date of the Insured's death. The Death Benefit may be affected by partial surrenders. The Death Benefit for all three options will be reduced by the Loan Account Value plus any accrued interest.

Under Option 1, the Death Benefit will be the greater of the Specified Amount or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 1 generally provides a level Death Benefit.

Under Option 2, the Death Benefit will be the greater of the Specified Amount, plus the Total Account Value or the Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under Option 3, the Death Benefit will be the greater of the Specified Amount plus the Accumulated Premium(s) accumulated at the Premium Accumulation Rate or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value but will not exceed the total Death Benefit paid under Option 2. This option may only be selected at issue.


The Accumulated Premium is the sum of all the premiums paid from the Date of Issue accumulated at the Premium Accumulation Rate. You select the Premium Accumulation Rate at issue. Any rate requested in excess of 10% may be subject to additional underwriting.


The choice of Death Benefit Option should be based upon the pattern of Death Benefits which best matches the intended use of the Policy. For example, an Option

1 Policy should be chosen for a simple, fixed, level total Death Benefit need. Option 2 would be chosen to provide a level death benefit in addition to the Policy Total Account Value, and Option 3 would provide a level death benefit for the Specified Amount plus a return of Accumulated Premiums.

Choosing the option which provides the lowest pattern of Death Benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the Total Account Value. Other than providing the appropriate pattern of desired Death Benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options are based upon the amount at risk, the difference between the Death Benefit and the Total Account Value each month.

The same is true for the choice of a Premium Accumulation Rate under Option 3. Choice of a higher Premium Accumulation Rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in Total Account Value.

Allocations and Transfers to Funding Options

At purchase, you must decide how to allocate your Net Premiums among the Funds and/or the Fixed Account. Net Premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to or transferring values among the Funds.

Before the Maturity Date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. The Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each Policy anniversary, and before the Maturity Date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Policy anniversary and will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1000.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values determined at the end of the Valuation Period after your request is received by our Administrative Office. (See "Accumulation Unit Value.") The Valuation Period is the period of time from when the Company determines the Accumulation Unit Value and Settlement Option Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

POLICY VALUES

Total Account Value

The Total Account Value is the sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.

We will allocate each Net Premium (the premium paid, less both the premium load and the premium tax charge) to a funding option in the Separate Account and credit it in the form of Accumulation Units. An Accumulation Unit is used to measure the value of a Policy owner's interest in each applicable funding option used to calculate the value of the variable portion of the Total Account Value before election of a settlement option. We will credit each Net Premium we receive after your policy is issued to your Policy at the Accumulation Unit Value for a selected Fund at the end of the business day we receive it. The number of Accumulation Units credited is the Net Premium divided by that Accumulation Unit Value. Shares in each Fund you select will be purchased for the Separate Account at the Fund's net asset value next computed after we receive the Net Premium. Since each Fund has its own Accumulation Unit value if you choose a combination of funding options, you will have Accumulation Units credited for each funding option.

Separate Account Value is the sum of values in each Separate Account funding option which is the total number of Accumulation Units times the current Accumulation Unit Value. To that we add any Fixed Account values and any Loan Account Values to arrive at the Policy's Total Account Value.

The number of Accumulation Units you have is not changed by any change in the value of an Accumulation Unit. The number is increased by contributions or transfers and decreased by charges and withdrawals.

There is no guarantee that the Separate Account Value will equal or exceed Net Premiums placed in the Separate Account.

We will notify you annually as to the number of Accumulation Units credited to your Policy for each Fund, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

Accumulation Unit Value

We convert any Net Premium payment allocated to, or Policy Value transferred to a Sub-Account into Accumulation Units. The Accumulation Unit Value for a Sub-Account is determined by:


o multiplying the Fund shares owned by the Sub-Account at the beginning of the business day by the net asset value per share at the end of the business day and adding any dividend or other distribution during the business day; minus


o the daily Sub-Account charges which may include a tax charge or credit; and

o dividing the result of the foregoing subtraction by the number of Accumulation Units for that Sub-Account at the beginning of the business day.

The Accumulation Unit Value may increase or decrease from business day to business day.

Maturity Value

The Maturity Date is the Policy Anniversary nearest the Insured's 100th birthday.

The Maturity Value of the Policy is the Total Account Value on the Maturity Date, less the Loan Account Value and any unpaid accrued interest.

Surrender Value


The Surrender Value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the Total Account Value minus the Loan Account Value and any accrued interest, plus any credit for premium loads paid. All or part of the Surrender Value may be applied to one or more of the Settlement Options. If you make a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.


POLICY RIGHTS

Partial Surrenders

A partial surrender may be made at any time after the first Policy Year. If, at the time of a partial surrender your Total Account Value is attributable to more than one funding option, the transaction charge and the amount paid to you upon the surrender will be taken proportionately from the Accumulation Unit values in each funding option.

The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a Settlement Option.

For an Option 1 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value and the Death Benefit, but it will not reduce the Specified Amount.

For an Option 3 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

We will pay you on a full or partial surrender within seven calendar days after we receive your written request at our Administrative Office in satisfactory form. Payment may be postponed if the New York Stock Exchange has been closed or trading has been restricted or an emergency exists. Your payment from the Fixed Account Values may be deferred up to six months except when used to pay premiums to the Company.

The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

Reinstatement of a Lapsed Policy

A lapse occurs if your Monthly Deduction is greater than the Policy's Surrender Value and no payment to cover the deduction is made within 61 days of our notifying you.

You can apply for reinstatement within five years after the date of lapse and before the Maturity Date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deductions, plus two additional Monthly Deductions. In the event of reinstatement, the Policy will be reinstated on the monthly deduction day following our approval. The Policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any loan account value will not be reinstated.

Policy Loans

The maximum loan amount is 90% of Total Account Value unless individual state laws require otherwise. The Loan Account Value, which is the loan amount plus interest, reduces any proceeds payable.

Any loan made will be taken proportionally from the amount in each funding option. Repayments on the loan will be allocated in proportion to current premium allocations, and will reduce the Loan Account Value.

The annual rate we charge during any Policy Year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

o  5%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year's and decrease only when it would be at least 0.5% lower than the prior Policy Year's.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any unpaid interest is added to the loan.

The Loan Account Value will earn interest at an annual rate equal to the greater of:

o the policy loan interest rate less an annual rate not to exceed 0.90%; or

o  4.0%

The interest earned by the Loan Account Value will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.

Policy Changes

Increases: You may increase the Specified Amount of your Policy at any time subject to satisfactory evidence of insurability which may be required.


Decreases: Generally, you may decrease the Specified Amount of your Policy; however, no decrease may reduce the Specified Amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the fifth Policy Year is subject to approval of this feature by state regulatory agencies and to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the Policy owner.


o Changes from Death Benefit Option 1 to Death Benefit Option 2 are allowed at any time. The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

o Changes from Death Benefit Option 2 to Death Benefit Option 1 are allowed at any time. The new Specified Amount will equal the Specified Amount plus the Total Account Value as of the time of the change.

o Changes from Death Benefit Option 3 to Death Benefit Option 1 are allowed at any time. The Specified Amount will be increased to equal the Specified Amount prior to the change plus the lesser of the Accumulated Premiums or the Total Account Value at the time of the change.

o Changes from Death Benefit Option 3 to Death Benefit Option 2 are allowed at any time. The Specified Amount will be reduced to equal the Specified Amount prior to the change minus the difference between the Total Account Value and the sum of the Accumulated Premiums at the time of the change.

o Changes from Death Benefit Options 1 or 2 to Death Benefit Option 3 are not allowed.

Right to Examine the Policy

The Policy has a "Right to Examine Period" during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy. Some states provide a longer period of time to exercise these rights. Your Policy will indicate if you have more than 10 days to review the Policy. If you return (cancel) the Policy, we will pay a refund of (1) the difference between payments made and amounts allocated to the Separate Account, plus (2) the value of the amount allocated to the Separate Account as of the date the returned Policy is received by us, plus (3) any fees imposed on the amounts allocated to the Separate Account. However, some state laws require that the refund be equal to all premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums you paid by check may be delayed until the check clears your bank.

DEATH BENEFIT

The Death Benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the Settlement Options or such options as we may choose to make available in the future. Payment of the Death Benefit may be delayed if the Policy is being contested.

POLICY SETTLEMENT

Settlement Options

Proceeds in the form of Settlement Options are payable by the Company upon the Insured's death, upon Maturity of the Policy, or upon election of one of the Settlement Options.

Upon the death of the Insured the proceeds of the Policy will be paid to the Beneficiary(ies) in the form of an annuity in Settlement Option 1, 2 or 3 if the Beneficiary(ies) so elect. An annuity is a series of payments for a definite period of time or for the life of an individual. For Settlement Option 4, payments of requested amounts are made at the request of the Payee or payments may be through one of the other available Settlement Options.

All or part of the Proceeds of this Policy may be applied, under one or more of the options described below. An election shall be made by written request to our Administrative Office. The Payee of Proceeds may make this election if no prior election has been made.

The Payee must designate whether the payments will be:

o on a fixed basis,

o on a variable basis, or

o a combination of fixed and variable bases.

Variable Settlement Options will be supported by the then available Funds of the Company's Variable Annuity Account N (Account N), a separate account very similar to the Separate Account, except that Account N supports variable annuity benefits rather than variable life insurance benefits. We will provide an Account N prospectus in connection with selection of a Settlement Option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account N. The available Funds may be and the charges imposed on Account N are expected to be different from those that relate to the Separate Account prior to commencement of a Settlement Option. Accordingly, you should review the Account N prospectus, as well as prospectuses for Account N's underlying Funds, prior to selecting any variable payment Settlement Option. A minimum monthly payment of $50 from each funding option will be required.

You make transfers among Funds while receiving payments on a variable basis under our administrative procedures in effect at the time. Currently, we limit the number of transfers to three per calendar year, but we can change this limit in the future.

If no designation is made, the Separate Account Value shall be used to provide a variable payment, and the Fixed Account Value shall be used to provide a fixed payment.

If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.

Annuity Payment Options:

Option 1 -- Life Annuity/Life Annuity with Guaranteed Period -- Fixed and/or variable annuity payments will be made for the lifetime of the Annuitant with no certain period, or life and a 10 year certain period, or life and a 20 year certain period.

Option 2 -- Unit Refund Life Annuity -- Variable annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the number of the Fund settlement option annuity units initially purchased (determined by dividing the total dollar amount applied to purchase this settlement option by the Fund settlement option annuity unit value on the Annuity Commencement Date) is greater than (b) the number of Fund settlement option annuity units paid as part of each variable annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the number of Fund settlement option annuity units determined by (a) minus (b) will be made. The refund payment value will be determined using the Fund settlement option annuity unit value on the Valuation Date on which the death claim is approved by us for payment after we have received (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 3 -- Cash Refund Life Annuity -- Fixed annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the total dollar amount applied to purchase this option is greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the dollar amount of (a) minus (b) will be made. The refund payment will be made on the Valuation Date on which the death claim is approved by us for payment after we are in receipt of (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 4 -- Joint Life Annuity/Joint Life Annuity with Guaranteed Period -- Fixed and/or variable payments will be made during the joint life of the Annuitant and a Joint Annuitant of the Owner's choice. Payments will be made for life with no certain period, or life and a 10 year certain period, or life and a 20 year certain period. Payments continue for the life of the survivor at the death of the Annuitant or Joint Annuitant.

Other Options -- other options may be available as agreed upon in writing by us.

TERM INSURANCE RIDER


The Policy can be issued with a Term Insurance Rider as a portion of the total Death Benefit. The Rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The Rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in Total Account Value to fund life insurance coverage in later Policy Years. However, term coverage does not have an associated Account Value. The amount of coverage provided under the Rider's Benefit Amount varies from month to month.


The Benefit Amount is the Target Face Amount minus the Specified Amount. However, if the Death Benefit of the Policy is defined as a percentage of the Total Account Value, the Benefit Amount is zero.

The cost of the Rider is added to the Monthly Deductions, and is based on the Insured's premium class, Issue Age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year.

If the Policy's Death Benefit increases as a result of an increase in Total Account Value (see "Life Insurance Qualification"), the Rider's Target Death Benefit will be reduced by an equivalent amount to maintain the total desired Death Benefit.

The Rider's Death Benefit is included in the total Death Benefit paid under the Policy. (See "Death Benefit Options.")

THE COMPANY

The Company is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Directors and Officers of Lincoln Life


The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.



         Name, Address and
    Position(s) with Registrant                 Principal Occupations Last Five Years
----------------------------------   -----------------------------------------------------------
Nancy J. Alford                      Vice President [4/96-present], formerly; Second Vice
Vice President                       President [1/90-4/96], The Lincoln National Life Insurance
                                     Company

Roland C. Baker                      Vice President [1/95-present] The Lincoln National Life
Vice President                       Insurance Co., President and Director, First Penn Pacific
1801 S. Meyers Rd.                   Life Insurance Company.
Oakbrook Terrace, IL 60181

Jon A. Boscia                        President, Chief Executive Officer and Director, Lincoln
President and Director               National Corporation [1/98-present], Formerly: President,
1500 Market Street                   Chief Executive Officer and Director [10/96-1/98] and
Suite 3900                           President and Chief Operating Officer [5/94-10/96], The
Philadelphia, PA 19102               Lincoln National Life Insurance Company.

Janet Chrzan                         Senior Vice President, Chief Financial Officer, and Director
Senior Vice President,               [4/00-present] The Lincoln National Life Insurance Company.
Chief Financial                      Formerly: Vice President and Treasurer, Lincoln National
Officer and Director                 Corporation
1500 Market Street
Suite 3900
Philadelphia, PA 19102

John Gotta                           Chief Executive Officer of Life Insurance, Senior Vice
Chief Executive Officer of Life      President and Assistant Secretary [12/99-present], The
Insurance, Senior Vice President     Lincoln National Life Insurance Company. Formerly:
and Assistant Secretary              Senior Vice President and Assistant Secretary
350 Church Street                    [4/98-12/99]; Senior Vice President [2/98-4/98]; Vice
Hartford, CT 06103                   President and General Manager [1/98-2/98] The Lincoln
                                     National Life Insurance Co. Formerly: Senior Vice
                                     President, Connecticut General Life Insurance Company
                                     [3/96-12/97]; Vice President, Connecticut (Massachusetts
                                     Mutual) Mutual Life Insurance Company [8/94-3/96].

        Name, Address and
   Position(s) with Registrant                 Principal Occupations Last Five Years
---------------------------------   ----------------------------------------------------------
J. Michael Hemp                     President and Director [7/97-present], Lincoln Financial
Senior Vice President               Advisors Inc.; Senior Vice President [formerly Vice
350 Church Street                   President] [10/95-present], The Lincoln National Life
Hartford, CT 06103                  Insurance Company.

Stephen H. Lewis                    Interim Chief Executive Officer of Annuities and Senior
Interim Chief Executive Officer     Vice President, [12/99-present], Formerly: Senior Vice
of Annuities and Senior Vice        President, [5/94-12/99] The Lincoln National Life
President                           Insurance Company.

H. Thomas McMeekin                  President and Director 5/94-present, Lincoln Investment
Director                            Management, Inc.
One Commerce Square
2005 Market Street
Philadelphia, PA 19013

Gary W. Parker                      Senior Vice President [4/00-present], Vice President,
Senior Vice President               Product Management, [7/98-3/00] The Lincoln National
350 Church Street                   Life Insurance Company. Formerly: Senior Vice President,
Hartford, CT 06103                  Life Products [10/97-6/98]; Vice President, Marketing
                                    Services [9/89-10/97] Life of Virginia.

Lawrence T. Rowland                 Executive Vice President [10/96-present] Formerly: Senior
Executive Vice President and        Vice President [1/93-10/96]), The Lincoln National Life
Director                            Insurance Company. Chairman, Chief Executive Officer,
One Reinsurance Place               President and Director [10/96-present], Formerly: Senior
1700 Magnavox Way                   Vice President [10/95-10/96].
Fort Wayne, IN 46802

Keith J. Ryan                       Vice President, Controller and Chief Accounting Officer
Vice President, Controller and      [1/96-present] The Lincoln National Life Insurance
Chief Accounting Officer            Company.

Richard C. Vaughan                  Executive Vice President and Chief Financial Officer
Director                            [1/95-present] The Lincoln National Life Insurance
Centre Square                       Company.
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102

Michael R. Walker                   Senior Vice President [1/98-present], Vice President
Senior Vice President               [1/96-1/98] The Lincoln National Life Insurance Co.
350 Church Street                   Formerly: Vice President [3/93-1/96], Employers Health
Hartford, CT 06103                  Insurance Company.

Roy V. Washington                   Vice President [7/96-present] formerly, Associate Counsel
Vice President                      [2/95-7/96] The Lincoln National Life Insurance Company.


ADDITIONAL INFORMATION

Reports to Policyowners

Within 30 days after each Policy Anniversary and before proceeds are applied to a Settlement Option, we will send you a report containing the following information:

o a statement of changes in the Total Account Value and Surrender Value since the prior report or since the Date of Issue, if there has been no prior report. This includes a statement of Monthly Deductions and investment results and any interest earnings for the report period;

o Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary;

o a projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.

If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

Right to Instruct Voting of Fund Shares


In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each Separate Account. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.


The number of Fund shares which each Policy owner is entitled to direct a vote is determined by dividing the portion of Total Account Value attributable to a Fund, if any, by the net asset value of one share in the Fund. Where the value of the Total Account Value or the Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting. Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the Separate Account.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

Disregard of Voting Instructions

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determined that the change would have an adverse effect on the Separate Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

State Regulation

We are subject to regulation and supervision by the Insurance Department of the State of Indiana, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Indiana and in other jurisdictions where they are offered.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

Legal Matters

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.


Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.


The Registration Statement

A Registration Statement under the 1933 Act has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

Distribution of the Policies

The Policy will be sold by individuals and entities, who in addition to being appointed as life insurance agents for Lincoln Life are also registered representatives of Lincoln Financial Advisors Corporation or of other registered broker-dealers who maintain a selling relationship with Lincoln Life. Registered broker-dealers and registered representatives of broker-dealers ordinarily receive commission and service fees up to 35% of the first year premium as defined and limited by Internal Revenue Code Section 7702, plus up to 10% of all other premiums paid. A registered representative or registered broker-dealer may be required to return all or part of any commission if the Policy is not continued for a certain period. All compensation is paid from Lincoln Life resources, which include sales charges made under this policy.

Records and Accounts

Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Funds shares held in the Separate Account will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

Experts


The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Legal matters included in this prospectus have been examined by Robert A. Picarello, Esq. as stated in the opinion filed as an exhibit to the registration statement.

Actuarial matters included in this prospectus have been examined by Ronald D. Franzluebbers, FSA as stated in the opinion filed as an exhibit to this registration statement.

Advertising

Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. Lincoln Life may advertise these ratings from time to time. In addition, Lincoln Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, Lincoln Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

TAX ISSUES

Introduction. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Life Insurance Contracts In General

Tax Status of the Policy. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

Investments in the Separate Account must be diversified. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on investment options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No guarantees regarding tax treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

Tax treatment of life insurance death benefit proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax deferral during accumulation period. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

Policies Which Are MECS

Characterization of a policy as a MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

Tax treatment of withdrawals, loans, assignments and pledges under MECs. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty taxes payable on withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59-1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

Policies Which Are Not MECS

Tax treatment of withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain distributions required by the tax law in the first 15 policy years.
Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

Tax treatment of loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the your income.

Other Considerations

Insured lives past age 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the tax law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

Disallowance of interest deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal income tax withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes In The Policy Or Changes In The Law. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Tax Status Of Lincoln Life

Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


MISCELLANEOUS POLICY PROVISIONS

The Policy, including riders, which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Payment of Benefits

All benefits are payable by us. We may require submission of the Policy before we grant loans, make changes or pay benefits.

Age

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

Incontestability

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's Date of Issue.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date.

Suicide

In most states, if the Insured commits suicide within two years from the Date of Issue, the only benefit paid will be the sum of:

a) premiums paid less amounts allocated to the Separate Account; and

b) the Separate Account Value on the date of suicide, plus the portion of the Monthly Deduction from the Separate Account Value, minus

c) the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

Coverage Beyond Maturity


We will continue coverage beyond the Maturity Date if; (1) your Cash Surrender Value remains positive; and (2) you do not select a Settlement Option under the policy. The Maturity Date for this Policy is the Policy Anniversary nearest the Insured's 100th birthday.

Under Coverage Beyond Maturity, at the Maturity Date we will transfer the Separate Account Value to the Fixed Account. We will then continue to pay interest on the Total Account Value of the Policy as described in Policy Values -- Interest Credited.

Where permitted by law we will continue to charge you Monthly Deductions, except that we will not charge you any Cost of Insurance. In addition, Loan Interest on any loans outstanding on the Maturity Date will continue to accrue. Coverage Beyond Maturity is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture will not be available once this Coverage Beyond Maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the Maturity Date. Therefore, you should consult your tax advisor before the Policy becomes eligible for Coverage Beyond Maturity.

You may, by written request at any time before the Maturity Date of this Policy, elect to continue coverage beyond the Maturity Date. At Age 100, the Separate Account Value will be transferred to the Fixed Account. If coverage beyond maturity is elected, we will continue to credit interest to the Total Account Value of this Policy. Monthly Deductions will be calculated with a Cost of Insurance rate equal to zero. (This provision is not available in certain states.)

At this time, uncertainties exist regarding the tax treatment of the Policy should it continue beyond the Maturity Date. You should therefore consult with your tax advisor prior to making this election. (See "Tax Matters.")

Nonparticipation

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

                                   Appendix A

Illustrations of Death Benefit, Total Account Values and Surrender Values.

The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values and Surrender Values of a Policy issued with an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, VII and VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III, IV, IX and X illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V, VI, XI and XII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. Tables I through VI show values under the Guideline Premium Test for the definition of life insurance, and Tables VII through XII show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over a designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, V, VII, IX and XI assume the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable premium load of 15% up to the first year's Target Premium and 6% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 10% up to the second year's Target Premium and 6% over the Target Premium, are assessed in the second through fifth Policy Year and 6% on all premium in all Policy years thereafter.

Tables II, IV, VI, VIII, X and XII assume that the current scale of Cost of Insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 policy years and 0.35% for policy years 11 and thereafter, the current premium load of 10.5% up to the first year's target premium and 2.5% over the target premium are assumed in the first policy year, the current premium load of 7.5% up to the second through the fifth years' target premiums and 1.5% over the target premiums are assumed in the second through the fifth policy years, the current premium load of 3.5% up to the sixth and the seventh years' target premiums and 1.5% over the target premiums are assumed in the sixth and the seventh policy years, 1.5% on all premium in all policy years thereafter.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See individual prospectuses for each Fund for more information.


In addition, these values reflect the application of the mortality and expense risk charge, premium load and an assumed premium tax charge of 2.20% on all premium. After deduction of these amounts, the illustrated net annual return is -1.71%, 4.29% and 10.29% on a maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.16%, 4.84% and 10.84% for Policy Years 1-10 and -1.51%, 4.49% and 10.49% for Policy Years 11 and thereafter.

The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.81% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 1999.


Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the portfolio expense table. Assuming those waivers and reimbursements were discontinued, the Fund investment advisory fees and other expenses arithmetic average would be equivalent to an annual effective rate of
 .86% of the daily net asset value of the Separate Account.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Account S, and if no Policy loans have been made. The tables are based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     Table I

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $542,188

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    542,188    542,188      542,188     6,021      6,442        6,863     6,721      7,142        7,563
 2                21,525    542,188    542,188      542,188    12,320     13,569       14,871    12,845     14,094       15,396
 3                33,101    542,188    542,188      642,188    18,393     20,884       23,586    18,393     20,884       23,586
 4                45,256    542,188    542,188      542,188    24,226     28,379       33,066    24,226     28,379       33,066
 5                58,019    542,188    542,188      542,188    29,820     36,061       43,396    29,820     36,061       43,396
 6                71,420    542,188    542,188      542,188    35,563     44,349       55,100    35,563     44,349       55,100
 7                85,491    542,188    542,188      542,188    41,026     52,822       67,859    41,026     52,822       67,859
 8               100,266    542,188    542,188      542,188    46,193     61,474       81,773    46,193     61,474       81,773
 9               115,779    542,188    542,188      542,188    51,039     70,286       96,949    51,039     70,286       96,949
10               132,068    542,188    542,188      542,188    55,534     79,239      113,506    55,534     79,239      113,506
15               226,575    542,188    542,188      542,188    72,151    125,920      223,141    72,151    125,920      223,141
20               347,193    542,188    542,188      542,188    75,775    174,314      402,063    75,775    174,314      402,063
25               501,136    542,188    542,188      812,069    57,220    220,022      700,059    57,220    220,022      700,059
30               697,610          0    542,188    1,260,198         0    256,607    1,177,755         0    256,607    1,177,775
20 (Age 65)      347,193    542,188    542,188      542,188    75,775    174,314      402,063    75,775    174,314      402,063

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table II

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $542,188

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    542,188    542,188      542,188     7,486      7,974        8,463     8,186      8,674        9,163
 2                21,525    542,188    542,188      542,188    15,046     16,509       18,032    15,571     17,034       18,557
 3                33,101    542,188    542,188      542,188    22,368     25,323       28,502    22,368     25,323       28,502
 4                45,256    542,188    542,188      542,188    29,518     34,434       39,974    29,518     34,434       39,974
 5                58,019    542,188    542,188      542,188    36,439     43,857       52,558    36,439     43,857       52,558
 6                71,420    542,188    542,188      542,188    43,546     54,023       66,818    43,546     54,023       66,818
 7                85,491    542,188    542,188      542,188    50,429     64,541       82,483    50,429     64,541       82,483
 8               100,266    542,188    542,188      542,188    57,272     75,621       99,918    57,272     75,621       99,918
 9               115,779    542,188    542,188      542,188    63,853     87,059      119,077    63,853     87,059      119,077
10               132,068    542,188    542,188      542,188    70,143     98,847      140,131    70,143     98,847      140,131
15               226,575    542,188    542,188      542,188    97,751    165,382      286,104    97,751    165,382      286,104
20               347,193    542,188    542,188      650,611   116,327    244,836      533,287   116,327    244,836      533,287
25               501,136    542,188    542,188    1,098,261   129,347    347,159      946,777   129,347    347,159      946,777
30               697,610    542,188    542,188    1,746,798   129,098    481,005    1,632,522   129,098    481,005    1,632,522
20 (Age 65)      347,193    542,188    542,188      650,611   116,327    244,836      533,287   116,327    244,836      533,287

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table III

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $542,188

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    542,188    542,188      542,188     6,021      6,442        6,863     6,721      7,142        7,563
 2                21,525    542,188    542,188      542,188    12,320     13,569       14,871    12,645     14,094       15,396
 3                33,101    542,188    542,188      542,188    18,393     20,884       23,586    18,393     20,884       23,586
 4                45,256    542,188    542,188      542,188    24,226     28,379       33,066    24,226     28,379       33,066
 5                58,019    542,188    542,188      542,188    29,820     36,061       43,396    29,820     36,061       43,396
 6                71,420    542,188    542,188      542,188    35,563     44,349       55,100    35,583     44,349       55,100
 7                85,491    542,188    542,188      542,188    41,026     52,822       67,859    41,026     52,822       67,859
 8               100,266    542,188    542,188      542,188    46,193     61,474       81,773    46,193     61,474       81,773
 9               115,779    542,188    542,188      542,188    51,039     70,286       96,949    51,039     70,288       96,949
10               132,068    542,188    542,188      542,188    55,534     79,239      113,506    55,534     79,239      113,506
15               226,575    542,188    542,188      542,188    72,151    125,920      223,141    72,151    125,920      223,141
20               347,193    542,188    542,188      542,188    75,775    174,314      402,063    75,775    174,314      402,063
25               501,136    542,188    542,188      812,069    57,220    220,022      700,059    57,220    220,022      700,059
30               697,610          0    542,188    1,260,198         0    256,607    1,177,755         0    256,607    1,177,755
20 (Age 65)      347,193    542,188    542,188      542,188    75,775    174,314      402,063    75,775    174,314      402,063

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IV

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $542,188

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    542,188    542,188      542,188     7,288      7,770        6,252     7,988      8,470        8,852
 2                21,525    542,188    542,188      542,188    14,657     16,095       17,594    15,182     16,620       18,119
 3                33,101    542,188    542,188      542,188    21,813     24,694       27,815    21,813     24,694       27,815
 4                45,256    542,188    542,188      542,188    28,767     33,587       39,021    28,767     33,587       39,021
 5                58,019    542,188    542,188      542,188    35,524     42,792       51,322    35,524     42,792       51,322
 6                71,420    542,188    542,188      542,188    42,483     52,746       65,285    42,483     52,746       65,285
 7                85,491    542,188    542,188      542,188    49,238     63,060       80,642    49,238     63,060       80,642
 8               100,266    542,188    542,188      542,188    55,976     73,949       97,759    55,976     73,949       97,759
 9               115,779    542,188    542,188      542,188    62,480     85,215      116,595    62,480     85,215      116,595
10               132,068    542,188    542,188      542,188    68,727     96,855      137,323    68,727     96,855      137,323
15               226,575    542,188    542,188      542,188    96,752    163,136      281,547    96,752    163,136      281,547
20               347,193    542,188    542,188      641,709   116,384    242,805      525,991   116,384    242,805      525,991
25               501,136    542,188    542,188    1,084,379   129,635    344,602      934,809   129,635    344,602      934,809
30               697,610    542,188    542,188    1,725,588   129,368    477,418    1,612,699   129,368    477,418    1,612,699
20 (Age 65)      347,193    542,188    542,188      641,709   116,384    242,805      525,991   116,384    242,805      525,991

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table V

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $542,188

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    542,188    542,188      542,188     6,021      6,442        6,863     6,721      7,142        7,563
 2                21,525    542,188    542,188      542,188    12,320     13,569       14,871    12,645     14,094       15,396
 3                33,101    542,188    542,188      542,188    18,393     20,884       23,586    18,393     20,884       23,586
 4                45,256    542,188    542,188      542,188    24,226     28,379       33,066    24,226     28,379       33,066
 5                58,019    542,188    542,188      542,188    29,820     36,061       43,396    29,820     36,061       43,396
 6                71,420    542,188    542,188      542,188    35,563     44,349       55,100    35,563     44,349       55,100
 7                85,491    542,188    542,188      542,188    41,026     52,822       67,859    41,026     52,822       67,859
 8               100,266    542,188    542,188      542,188    46,193     61,474       81,773    46,193     61,474       81,773
 9               115,779    542,188    542,188      542,188    51,039     70,286       96,949    51,039     70,286       96,949
10               132,068    542,188    542,188      542,188    55,534     79,239      113,506    55,534     79,239      113,506
15               226,575    542,188    542,188      542,188    72,151    125,920      223,141    72,151    125,920      223,141
20               347,193    542,188    542,188      542,188    75,775    174,314      402,063    75,775    174,314      402,063
25               501,136    542,188    542,188      812,069    57,220    220,022      700,059    57,220    220,022      700,059
30               697,610          0    542,188    1,260,198         0    256,607    1,177,755         0    256,607    1,177,755
20 (Age 65)      347,193    542,188    542,188      542,188    75,775    174,314      402,063    75,775    174,314      402,063

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VI

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $542,188

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    542,188    542,188      542,188     7,638      8,131        8,625     8,338      8,831        9,325
 2                21,525    542,188    542,188      542,188    15,250     16,729       18,269    15,775     17,254       18,794
 3                33,101    542,188    542,188      542,188    22,553     25,516       28,726    22,553     25,516       28,726
 4                45,256    542,188    542,188      542,188    29,576     34,529       40,111    29,576     34,529       40,111
 5                58,019    542,188    542,188      542,188    36,351     43,808       52,560    36,351     43,808       52,560
 6                71,420    542,188    542,188      542,188    43,305     53,816       66,662    43,305     53,816       66,662
 7                85,491    542,188    542,188      542,188    50,058     64,189       82,177    50,058     64,189       82,177
 8               100,266    542,188    542,188      542,188    56,815     75,162       99,490    56,815     75,162       99,490
 9               115,779    542,188    542,188      542,188    63,369     86,546      118,572    63,369     86,546      118,572
10               132,068    542,188    542,188      542,188    69,698     98,341      139,601    69,698     98,341      139,601
15               226,575    542,188    542,188      542,188    98,353    165,761      286,127    98,353    165,761      286,127
20               347,193    542,188    542,188      652,107   119,434    247,573      534,514   119,434    247,573      534,514
25               501,136    542,188    542,188    1,102,193   135,912    353,185      950,166   135,912    353,185      950,166
30               697,610    542,188    542,188    1,755,071   141,099    491,179    1,640,253   141,099    491,179    1,640,253
20 (Age 65)      347,193    542,188    542,188      652,107   119,434    247,573      534,514   119,434    247,573      534,514

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VII

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    497,803    497,803      497,803    17,996     19,144       20,292    19,746     20,894       22,042
 2                53,813    497,803    497,803      497,803    36,860     40,363       44,077    38,172     41,676       45,319
 3                82,754    497,803    497,803      497,803    55,346     62,448       70,129    55,346     62,448       70,129
 4               113,142    497,803    497,803      497,803    73,454     85,435       98,914    73,454     85,435       96,914
 5               145,049    497,803    497,803      497,803    91,195    109,377      130,663    91,195    109,377      130,663
 6               178,551    497,803    497,803      497,803   109,561    135,371      166,813   109,561    135,371      166,813
 7               213,729    497,803    497,803      550,105   127,545    162,461      206,593   127,545    162,461      206,593
 8               224,415    497,803    497,803      582,561   123,158    167,376      225,689   123,158    167,376      225,689
 9               235,636    497,803    497,803      616,919   118,621    172,349      246,470   118,621    172,349      246,470
10               247,418    497,803    497,803      653,280   113,900    177,362      269,064   113,900    177,362      269,064
15               315,775    497,803    497,803      869,973    86,631    202,719      414,804    86,631    202,719      414,804
20               403,017    497,803    497,803    1,157,345    48,993    226,796      632,343    48,993    226,796      632,343
25               514,362          0    497,803    1,537,505         0    244,529      948,958         0    244,529      948,958
30               656,471          0    497,803    2,037,402         0    246,501    1,399,353         0    246,501    1,399,353
20 (Age 65)      403,017    497,803    497,803    1,157,345    48,993    226,796      632,343    48,993    226,796      632,343

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table VIII

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    497,803    497,803      497,803    20,494     21,772       23,051    22,244     23,522       24,801
 2                53,813    497,803    497,803      497,803    41,350     45,240       49,286    42,662     46,553       50,598
 3                82,754    497,803    497,803      497,803    61,834     69,712       78,230    61,834     69,712       78,230
 4               113,142    497,803    497,803      497,803    81,960     95,246      110,190    81,960     95,246      110,190
 5               145,049    497,803    497,803      497,803   101,741    121,904      145,503   101,741    121,904      145,503
 6               178,551    497,803    497,803      510,081   122,172    150,794      185,650   122,172    150,794      185,650
 7               213,729    497,803    497,803      611,796   142,257    180,982      229,762   142,257    180,982      229,762
 8               224,415    497,803    497,803      651,155   138,693    187,810      252,262   138,693    187,810      252,262
 9               235,636    497,803    497,803      693,070   135,030    194,849      276,894   135,030    194,849      276,894
10               247,418    497,803    497,803      737,693   131,239    202,090      303,831   131,239    202,090      303,831
15               315,775    497,803    514,362    1,022,904   111,264    245,248      487,722   111,264    245,248      487,722
20               403,017    497,803    540,532    1,420,926    84,054    295,333      776,357    84,054    295,333      776,357
25               514,362    497,803    578,084    2,008,729    51,342    356,797    1,239,801    51,342    356,797    1,239,801
30               656,471    497,803    624,815    2,869,726     2,869    429,143    1,971,019     2,869    429,143    1,971,019
20 (Age 65)      403,017    497,803    540,532    1,420,926    84,054    295,333      776,357    84,054    295,333      776,357

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IX

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    497,803    497,803      497,803    17,996     19,144       20,292    19,746     20,894       22,042
 2                53,813    497,803    497,803      497,803    36,860     40,363       44,007    38,172     41,676       45,319
 3                82,754    497,803    497,803      497,803    55,346     62,448       70,129    55,346     62,448       70,129
 4               113,142    497,803    497,803      497,803    73,454     85,435       98,914    73,454     85,435       98,914
 5               145,049    497,803    497,803      497,803    91,195    109,377      130,663    91,195    109,377      130,663
 6               178,551    497,803    497,803      497,803   109,561    135,371      166,813   109,561    135,371      166,813
 7               213,729    497,803    497,803      550,105   127,545    162,461      206,593   127,545    162,461      206,593
 8               224,415    497,803    497,803      582,581   123,158    167,376      225,689   123,158    167,376      225,689
 9               235,636    497,803    497,803      616,919   118,621    172,349      246,470   118,621    172,349      246,470
10               247,418    497,803    497,803      653,280   113,900    177,362      269,064   113,900    177,362      269,064
15               315,775    497,803    497,803      869,973    86,631    202,719      414,804    86,631    202,719      414,804
20               403,017    497,803    497,803    1,157,345    48,993    226,796      632,343    48,993    226,796      632,343
25               514,362          0    497,803    1,537,505         0    244,529      948,958         0    244,529      948,958
30               656,471          0    497,803    2,037,402         0    246,501    1,399,353         0    246,501    1,399,353
20 (Age 65)      403,017    497,803    497,803    1,157,345    48,983    226,796      632,343    48,993    226,796      632,343

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table X

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    497,803    497,803      497,803    20,318     21,590       22,863    22,068     23,340       24,613
 2                53,813    497,803    497,803      497,803    41,008     44,877       48,901    42,320     46,190       50,214
 3                82,754    497,803    497,803      497,803    61,337     69,169       77,639    61,337     69,169       77,639
 4               113,142    497,803    497,803      497,803    81,321     94,528      109,385    81,321     94,528      109,385
 5               145,049    497,803    497,803      497,803   100,974    121,017      144,480   100,974    121,017      144,480
 6               178,551    497,803    497,803      506,670   121,294    149,749      184,408   121,294    149,749      184,408
 7               213,729    497,803    497,803      607,873   141,288    179,791      228,288   141,288    179,791      228,288
 8               224,415    497,803    497,803      646,727   137,647    186,482      250,547   137,647    186,482      250,547
 9               235,636    497,803    497,803      688,158   133,928    193,395      274,932   133,928    193,395      274,932
10               247,418    497,803    497,803      732,335   130,104    200,527      301,624   130,104    200,527      301,624
15               315,775    497,803    510,678    1,016,463   110,483    243,492      484,651   110,483    243,492      484,651
20               403,017    497,803    537,882    1,415,204    84,254    293,885      773,231    84,254    293,885      773,231
25               514,362    497,803    575,484    2,001,464    51,775    355,193    1,235,317    51,775    355,193    1,235,317
30               656,471    497,803    621,979    2,859,235     3,285    427,195    1,963,813     3,285    427,195    1,963,813
20 (Age 65)      403,017    497,803    537,882    1,415,204    84,254    293,885      773,231    84,254    293,885      773,231

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table XI

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    497,803    497,803      497,803    17,996     19,144       20,292    19,746     20,894       22,042
 2                53,813    497,803    497,803      497,803    36,860     40,363       44,074    38,172     41,676       45,319
 3                82,754    497,803    497,803      497,803    55,346     62,448       70,129    55,346     62,448       70,129
 4               113,142    497,803    497,803      497,803    73,454     85,435       98,914    73,454     85,435       98,914
 5               145,049    497,803    497,803      497,803    91,195    109,377      130,863    91,195    109,377      130,663
 6               178,551    497,803    497,803      497,803   109,561    135,371      166,813   109,561    135,371      166,813
 7               213,729    497,803    497,803      550,105   127,545    162,461      206,593   127,545    162,461      206,593
 8               224,415    497,803    497,803      582,561   123,158    167,376      225,689   123,158    167,376      225,689
 9               235,636    497,803    497,803      616,919   118,621    172,349      246,470   118,621    172,349      246,470
10               247,418    497,803    497,803      653,280   113,900    177,362      269,064   113,900    177,362      269,064
15               315,775    497,803    497,803      869,973    86,631    202,719      414,804    86,631    202,719      414,804
20               403,017    497,803    497,803    1,157,345    48,993    226,796      632,343    48,993    226,796      632,343
25               514,362          0    497,803    1,537,505         0    244,529      948,958         0    244,529      948,958
30               656,471          0    497,803    2,037,402         0    246,501    1,399,353         0    246,501    1,399,353
20 (Age 65)      403,017    497,803    497,803    1,157,345    48,993    226,796      632,343    48,993    226,796      632,343

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table XII

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $497,803

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    497,803    497,803      497,803    20,630     21,912       23,195    22,380     23,662       24,945
 2                53,813    497,803    497,803      497,803    41,530     45,434       49,494    42,843     46,747       50,807
 3                82,754    497,803    497,803      497,803    61,982     69,884       78,430    61,982     69,884       78,430
 4               113,142    497,803    497,803      497,803    82,022     95,341      110,325    82,022     95,341      110,325
 5               145,049    497,803    497,803      497,803   101,688    121,891      145,543   101,688    121,891      145,543
 6               178,551    497,803    497,803      509,912   122,004    150,669      185,588   122,004    150,669      185,588
 7               213,729    497,803    497,803      611,338   141,994    180,761      229,589   141,994    180,761      229,589
 8               224,415    497,803    497,803      650,475   138,367    187,518      251,999   138,367    187,518      251,999
 9               235,636    497,803    497,803      692,277   134,684    194,522      276,577   134,684    194,522      276,577
10               247,418    497,803    497,803      736,923   130,923    201,769      303,514   130,923    201,769      303,514
15               315,775    497,803    514,967    1,024,664   111,827    245,537      488,561   111,827    245,537      488,561
20               403,017    497,803    544,105    1,431,093    86,959    297,285      781,912    86,959    297,285      781,912
25               514,362    497,803    585,298    2,034,864    57,846    361,250    1,255,944    57,846    361,250    1,255,944
30               656,471    497,803    636,747    2,926,057    15,639    437,338    2,009,709    15,639    437,338    2,009,709
20 (Age 65)      403,017    497,803    544,105    1,431,093    86,959    297,285      761,912    86,959    297,285      781,912

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Appendix B

                Applicable Percentages for Guideline Premium Test

   Attained Age of
     The Insured         Corridor
 (Nearest Birthday)     Percentage
 ------------------     ----------
        0-40              250%
         41               243%
         42               236%
         43               229%
         44               222%
         45               215%
         46               209%
         47               203%
         48               197%
         49               191%
         50               185%
         51               178%
         52               171%
         53               164%
         54               157%
         55               150%
         56               146%
         57               142%
         58               138%
         59               134%
         60               130%
         61               128%
         62               126%
         63               124%
         64               122%
         65               120%
         66               119%
         67               118%
         68               117%
         69               116%
         70               115%
         71               113%
         72               111%
         73               109%
         74               107%
        75-90             105%
         91               104%
         92               103%
         93               102%
         94               101%
        95-99             100%

                         Lincoln Life Flexible Premium
                            Variable Life Account S

Lincoln Life Flexible Premium Variable Life Account S


STATEMENT OF ASSETS AND LIABILITY

December 31, 1999



                                                                   American        American
                                                                   Century         Century         AVIS
                                                                  VP Income           VP          Growth
                                                                   & Growth     International     Class 2
                                                  Combined        Subaccount      Subaccount    Subaccount
                                             ----------------- --------------- --------------- ------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                            $ 26,177,277      $       --      $       --     $    --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                              99,161,706       5,830,923       6,358,663       2,420
                                                ------------      ----------      ----------     -------
 Total Investments                               125,338,983       5,830,923       6,358,663       2,420
 Dividends Receivable                                      8              --              --          --
                                                ------------      ----------      ----------     -------
Total Assets                                     125,338,991       5,830,923       6,358,663       2,420
Liability - Payable to The Lincoln National
 Life Insurance Company                                1,387              64              69          --
                                                ------------      ----------      ----------     -------
NET ASSETS                                      $125,337,604      $5,830,859      $6,358,594     $ 2,420
                                                ============      ==========      ==========     =======
Percent of net assets                                 100.00%           4.65%           5.07%       0.00%
                                                ============      ==========      ==========     =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                                            100             100         100
 Unit value                                                       $   11.416      $   15.281     $12.088
                                                                  ----------      ----------     -------
                                                                       1,142           1,528       1,209
LCVUL-LC Policies:
 Units in accumulation period                                        541,065         456,990         100
 Unit value                                                       $   10.775      $   13.911     $12.094
                                                                  ----------      ----------     -------
                                                                   5,829,717       6,357,066       1,211
                                                                  ----------      ----------     -------
 NET ASSETS                                                       $5,830,859      $6,358,594     $ 2,420
                                                                  ==========      ==========     =======


                                                 AVIS         AVIS
                                               Growth &    High-Yield       Baron         BT EAFE          BT             BT
                                                Income        Bond         Capital      Equity 500     Equity 500     Small Cap
                                                Class 2      Class 2        Asset          Index         Index          Index
                                              Subaccount   Subaccount     Subaccount    Subaccount     Subaccount     Subaccount
                                             ------------ ------------ --------------- ------------ --------------- -------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                           $    --      $    --       $       --     $    --       $       --      $     --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                             2,077        2,079        2,866,572       2,341        9,396,642       472,093
                                               -------      -------       ----------     -------       ----------      --------
 Total Investments                               2,077        2,079        2,866,572       2,341        9,396,642       472,093
 Dividends Receivable                               --           --               --          --               --            --
                                               -------      -------       ----------     -------       ----------      --------
Total Assets                                     2,077        2,079        2,866,572       2,341        9,396,642       472,093
Liability - Payable to The Lincoln National
 Life Insurance Company                             --           --               31          --              102             5
                                               -------      -------       ----------     -------       ----------      --------
NET ASSETS                                     $ 2,077      $ 2,079       $2,866,541     $ 2,341       $9,396,540      $472,088
                                               =======      =======       ==========     =======       ==========      ========
Percent of net assets                             0.00%        0.00%            2.29%       0.00%            7.50%         0.38%
                                               =======      =======       ==========     =======       ==========      ========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100          100              100         100              100           100
 Unit value                                    $10.371      $10.381       $   11.552     $12.044       $   11.369      $ 11.566
                                               -------      -------       ----------     -------       ----------      --------
                                                 1,037        1,038            1,155       1,205            1,137         1,157
LCVUL-LC Policies:
 Units in accumulation period                      100          100          244,282         100          870,538        40,034
 Unit value                                    $10.378      $10.389       $   11.730     $11.335       $   10.793      $ 11.763
                                               -------      -------       ----------     -------       ----------      --------
                                                 1,040        1,041        2,865,386       1,136        9,395,403       470,931
                                               -------      -------       ----------     -------       ----------      --------
 NET ASSETS                                    $ 2,077      $ 2,079       $2,866,541     $ 2,341       $9,396,540      $472,088
                                               =======      =======       ==========     =======       ==========      ========



See accompanying notes.

                                                                           Delaware
                                               Delaware     Delaware       Premium       Delaware
                                                Premium      Premium    International     Premium
                                              Delchester      Devon         Equity         REIT
                                              Subaccount   Subaccount     Subaccount    Subaccount
                                             ------------ ------------ --------------- ------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                           $ 3,479       $33,492       $ 2,153       $ 1,953
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                                --            --            --            --
                                               -------       -------       -------       -------
 Total Investments                               3,479        33,492         2,153         1,953
 Dividends Receivable                                8            --            --            --
                                               -------       -------       -------       -------
Total Assets                                     3,487        33,492         2,153         1,953
Liability - Payable to The Lincoln National
 Life Insurance Company                             --            --            --            --
                                               -------       -------       -------       -------
NET ASSETS                                     $ 3,487       $33,492       $ 2,153       $ 1,953
                                               =======       =======       =======       =======
Percent of net assets                             0.00%         0.03%         0.00%         0.00%
                                               =======       =======       =======       =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100           100           100           100
 Unit value                                    $ 9.650       $ 9.173       $10.569       $ 9.205
                                               -------       -------       -------       -------
                                                   965           917         1,057           921
LCVUL-LC Policies:
 Units in accumulation period                      245         3,266           100           100
 Unit value                                    $10.275       $ 9.971       $10.922       $10.291
                                               -------       -------       -------       -------
                                                 2,522        32,575         1,096         1,032
                                               -------       -------       -------       -------
NET ASSETS                                     $ 3,487       $33,492       $ 2,153       $ 1,953
                                               =======       =======       =======       =======


                                               Delaware                      Fidelity
                                                Premium       Fidelity        VIP II        Fidelity         Janus
                                               Small Cap         VIP           Asset         VIP II        Aggressive
                                                 Value         Growth         Manager      Contrafund        Growth
                                              Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                                             ------------ ---------------- ------------ --------------- ---------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                           $ 1,966       $        --     $     --      $       --      $       --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                                --        23,647,410      469,765       5,934,256       6,651,724
                                               -------       -----------     --------      ----------      ----------
 Total Investments                               1,966        23,647,410      469,765       5,934,256       6,651,724
 Dividends Receivable                               --                --           --              --              --
                                               -------       -----------     --------      ----------      ----------
Total Assets                                     1,966        23,647,410      469,765       5,934,256       6,651,724
Liability - Payable to The Lincoln National
 Life Insurance Company                             --               257            5              65              72
                                               -------       -----------     --------      ----------      ----------
NET ASSETS                                     $ 1,966       $23,647,153     $469,760      $5,934,191      $6,651,652
                                               =======       ===========     ========      ==========      ==========
Percent of net assets                             0.00%            18.89%        0.37%           4.73%           5.31%
                                               =======       ===========     ========      ==========      ==========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100               100          100             100             100
 Unit value                                    $ 9.368       $    12.677     $ 10.972      $   11.612      $   18.389
                                               -------       -----------     --------      ----------      ----------
                                                   937             1,268        1,097           1,161           1,839
LCVUL-LC Policies:
 Units in accumulation period                      100         2,028,481       44,399         524,537         482,589
 Unit value                                    $10.255       $    11.657     $ 10.556      $   11.311      $   13.779
                                               -------       -----------     --------      ----------      ----------
                                                 1,029        23,645,885      468,663       5,933,030       6,649,813
                                               -------       -----------     --------      ----------      ----------
NET ASSETS                                     $ 1,966       $23,647,153     $469,760      $5,934,191      $6,651,652
                                               =======       ===========     ========      ==========      ==========



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

STATEMENT OF ASSETS AND LIABILITY
Continued
December 31, 1999




                                                                    Janus                             LN
                                                   Janus          Worldwide           LN            Capital
                                                 Balanced          Growth            Bond        Appreciation
                                                Subaccount       Subaccount       Subaccount      Subaccount
                                             ---------------- ---------------- ---------------- --------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                            $        --      $        --      $10,245,575     $1,487,267
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                             14,728,000       16,261,952               --             --
                                                -----------      -----------      -----------     ----------
 Total Investments                               14,728,000       16,261,952       10,245,575      1,487,267
 Dividends Receivable                                    --               --               --             --
                                                -----------      -----------      -----------     ----------
 Total Assets                                    14,728,000       16,261,952       10,245,575      1,487,267
Liability - Payable to The Lincoln National
 Life Insurance Company                                 160              177              113             16
                                                -----------      -----------      -----------     ----------
NET ASSETS                                      $14,727,840      $16,261,775      $10,245,462     $1,487,251
                                                ===========      ===========      ===========     ==========
Percent of net assets                                 11.75%           12.97%            8.17%          1.19%
                                                ===========      ===========      ===========     ==========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                           100              100              100            100
 Unit value                                     $    11.783      $    15.182      $    10.046     $   13.437
                                                -----------      -----------      -----------     ----------
                                                      1,178            1,518            1,005          1,344
LCVUL-LC Policies:
 Units in accumulation period                     1,339,392        1,231,477        1,032,174        128,416
 Unit value                                     $    10.995      $    13.204      $     9.925     $   11.571
                                                -----------      -----------      -----------     ----------
                                                 14,726,662       16,260,257       10,244,457      1,485,907
                                                -----------      -----------      -----------     ----------
NET ASSETS                                      $14,727,840      $16,261,775      $10,245,462     $1,487,251
                                                ===========      ===========      ===========     ==========


                                                    LN              LN            LN           MFS
                                                 Equity-          Money         Social        Value         MFS
                                                  Income          Market       Awareness     Equity       Research
                                                Subaccount      Subaccount    Subaccount   Subaccount    Subaccount
                                             --------------- --------------- ------------ ------------ -------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                            $5,429,453      $8,969,697     $ 2,242       $    --      $     --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                                    --              --          --        96,620       142,536
                                                ----------      ----------     -------       -------      --------
 Total Investments                               5,429,453       8,969,697       2,242        96,620       142,536
 Dividends Receivable                                   --              --          --            --            --
                                                ----------      ----------     -------       -------      --------
Total Assets                                     5,429,453       8,969,697       2,242        96,620       142,536
Liability - Payable to The Lincoln National
 Life Insurance Company                                 59             121          --             1             2
                                                ----------      ----------     -------       -------      --------
NET ASSETS                                      $5,429,394      $8,969,576     $ 2,242       $96,619      $142,534
                                                ==========      ==========     =======       =======      ========
Percent of net assets                                 4.33%           7.16%       0.00%         0.08%         0.11%
                                                ==========      ==========     =======       =======      ========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                          100         235,936         100           100           100
 Unit value                                     $    9.897      $   10.227     $11.507       $12.963      $ 12.110
                                                ----------      ----------     -------       -------      --------
                                                       990       2,412,996       1,151         1,296         1,211
LCVUL-LC Policies:
 Units in accumulation period                      519,156         650,491         100         7,846        12,262
 Unit value                                     $   10.456      $   10.079     $10.872       $12.148      $ 11.524
                                                ----------      ----------     -------       -------      --------
                                                 5,428,404       6,556,580       1,091        95,323       141,323
                                                ----------      ----------     -------       -------      --------
NET ASSETS                                      $5,429,394      $8,969,576     $ 2,242       $96,619      $142,534
                                                ==========      ==========     =======       =======      ========



See accompanying notes.

                                                  MFS                        AMT
                                                 Total         MFS         Mid-Cap          AMT
                                                Return      Utilities       Growth       Partners
                                              Subaccount   Subaccount     Subaccount    Subaccount
                                             ------------ ------------ --------------- ------------
Assets
 Investments at Market--Affiliated
  (Cost $25,938,475)                           $    --       $    --      $       --     $    --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                             1,996        35,869       5,982,397       2,017
                                               -------       -------      ----------     -------
 Total Investments                               1,996        35,869       5,982,397       2,017
 Dividends Receivable                               --            --              --          --
                                               -------       -------      ----------     -------
Total Assets                                     1,996        35,869       5,982,397       2,017
Liability - Payable to The Lincoln National
 Life Insurance Company                             --            --              65          --
                                               -------       -------      ----------     -------
NET ASSETS                                     $ 1,996       $35,869      $5,982,332     $ 2,017
                                               =======       =======      ==========     =======
 Percent of net assets                            0.00%         0.03%           4.77%       0.00%
                                               =======       =======      ==========     =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100           100             100         100
 Unit value                                    $ 9.922       $12.052      $   15.660     $ 9.731
                                               -------       -------      ----------     -------
                                                   992         1,205           1,566         973
LCVUL-LC Policies:
 Units in accumulation period                      100         3,038         438,878         100
 Unit value                                    $10.005       $11.406      $   13.627     $10.408
                                               -------       -------      ----------     -------
                                                 1,004        34,664       5,980,766       1,044
                                               -------       -------      ----------     -------
NET ASSETS                                     $ 1,996       $35,869      $5,982,332     $ 2,017
                                               =======       =======      ==========     =======


                                                             Oppenheimer
                                                   OCC       Main Street    Templeton
                                              Accumulation    Growth and      Asset       Templeton     Templeton
                                                 Managed        Income     Allocation   International     Stock
                                               Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                             -------------- ------------- ------------ --------------- -----------
Assets
 Investments at Market--Affiliated
  (Cost $25,938,475)                             $   --        $    --       $    --       $     --      $    --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                              1,987         35,056        81,838        152,161        2,312
                                                 ------        -------       -------       --------      -------
 Total Investments                                1,987         35,056        81,838        152,161        2,312
 Dividends Receivable                                --             --            --             --           --
                                                 ------        -------       -------       --------      -------
 Total Assets                                     1,987         35,056        81,838        152,161        2,312
Liability - Payable to The Lincoln National
 Life Insurance Company                              --             --             1              2           --
                                                 ------        -------       -------       --------      -------
NET ASSETS                                       $1,987        $35,056       $81,837       $152,159      $ 2,312
                                                 ======        =======       =======       ========      =======
 Percent of net assets                             0.00%          0.03%         0.07%          0.12%        0.00%
                                                 ======        =======       =======       ========      =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                       100            100           100            100          100
 Unit value                                      $9.998        $11.217       $11.159       $ 11.287      $11.673
                                                 ------        -------       -------       --------      -------
                                                  1,000          1,122         1,116          1,129        1,167
LCVUL-LC Policies:
 Units in accumulation period                       100          3,157         7,250         13,371          100
 Unit value                                      $9.831        $10.745       $11.133       $ 11.295      $11.415
                                                 ------        -------       -------       --------      -------
                                                    987         33,934        80,721        151,030        1,145
                                                 ------        -------       -------       --------      -------
NET ASSETS                                       $1,987        $35,056       $81,837       $152,159      $ 2,312
                                                 ======        =======       =======       ========      =======



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S


STATEMENT OF OPERATIONS
Period from May 14, 1999 to December 31, 1999




                                                              American       American
                                                              Century        Century         AVIS
                                                             VP Income          VP          Growth
                                                              & Growth    International     Class 2
                                               Combined      Subaccount     Subaccount    Subaccount
                                            -------------- ------------- --------------- ------------
Net Investment Income (Loss):
 Dividends from investment income            $   270,334    $     --      $       --        $ --
 Dividends from net realized gains on
  investments                                     42,228          --              --         326
 Mortality and expense guarantees:
  LCVUL                                             (505)         (4)             (4)         (1)
  LCVUL-LC                                       (64,216)     (3,315)         (3,440)         (1)
                                             -----------    --------      ----------        -----
NET INVESTMENT INCOME (LOSS)                     247,841      (3,319)         (3,444)        324
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments        384,544      15,823          29,044          --
  Net change in unrealized appreciation or
   depreciation on investments                13,638,859     374,877       1,695,003          94
                                             -----------    --------      ----------        ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                   14,023,403     390,700       1,724,047          94
                                             -----------    --------      ----------        ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS            $14,271,244    $387,381      $1,720,603        $418
                                             ===========    ========      ==========        ====


                                                AVIS         AVIS
                                              Growth &    High-Yield      Baron        BT EAFE         BT            BT
                                               Income        Bond        Capital     Equity 500    Equity 500    Small Cap
                                               Class 2      Class 2       Asset         Index        Index         Index
                                             Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount
                                            ------------ ------------ ------------- ------------ ------------- -------------
Net Investment Income (Loss):
 Dividends from investment income              $   8         $45       $     --         $37       $ 59,953       $ 4,634
 Dividends from net realized gains on
  investments                                    332          --             12          69         28,193        13,267
 Mortality and expense guarantees:
  LCVUL                                           (1)         (1)            (4)         (4)            (4)           (4)
  LCVUL-LC                                        (1)         (1)        (1,399)         (1)        (5,239)         (266)
                                              ------         ---       --------        ----       --------       -------
NET INVESTMENT INCOME (LOSS)                     338          43         (1,391)        101         82,903        17,631
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments         --          --              4          --         20,633         1,715
  Net change in unrealized appreciation or
   depreciation on investments                  (264)         34        320,158         236        536,566        41,563
                                               -----         ---       --------        ----       --------       -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                     (264)         34        320,162         236        557,199        43,278
                                               -----         ---       --------        ----       --------       -------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $  74         $77       $318,771        $337       $640,102       $60,909
                                               =====         ===       ========        ====       ========       =======




                                                                          Delaware
                                              Delaware     Delaware       Premium       Delaware
                                               Premium      Premium    International     Premium
                                             Delchester      Devon         Equity         REIT
                                             Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------ ------------ --------------- ------------
Net Investment Income (Loss):
 Dividends from investment income              $ 75          $ --          $  --         $ --
 Dividends from net realized gains on
  investments                                    --            --             --           --
 Mortality and expense guarantees:
  LCVUL                                          (4)           (4)            (4)          (4)
  LCVUL-LC                                       (1)          (10)            (1)          (1)
                                               ----          ----          -----         ----
NET INVESTMENT INCOME (LOSS)                     70           (14)            (5)          (5)
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments        --            --             --           --
  Net change in unrealized appreciation or
   depreciation on investments                  (76)           80            154          (46)
                                               ----          ----          -----         ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                     (76)           80            154          (46)
                                               ----          ----          -----         ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $ (6)         $ 66          $ 149         $(51)
                                               ====          ====          =====         ====



                                              Delaware                     Fidelity
                                               Premium       Fidelity       VIP II       Fidelity        Janus
                                              Small Cap        VIP           Asset        VIP II       Aggressive
                                                Value         Growth        Manager     Contrafund       Growth
                                             Subaccount     Subaccount    Subaccount    Subaccount     Subaccount
                                            ------------ --------------- ------------ ------------- ---------------
Net Investment Income (Loss):
 Dividends from investment income              $ --       $       --      $    --      $     --      $       15
 Dividends from net realized gains on
  investments                                    --               --           --            --              26
 Mortality and expense guarantees:
  LCVUL                                          (4)              (4)          (4)           (4)             (4)
  LCVUL-LC                                       (1)         (13,699)        (115)       (2,150)         (3,015)
                                               ----       ----------      -------      --------      ----------
NET INVESTMENT INCOME (LOSS)                     (5)         (13,703)        (119)       (2,154)         (2,978)
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments        --          230,871          439        12,269           1,929
  Net change in unrealized appreciation or
   depreciation on investments                  (33)       2,937,837       12,610       446,935       1,493,923
                                               ----       ----------      -------      --------      ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                     (33)       3,168,708       13,049       459,204       1,495,852
                                               ----       ----------      -------      --------      ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $(38)      $3,155,005      $12,930      $457,050      $1,492,874
                                               ====       ==========      =======      ========      ==========



See accompanying notes.

                                                                  Janus                            LN
                                                  Janus         Worldwide           LN           Capital
                                                Balanced          Growth           Bond       Appreciation
                                               Subaccount       Subaccount      Subaccount     Subaccount
                                            ---------------- --------------- --------------- --------------
Net Investment Income (Loss):
 Dividends from investment income             $  156,039      $        2       $     119       $     --
 Dividends from net realized gains on
  investments                                         --              --              --             --
 Mortality and expense guarantees:
  LCVUL                                               (4)             (4)             (4)            (4)
  LCVUL-LC                                        (7,462)         (7,661)         (6,314)          (585)
                                              ----------      ----------       ---------       --------
NET INVESTMENT INCOME (LOSS)                     148,573          (7,663)         (6,199)          (589)
 Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments         15,830           6,850            (503)        21,927
  Net change in unrealized appreciation or
   depreciation on investments                   933,643       3,108,395        (104,238)       123,424
                                              ----------      ----------       ---------       --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      949,473       3,115,245        (104,741)       145,351
                                              ----------      ----------       ---------       --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS             $1,098,046      $3,107,582       $(110,940)      $144,762
                                              ==========      ==========       =========       ========



                                                  LN           LN           LN            MFS
                                               Equity-        Money       Social      Value Equity      MFS
                                                Income       Market      Awareness   Opportunities    Research
                                              Subaccount   Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------- ------------ ------------ --------------- -----------
Net Investment Income (Loss):
 Dividends from investment income            $     11        $49,384      $ 12         $   --        $   --
 Dividends from net realized gains on
  investments                                      --             --        --              3            --
 Mortality and expense guarantees:
  LCVUL                                            (4)          (374)       (4)            (4)           (4)
  LCVUL-LC                                     (2,507)        (3,621)       (1)            (5)          (56)
                                             --------        -------      ----         ------        ------
NET INVESTMENT INCOME (LOSS)                   (2,500)        45,389         7             (6)          (60)
 Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments       1,051             --        --             --            (2)
  Net change in unrealized appreciation or
   depreciation on investments                219,306             --       231          3,316         9,775
                                             --------        -------      ----         ------        ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                   220,357             --       231          3,316         9,773
                                             --------        -------      ----         ------        ------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS            $217,857        $45,389      $238         $3,310        $9,713
                                             ========        =======      ====         ======        ======




                                                 MFS                        AMT
                                                Total         MFS         Mid-Cap          AMT
                                               Return      Utilities       Growth       Partners
                                             Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------ ------------ --------------- ------------
Net Investment Income (Loss):
 Dividends from investment income               $--        $   --      $       --         $--
 Dividends from net realized gains on
  investments                                    --            --              --          --
 Mortality and expense guarantees:
  LCVUL                                          (4)           (4)             (4)         (4)
  LCVUL-LC                                       (1)           (9)         (3,212)         (1)
                                                ---        ------      ----------         ---
NET INVESTMENT INCOME (LOSS)                     (5)          (13)         (3,216)         (5)
 Net Realized and Unrealized                     --
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments        --            --          21,223          --
  Net change in unrealized appreciation or
   depreciation on investments                   (3)        2,390       1,465,860          18
                                                ---        ------      ----------         ---
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      (3)        2,390       1,487,083          18
                                                ---        ------      ----------         ---
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $(8)       $2,377      $1,483,867         $13
                                                ===        ======      ==========         ===



                                                            Oppenheimer
                                                  OCC       Main Street   Templeton
                                             Accumulation    Growth and      Asset       Templeton     Templeton
                                                Managed        Income     Allocation   International     Stock
                                              Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                            -------------- ------------- ------------ --------------- -----------
Net Investment Income (Loss):
 Dividends from investment income               $ --         $   --        $   --        $    --        $ --
 Dividends from net realized gains on
  investments                                     --             --            --             --          --
 Mortality and expense guarantees:
  LCVUL                                           (4)            (4)           (4)            (4)         (4)
  LCVUL-LC                                        (1)            (9)          (26)           (88)         (1)
                                                ----         ------        ------        -------        ----
NET INVESTMENT INCOME (LOSS)                      (5)           (13)          (30)           (92)         (5)
 Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments         --             --           507          4,934          --
  Net change in unrealized appreciation or
   depreciation on investments                   (13)         1,575         4,312         10,904         313
                                                ----         ------        ------        -------        ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      (13)         1,575         4,819         15,838         313
                                                ----         ------        ------        -------        ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $(18)        $1,562        $4,789        $15,746        $308
                                                ====         ======        ======        =======        ====



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

STATEMENT OF CHANGES IN NET ASSETS
Period from May 14, 1999 to December 31, 1999



                                                              American       American
                                                              Century        Century         AVIS
                                                             VP Income          VP          Growth
                                                              & Growth    International     Class 2
                                               Combined      Subaccount     Subaccount    Subaccount
                                           --------------- ------------- --------------- ------------
Changes From Operations:
 Net investment income (loss)               $    247,841    $   (3,319)    $   (3,444)      $  324
 Net realized gain (loss) on investments         384,544        15,823         29,044           --
 Net change in unrealized appreciation or
  depreciation on investments                 13,638,859       374,877      1,695,003           94
                                            ------------    ----------     ----------       ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    14,271,244       387,381      1,720,603          418
Change From Unit Transactions:
 Participant purchases                       115,618,710     5,887,784      4,811,758        2,002
 Participant withdrawals                      (4,552,358)     (444,306)      (173,767)          --
                                            ------------    ----------     ----------       ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                      111,066,352     5,443,478      4,637,991        2,002
                                            ------------    ----------     ----------       ------
TOTAL INCREASE IN NET ASSETS                 125,337,604     5,830,859      6,358,594        2,420
                                            ------------    ----------     ----------       ------
NET ASSETS AT DECEMBER 31, 1999             $125,337,604    $5,830,859     $6,358,594       $2,420
                                            ============    ==========     ==========       ======



                                               AVIS         AVIS
                                             Growth &    High-Yield      Baron        BT EAFE         BT            BT
                                              Income        Bond        Capital     Equity 500    Equity 500    Small Cap
                                              Class 2      Class 2       Asset         Index         Index        Index
                                            Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount
                                           ------------ ------------ ------------- ------------ -------------- -----------
Changes From Operations:
 Net investment income (loss)                 $  338       $   43     $   (1,391)     $  101      $   82,903     $ 17,631
 Net realized gain (loss) on investments          --           --              4          --          20,633        1,715
 Net change in unrealized appreciation or
  depreciation on investments                   (264)          34        320,158         236         536,566       41,563
                                              ------       ------     ----------      ------      ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        74           77        318,771         337         640,102       60,909
Change From Unit Transactions:
 Participant purchases                         2,003        2,002      2,556,620       2,004       9,121,906      451,732
 Participant withdrawals                          --           --         (8,850)         --        (365,468)     (40,553)
                                              ------       ------     ----------      ------      ----------     --------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        2,003        2,002      2,547,770       2,004       8,756,438      411,179
                                              ------       ------     ----------      ------      ----------     --------
TOTAL INCREASE IN NET ASSETS                   2,077        2,079      2,866,541       2,341       9,396,540      472,088
                                              ------       ------     ----------      ------      ----------     --------
NET ASSETS AT DECEMBER 31, 1999               $2,077       $2,079     $2,866,541      $2,341      $9,396,540     $472,088
                                              ======       ======     ==========      ======      ==========     ========



                                                                         Delaware
                                             Delaware     Delaware       Premium       Delaware
                                              Premium      Premium    International     Premium
                                            Delchester      Devon         Equity         REIT
                                            Subaccount   Subaccount     Subaccount    Subaccount
                                           ------------ ------------ --------------- ------------
Changes From Operations:
 Net investment income (loss)                $   70       $   (14)       $   (5)        $   (5)
 Net realized gain (loss) on investments         --            --            --             --
 Net change in unrealized appreciation or
  depreciation on investments                   (76)           80           154            (46)
                                              -----       -------        ------         ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (6)           66           149            (51)
Change From Unit Transactions:
 Participant purchases                        3,606        33,494         2,004          2,004
 Participant withdrawals                       (121)          (68)           --             --
                                             ------       -------        ------         ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                       3,485        33,426         2,004          2,004
                                             ------       -------        ------         ------
TOTAL INCREASE IN NET ASSETS                  3,487        33,492         2,153          1,953
                                             ------       -------        ------         ------
NET ASSETS AT DECEMBER 31, 1999              $3,487       $33,492        $2,153         $1,953
                                             ======       =======        ======         ======



                                             Delaware                    Fidelity
                                              Premium      Fidelity       VIP II       Fidelity       Janus
                                             Small Cap        VIP          Asset        VIP II      Aggressive
                                               Value        Growth        Manager     Contrafund      Growth
                                            Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                           ------------ -------------- ------------ ------------- -------------
Changes From Operations:
 Net investment income (loss)                 $   (5)     $   (13,703)   $   (119)   $   (2,154)   $   (2,978)
 Net realized gain (loss) on investments          --          230,871         439        12,269         1,929
 Net change in unrealized appreciation or
  depreciation on investments                    (33)       2,937,837      12,610       446,935     1,493,923
                                              ------      -----------    --------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (38)       3,155,005      12,930       457,050     1,492,874
Change From Unit Transactions:
 Participant purchases                         2,004       23,024,780     458,168     5,490,534     5,176,270
 Participant withdrawals                          --       (2,532,632)     (1,338)      (13,393)      (17,492)
                                              ------      -----------    --------    ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        2,004       20,492,148     456,830     5,477,141     5,158,778
                                              ------      -----------    --------    ----------    ----------
TOTAL INCREASE IN NET ASSETS                   1,966       23,647,153     469,760     5,934,191     6,651,652
                                              ------      -----------    --------    ----------    ----------
NET ASSETS AT DECEMBER 31, 1999               $1,966      $23,647,153    $469,760    $5,934,191    $6,651,652
                                              ======      ===========    ========    ==========    ==========



See accompanying notes.

                                                               Janus                          LN
                                                Janus        Worldwide         LN           Capital
                                              Balanced        Growth          Bond       Appreciation
                                             Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- --------------
Changes From Operations:
 Net investment income (loss)               $   148,573    $    (7,663)   $    (6,199)    $     (589)
 Net realized gain (loss) on investments         15,830          6,850           (503)        21,927
 Net change in unrealized appreciation or
  depreciation on investments                   933,643      3,108,395       (104,238)       123,424
                                            -----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    1,098,046      3,107,582       (110,940)       144,762
Change From Unit Transactions:
 Participant purchases                       13,701,756     13,201,602     10,392,080      1,459,847
 Participant withdrawals                        (71,962)       (47,409)       (35,678)      (117,358)
                                            -----------    -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING
FROM UNIT TRANSACTIONS                       13,629,794     13,154,193     10,356,402      1,342,489
                                            -----------    -----------    -----------     ----------
TOTAL INCREASE IN NET ASSETS                 14,727,840     16,261,775     10,245,462      1,487,251
                                            -----------    -----------    -----------     ----------
NET ASSETS AT DECEMBER 31, 1999             $14,727,840    $16,261,775    $10,245,462     $1,487,251
                                            ===========    ===========    ===========     ==========



                                                 LN            LN            LN            MFS
                                              Equity-         Money        Social      Value Equity       MFS
                                               Income        Market       Awareness   Opportunities     Research
                                             Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
                                           ------------- -------------- ------------ --------------- -------------
Changes From Operations:
 Net investment income (loss)               $   (2,500)    $   45,389      $    7        $    (6)      $    (60)
 Net realized gain (loss) on investments         1,051             --          --             --             (2)
 Net change in unrealized appreciation or
  depreciation on investments                  219,306             --         231          3,316          9,775
                                            ----------     ----------      ------        -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     217,857         45,389         238          3,310          9,713
Change From Unit Transactions:
 Participant purchases                       5,228,048      9,319,802       2,004         93,370        133,274
 Participant withdrawals                       (16,511)      (395,615)         --            (61)          (453)
                                            ----------     ----------      ------        -------       --------
NET INCREASE IN NET ASSETS RESULTING
FROM UNIT TRANSACTIONS                       5,211,537      8,924,187       2,004         93,309        132,821
                                            ----------     ----------      ------        -------       --------
TOTAL INCREASE IN NET ASSETS                 5,429,394      8,969,576       2,242         96,619        142,534
                                            ----------     ----------      ------        -------       --------
NET ASSETS AT DECEMBER 31, 1999             $5,429,394     $8,969,576      $2,242        $96,619       $142,534
                                            ==========     ==========      ======        =======       ========




                                                MFS                       AMT
                                               Total         MFS        Mid-Cap         AMT
                                              Return      Utilities      Growth      Partners
                                            Subaccount   Subaccount    Subaccount   Subaccount
                                           ------------ ------------ ------------- ------------
Changes From Operations:
 Net investment income (loss)                $   (5)      $   (13)    $   (3,216)     $   (5)
 Net realized gain (loss) on investments         --            --         21,223          --
 Net change in unrealized appreciation or
  depreciation on investments                    (3)        2,390      1,465,860          18
                                             ------       -------     ----------      ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (8)        2,377      1,483,867          13
Change From Unit Transactions:
 Participant purchases                        2,004        33,492      4,628,766       2,004
 Participant withdrawals                         --            --       (130,301)         --
                                             ------       -------     ----------      ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                       2,004        33,492      4,498,465       2,004
                                             ------       -------     ----------      ------
TOTAL INCREASE IN NET ASSETS                  1,996        35,869      5,982,332       2,017
                                             ------       -------     ----------      ------
NET ASSETS AT DECEMBER 31, 1999              $1,996       $35,869     $5,982,332      $2,017
                                             ======       =======     ==========      ======



                                                           Oppenheimer
                                                 OCC       Main Street    Templeton
                                            Accumulation    Growth and      Asset       Templeton     Templeton
                                               Managed        Income     Allocation   International     Stock
                                             Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                           -------------- ------------- ------------ --------------- -----------
Changes From Operations:
 Net investment income (loss)                  $   (5)       $   (13)      $    (30)     $     (92)    $   (5)
 Net realized gain (loss) on investments           --             --            507          4,934         --
 Net change in unrealized appreciation or
  depreciation on investments                     (13)         1,575          4,312         10,904        313
                                               ------        -------       --------      ---------     ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        (18)         1,562          4,789         15,746        308
Change From Unit Transactions:
 Participant purchases                          2,005         33,494        106,879        245,604      2,004
 Participant withdrawals                           --             --        (29,831)      (109,191)        --
                                               ------        -------       --------      ---------     ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                         2,005         33,494         77,048        136,413      2,004
                                               ------        -------       --------      ---------     ------
TOTAL INCREASE IN NET ASSETS                    1,987         35,056         81,837        152,159      2,312
                                               ------        -------       --------      ---------     ------
NET ASSETS AT DECEMBER 31, 1999                $1,987        $35,056       $ 81,837      $ 152,159     $2,312
                                               ======        =======       ========      =========     ======



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

Notes to Financial Statements

1. Accounting Policies and Variable Account Information

   The Variable Account:
   Lincoln Life Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 14, 1999, are part of the operations of Lincoln Life. The Variable Account consists of two products which are listed below:

   --LCVUL
   --LCVUL-LC

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   Basis of Presentation:
   The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   Investments:
   The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of thirty six portfolios of fourteen diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:

   American Century Variable Products Group, Inc.:
     VP Income & Growth Fund
     VP International Fund

   American Variable Insurance Series (AVIS):
     AVIS Growth Fund-Class 2
     AVIS Growth & Income Fund-Class 2
     AVIS High-Yield Bond Fund-Class 2

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   BT Insurance Funds Trust:
     EAFE Equity 500 Index Fund
     Equity 500 Index Fund
     Small Cap Index Fund

   Delaware Group Premium Fund , Inc.:
     Delchester Series
     Devon Series
     International Equity Series
     REIT Series
     Small Cap Value Series

Lincoln Life Flexible Premium Variable Life Account S

Notes to Financial Statements

1. Accounting Policies and Variable Account Information (Continued)


   Fidelity Variable Insurance Fund Service Class:
     Growth Portfolio

   Fidelity Variable Insurance Products Fund II Service Class:
     Asset Manager Portfolio
     Contrafund Portfolio

   Janus Aspen Series:
     Aggressive Growth Portfolio
     Balanced Portfolio
     Worldwide Growth Portfolio

   Lincoln National (LN) Funds:
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Capital Opportunities Series
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (AMT):
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio

   OCC Accumulation Trust:
     Managed Portfolio

   Oppenheimer Funds:
     Oppenheimer Main Street Growth and Income Fund/VA

   Templeton Variable Products Series Fund:
     Templeton Asset Allocation Class 2 Fund
     Templeton International Class 2 Fund
     Templeton Stock Class 2 Fund

   Investments in the variable subaccounts are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Lincoln Life Flexible Premium Variable Life Account S

Notes to Financial Statements

1. Accounting Policies and Variable Account Information (Continued)


   Dividends:
   Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   Federal Income Taxes:
   Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees
   & Other Transactions With Affiliate

   Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows.

   --LCVUL is currently at an annual rate of .70% for policy years one through ten and .35% thereafter.
   --LCVUL-LC is currently at an annual rate of .40% for policy years one through ten, .20% for policy years eleven through twenty and .10% thereafter.

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load for sales and administrative expenses associated with the startup and maintenance of the policy. The premium loads for the period ended December 31, 1999 amounted to $406,519. The premium loads are as follows:

   --LCVUL is currently 10.5% for policy year one, 7.5% for policy years two through five, 3.5% for policy years six through seven and 1.5% thereafter. --LCVUL-LC is currently 10.5% for policy year one, 7.5% for policy year two, 3.5% for policy years three through five and 1.5% thereafter.

   Lincoln Life charges a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. There were no administrative fees for the period ended December 31, 1999.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the period ended December 31, 1999 amounted to $383,402.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the period ended December 31, 1999, no transfer fees were deducted from the variable subaccounts.

Lincoln Life Flexible Premium Variable Life Account S

3. Net Assets

The following is a summary of net assets owned at December 31, 1999.




                                                                  American        American
                                                                   Century        Century         AVIS
                                                                  VP Income          VP          Growth
                                                                  & Growth     International     Class 2
                                                   Combined      Subaccount      Subaccount    Subaccount
                                               --------------- -------------- --------------- ------------
Unit Transactions:
 Accumulation units                             $111,066,352     $5,443,478     $4,637,991       $2,002
Accumulated net investment income (loss)             247,841         (3,319)        (3,444)         324
Accumulated net realized gain (loss) on
 investments                                         384,544         15,823         29,044           --
Net unrealized appreciation (depreciation) on
 investments                                      13,638,859        374,877      1,695,003           94
                                                ------------     ----------     ----------       ------
                                                $125,337,604     $5,830,859     $6,358,594       $2,420
                                                ============     ==========     ==========       ======


                                                   AVIS         AVIS
                                                 Growth &    High-Yield       Baron        BT EAFE        BT           BT
                                                  Income        Bond         Capital     Equity 500   Equity 500   Small Cap
                                                  Class 2      Class 2        Asset         Index        Index       Index
                                                Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                                               ------------ ------------ -------------- ------------ ------------ -----------
Unit Transactions:
 Accumulation units                               $2,003       $2,002      $2,547,770      $2,004     $8,756,438   $411,179
Accumulated net investment income (loss)             338           43          (1,391)        101         82,903     17,631
Accumulated net realized gain (loss) on
 investments                                          --           --               4          --         20,633      1,715
Net unrealized appreciation (depreciation) on
 investments                                        (264)          34         320,158         236        536,566     41,563
                                                  ------       ------      ----------      ------     ----------   --------
                                                  $2,077       $2,079      $2,866,541      $2,341     $9,396,540   $472,088
                                                  ======       ======      ==========      ======     ==========   ========




                                                                             Delaware
                                                 Delaware     Delaware       Premium       Delaware
                                                  Premium      Premium    International     Premium
                                                Delchester      Devon         Equity         REIT
                                                Subaccount   Subaccount     Subaccount    Subaccount
                                               ------------ ------------ --------------- ------------
Unit Transactions:
 Accumulation units                               $3,485      $33,426        $2,004         $2,004
Accumulated net investment income (loss)              70          (14)           (5)            (5)
Accumulated net realized gain (loss) on
 investments                                          --           --            --             --
Net unrealized appreciation (depreciation) on
 investments                                         (76)          80           154            (46)
                                                  ------      -------        ------         ------
                                                  $3,487      $33,492        $2,153         $1,953
                                                  ======      =======        ======         ======



                                                 Delaware                    Fidelity
                                                  Premium      Fidelity       VIP II       Fidelity        Janus
                                                 Small Cap        VIP          Asset        VIP II       Aggressive
                                                   Value        Growth        Manager     Contrafund       Growth
                                                Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                               ------------ -------------- ------------ -------------- -------------
Unit Transactions:
 Accumulation units                               $2,004     $20,492,148     $456,830     $5,477,141    $5,158,778
Accumulated net investment income (loss)              (5)        (13,703)        (119)        (2,154)       (2,978)
Accumulated net realized gain (loss) on
 investments                                          --         230,871          439         12,269         1,929
Net unrealized appreciation (depreciation) on
 investments                                         (33)      2,937,837       12,610        446,935     1,493,923
                                                  ------     -----------     --------     ----------    ----------
                                                  $1,966     $23,647,153     $469,760     $5,934,191    $6,651,652
                                                  ======     ===========     ========     ==========    ==========

Lincoln Life Flexible Premium Variable Life Account S

                                                                   Janus                          LN
                                                    Janus        Worldwide         LN           Capital
                                                  Balanced        Growth          Bond       Appreciation
                                                 Subaccount     Subaccount     Subaccount     Subaccount
                                               -------------- -------------- -------------- --------------
Unit Transactions:
 Accumulation units                             $13,629,794    $13,154,193    $10,356,402     $1,342,489
Accumulated net investment income (loss)            148,573         (7,663)        (6,199)          (589)
 Accumulated net realized gain (loss) on
   investments                                       15,830          6,850           (503)        21,927
Net unrealized appreciation (depreciation) on
 investments                                        933,643      3,108,395       (104,238)       123,424
                                                -----------    -----------    -----------     ----------
                                                $14,727,840    $16,261,775    $10,245,462     $1,487,251
                                                ===========    ===========    ===========     ==========



                                                     LN            LN           LN            MFS
                                                   Equity-        Money       Social        Capital           MFS
                                                   Income        Market      Awareness   Opportunities     Research
                                                 Subaccount    Subaccount   Subaccount     Subaccount     Subaccount
                                               -------------- ------------ ------------ --------------- --------------
Unit Transactions:
 Accumulation units                              $5,211,537    $8,924,187     $2,004        $93,309        $132,821
Accumulated net investment income (loss)             (2,500)       45,389          7             (6)            (60)
 Accumulated net realized gain (loss) on
   investments                                        1,051            --         --             --              (2)
Net unrealized appreciation (depreciation) on
 investments                                        219,306            --        231          3,316           9,775
                                                 ----------    ----------     ------        -------        --------
                                                 $5,429,394    $8,969,576     $2,242        $96,619        $142,534
                                                 ==========    ==========     ======        =======        ========




                                                    MFS                        AMT
                                                   Total         MFS         Mid-Cap         AMT
                                                  Return      Utilities      Growth       Partners
                                                Subaccount   Subaccount    Subaccount    Subaccount
                                                ----------   ----------    ----------    ----------
Unit Transactions:
 Accumulation units                               $2,004      $33,492      $4,498,465      $2,004
Accumulated net investment income (loss)              (5)         (13)         (3,216)         (5)
Accumulated net realized gain (loss) on
 investments                                          --           --          21,223          --
Net unrealized appreciation (depreciation) on
 investments                                          (3)       2,390       1,465,860          18
                                                  ------      -------      ----------      ------
                                                  $1,996      $35,869      $5,982,332      $2,017
                                                  ======      =======      ==========      ======



                                                               Oppenheimer
                                                     OCC       Main Street    Templeton
                                                Accumulation    Growth and      Asset       Templeton     Templeton
                                                   Managed        Income     Allocation   International     Stock
                                                 Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                                ------------  ------------   ----------   -------------   ----------
Unit Transactions:
 Accumulation units                                $2,005        $33,494      $77,048       $136,413       $2,004
Accumulated net investment income (loss)               (5)           (13)         (30)           (92)          (5)
Accumulated net realized gain (loss) on
 investments                                          --              --          507          4,934           --
Net unrealized appreciation (depreciation) on
 investments                                          (13)         1,575        4,312         10,904          313
                                                   ------        -------      -------       --------       ------
                                                   $1,987        $35,056      $81,837       $152,159       $2,312
                                                   ======        =======      =======       ========       ======

Lincoln Life Flexible Premium Variable Life Account S

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1999.






                                                      Aggregate        Aggregate
                                                       Cost of          Proceeds
                                                      Purchases        from Sales
                                                   ---------------   -------------
American Century VP Income & Growth Fund            $  5,864,035      $  423,812
American Century VP International Fund                 4,790,583         155,967
AVIS Growth Class 2 Fund                                   2,326              --
AVIS Growth & Income Class 2 Fund                          2,341              --
AVIS High-Yield Bond Class 2 Fund                          2,045              --
Baron Capital Asset Fund                               2,551,656           5,246
BT EAFE Equity 500 Index Fund                              2,107               2
BT Equity 500 Index Fund                               9,332,369         492,926
BT Small Cap Index Fund                                  461,386          32,571
Delaware Premium Delchester Series                         3,555              --
Delaware Premiun Devon Series                             33,413               1
Delaware Premium International Equity Series               2,000               1
Delaware Premium REIT Series                               2,000               1
Delaware Premium Small Cap Value Series                    2,000               1
Fidelity VIP Growth Portfolio                         23,031,832       2,553,130
Fidelity VIP II Asset Manager Portfolio                  518,274          61,558
Fidelity VIP II Contrafund Portfolio                   5,730,267         255,215
Janus Aggressive Growth Portfolio                      5,168,908          13,036
Janus Balanced Portfolio                              14,055,919         277,392
Janus Worldwide Growth Portfolio                      13,205,529          58,822
LN Bond Fund                                          10,435,235          84,919
LN Capital Appreciation Fund                           1,654,604         312,688
LN Equity-Income Fund                                  5,360,728         151,632
LN Money Market Fund                                   9,810,857         841,160
LN Social Awareness Fund                                   2,012               1
MFS Capital Opportunities Series                          93,304              --
MFS Research Series                                      132,979             216
MFS Total Return Series                                    2,000               1
MFS Utilities Series                                      33,479              --
AMT Mid-Cap Growth Portfolio                           4,620,250         124,936
AMT Partners Portfolio                                     2,000               1
OCC Accumulation Managed Portfolio                         2,000              --
Oppenheimer Main Street Growth and Income Fund            33,481              --
Templeton Asset Allocation Fund                          108,170          31,151
Templeton International Fund                             245,019         108,696
Templeton Stock Fund                                       2,000               1
                                                    ------------      ----------
                                                    $117,300,663      $5,985,083
                                                    ============      ==========

Lincoln Life Flexible Premium Variable Life Account S

5. Investments

The following is a summary of investments owned at December 31, 1999.




                                                                       Net
                                                       Shares         Asset         Value of          Cost of
                                                    Outstanding       Value          Shares            Shares
                                                   -------------   ----------   ---------------   ---------------
American Century VP Income & Growth Fund              728,865       $  8.00      $  5,830,923      $  5,456,046
American Century VP International Fund                508,693         12.50         6,358,663         4,663,660
AVIS Growth Class 2 Fund                                   34         70.57             2,420             2,326
AVIS Growth & Income Class 2 Fund                          63         33.07             2,077             2,341
AVIS High-Yield Bond Class 2 Fund                         163         12.75             2,079             2,045
Baron Capital Asset Fund                              161,315         17.77         2,866,572         2,546,414
BT EAFE Equity 500 Index Fund                             172         13.60             2,341             2,105
BT Equity 500 Index Fund                              619,015         15.18         9,396,642         8,860,076
BT Small Cap Index Fund                                40,664         11.61           472,093           430,530
Delaware Premium Delchester Series                        469          7.42             3,479             3,555
Delaware Premiun Devon Series                           2,459         13.62            33,492            33,412
Delaware Premium International Equity Series              116         18.63             2,153             1,999
Delaware Premium REIT Series                              225          8.67             1,953             1,999
Delaware Premium Small Cap Value Series                   128         15.36             1,966             1,999
Fidelity VIP Growth Portfolio                         431,522         54.80        23,647,410        20,709,573
Fidelity VIP II Asset Manager Portfolio                25,271         18.59           469,765           457,155
Fidelity VIP II Contrafund Portfolio                  203,926         29.10         5,934,256         5,487,321
Janus Aggressive Growth Portfolio                     111,438         59.69         6,651,724         5,157,801
Janus Balanced Portfolio                              527,507         27.92        14,728,000        13,794,357
Janus Worldwide Growth Portfolio                      340,564         47.75        16,261,952        13,153,557
LN Bond Fund                                          895,937         11.44        10,245,575        10,349,813
LN Capital Appreciation Fund                           47,266         31.47         1,487,267         1,363,843
LN Equity-Income Fund                                 246,273         22.05         5,429,453         5,210,147
LN Money Market Fund                                  896,970         10.00         8,969,697         8,969,697
LN Social Awareness Fund                                   51         44.29             2,242             2,011
MFS Capital Opportunities Series                        4,446         21.73            96,620            93,304
MFS Research Series                                     6,107         23.34           142,536           132,761
MFS Total Return Series                                   112         17.75             1,996             1,999
MFS Utilities Series                                    1,485         24.16            35,869            33,479
AMT Mid-Cap Growth Portfolio                          246,189         24.30         5,982,397         4,516,537
AMT Partners Portfolio                                    103         19.64             2,017             1,999
OCC Accumulation Managed Portfolio                         46         43.65             1,987             2,000
Oppenheimer Main Street Growth and Income Fund          1,423         24.63            35,056            33,481
Templeton Asset Allocation Fund                         3,517         23.27            81,838            77,526
Templeton International Fund                            6,876         22.13           152,161           141,257
Templeton Stock Fund                                       95         24.29             2,312             1,999
                                                                                 ------------      ------------
                                                                                 $125,338,983      $111,700,124
                                                                                 ============      ============

Lincoln Life Flexible Premium Variable Life Account S

6. New Investment Funds

   Effective October 29, 1999, the AVIS Growth Fund, AVIS Growth & Income Fund and AVIS High-Yield Bond Fund became available as investment options for the Variable Account policyholders.

               Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Flexible Premium Variable Life Account S

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account S ("Variable Account") (comprised of the American Century VP Income & Growth, American Century VP International, AVIS Growth Class 2, AVIS Growth & Income Class 2, AVIS High-Yield Bond Class 2, Baron Capital Asset, BT EAFE Equity 500 Index, BT Equity 500 Index, BT Small Cap Index, Delaware Premium Delchester, Delaware Premium Devon, Delaware Premium International Equity, Delaware Premium REIT, Delaware Premium Small Cap Value, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Janus Aggressive Growth, Janus Balanced, Janus Worldwide Growth, Lincoln National Bond, Lincoln National Capital Appreciation, Lincoln National Equity-Income, Lincoln National Money Market, Lincoln National Social Awareness, MFS Value Equity, MFS Research, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust (AMT) Mid-Cap Growth, Neuberger Berman Advisers Management Trust (AMT) Partners, OCC Accumulation Trust Managed, Oppenheimer Main Street Growth and Income, Templeton Asset Allocation, Templeton International and Templeton Stock subaccounts), as of December 31, 1999, and the related statements of operations and changes in net assets for the period from May 14, 1999 to December 31, 1999. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account S at December 31, 1999, and the results of their operations and the changes in their net assets for the period from May 14, 1999 to December 31, 1999 in conformity with accounting principles generally accepted in the United States.



                                                      /s/ Ernst & Young LLP


Fort Wayne, Indiana
March 24, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========

    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.

    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    Components of the Company's investments in real estate are summarized as follows:

                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======

    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======

4.  SUBSIDIARIES
    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)
    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========

                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========

    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.

    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.

    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.

    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====

                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====

7.  ANNUITY RESERVES
    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    PERSONAL ACCIDENT PROGRAMS
    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.

    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) settlement of the Company's exposure to the Unicover programs.

    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.

    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

    MARKETING AND COMPLIANCE MATTERS
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):

   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) surplus and will be recognized in statutory earnings over the life of the business.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.

    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.

    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.

    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========

                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========

                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====

                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SWAPTIONS
    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.
    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.
    PUT OPTIONS
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.
    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.
    COMMODITY SWAPS
    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.
    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.
    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.
    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.
    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.
    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.
    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.
    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.
    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.
    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.
    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.
    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.
    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments. SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.
13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.
    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.
    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.
    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3

    The balance sheets include reinsurance balances with affiliated companies as follows:

                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    value changes are borne entirely by the policyholder.
    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========

15. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.
    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.
    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.
    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

January 31, 2000

                                  PROSPECTUS 2

The Lincoln National Life Insurance Company
Lincoln Life Flexible Premium Variable Life Account S

Home Office Location:         Administrative Office:
1300 South Clinton Street     Lincoln Corporate Specialty Markets
P.O. Box 1110                 350 Church Street--MSM 1
Fort Wayne, Indiana 46802     Hartford, CT 06103-1106
(800) 942-5500                (860) 466-1561

--------------------------------------------------------------------------------

This Prospectus describes LCVUL Series III, a flexible premium variable universal life insurance contract (the "Policy") offered by The Lincoln National Life Insurance Company. The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization.


The Policy features:
           o flexible Premium Payments
           o a choice of life insurance qualification method
           o a choice of one of three death benefit options
           o a choice of underlying investment options

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable universal life insurance contract with this Policy.


This Prospectus is intended to describe the variable options used to fund this Policy through the Separate Account. The variable funding options (collectively, the "Funds") currently available through the Separate Account are from the following trusts or corporations:


           o American Century Variable Products Group, Inc.

           o American Funds Insurance Series
             (also known as American Variable Insurance Series)

           o Baron Capital Funds Trust

           o Delaware Group Premium Fund

           o Deutsche Asset Management VIT Funds Trust
             (formerly BT Insurance Funds Trust)

           o Fidelity Variable Insurance Products Funds

           o Franklin Templeton Variable Insurance Products Trust

           o Janus Aspen Series

           o Lincoln National Funds

           o MFS Variable Insurance Trust

           o Neuberger Berman Advisers Management Trust

           o OCC Accumulation Trust

           o OppenheimerFunds


--------------------------------------------------------------------------------
Read this Prospectus and the prospectuses of the Funds available as investment options through the Separate Account under the Policy offered by this prospectus carefully. Keep them for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this Prospectus is accurate or complete. It is a criminal offense to state otherwise.


                          Prospectus Dated May 1, 2000

Table of Contents


HIGHLIGHTS .................................................       3
 A Flexible Premium Variable Universal Life
  Insurance Policy .........................................       3
 Initial Choices to be Made ................................       3
 Amount of Premium Payment .................................       3
 Life Insurance Qualification Method .......................       3
 Death Benefit Options .....................................       4
 Selection of Funding Vehicles .............................       4
 Charges and Fees ..........................................       4
 Charge Assessed Against the Underlying Funds ..............       6
 Policy Loans, Withdrawals and Surrenders ..................      10
 Changes in Specified Amount ...............................      11
LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE
GENERAL ACCOUNT ............................................      11
BUYING VARIABLE LIFE INSURANCE .............................      12
ALLOCATION OF PREMIUMS .....................................      13
 Fixed Account .............................................      13
 Separate Account -- Funds .................................      13
 Mixed and Shared Funding ..................................      20
 Substitution of Securities ................................      20
CHARGES & FEES .............................................      20
 Premium Load ..............................................      20
 Premium Load Refund .......................................      21
 Premium Tax Charge ........................................      21
 Charges and Fees Assessed Against the Total
  Account Value ............................................      21
 Charges and Fees Associated with the Variable
  Funding Options ..........................................      22
 Reduction of Charges ......................................      22
POLICY CHOICES .............................................      23
 Premium Payments ..........................................      23
 Life Insurance Qualification ..............................      24
 Death Benefit Options .....................................      25
 Allocations and Transfers to Funding Options ..............      26
POLICY VALUES ..............................................      27
 Total Account Value .......................................      27
 Accumulation Unit Value ...................................      27
 Maturity Value ............................................      28
 Surrender Value ...........................................      28
POLICY RIGHTS ..............................................      28
 Partial Surrenders ........................................      28
 Reinstatement of a Lapsed Policy ..........................      29
 Guaranteed Death Benefit ..................................      29
 Policy Loans ..............................................      30
 Policy Changes ............................................      31
 Right to Examine the Policy ...............................      31
DEATH BENEFIT ..............................................      32
POLICY SETTLEMENT ..........................................      32
 Settlement Options ........................................      32
TERM INSURANCE RIDER .......................................      33
THE COMPANY ................................................      34
 Directors and Officers of Lincoln Life ....................      34
ADDITIONAL INFORMATION .....................................      36
 Reports to Policyowners ...................................      36
 Right to Instruct Voting of Fund Shares ...................      36
 Disregard of Voting Instructions ..........................      37
 State Regulation ..........................................      37
 Legal Matters .............................................      37
 The Registration Statement ................................      38
 Distribution of the Policies ..............................      38
 Records and Accounts ......................................      38
 Experts ...................................................      38
 Advertising ...............................................      39
TAX ISSUES .................................................      39
 Taxation of Life Insurance Contracts in General ...........      39
 Policies Which Are MECS ...................................      40
 Policies Which Are Not MECS ...............................      41
 Other Considerations ......................................      42
 Tax Status of Lincoln Life ................................      43
MISCELLANEOUS POLICY PROVISIONS ............................      43
 Payment of Benefits .......................................      43
 Age .......................................................      43
 Incontestability ..........................................      43
 Suicide ...................................................      43
 Coverage Beyond Maturity ..................................      44
 Nonparticipation ..........................................      44
Appendix A --
Illustrations of Death Benefit, Total Account Values
 and Surrender Values ......................................      45
Appendix B --
Corridor Percentages .......................................      59
Financial Statements
   Separate Account ........................................      I-1
   Company .................................................      S-1

HIGHLIGHTS

A Flexible Premium Variable Universal Life Insurance Policy

This Prospectus describes a flexible premium variable universal life insurance contract (the "Policy") offered by The Lincoln National Life Insurance Company ("Lincoln Life", the "Company", "we", "us", "our") through Lincoln Life Flexible Premium Variable Life Account S (the "Separate Account" or "Account S"). The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans.

The value of your Policy and, under one option, the death benefit amount depends on the investment results of the funding options you select.


Initial Choices to be Made

The Policyowner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have important choices to make when the Policy is first purchased. You need to choose:


o  the amount of premium you want to pay (see page 23);

o  either of two life insurance qualification methods (see page 24);

o  one of three death benefit options (see page 25);

o the amount of the Net Premium Payment to be placed in each of the funding options selected. The Net Premium Payment is the balance of Premium Payment that remains after certain charges are deducted from it.


Amount of Premium Payment

One of your initial decisions is how much premium to pay. Premium Payments may be changed within the limits described on page 23. If the Policy lapses because your monthly deduction is larger than the Net Accumulation Value, you may reinstate the Policy. See page 29.

You may use the value of your Policy to pay the premiums due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more Premium Payments. Charges against Policy values for the Cost of Insurance increase (see page 21) as the Insured gets older.

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the "right-to-examine" time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select unless your state requires a full refund of premiums. If you then decide you do not want your Policy, you will receive a refund. See page 31.


Life Insurance Qualification Method

At the time of purchase you must choose which life insurance qualification method best suits your needs--Cash Accumulation or Guideline Premium. Both methods require a Policy to provide minimum ratios of life insurance coverage to total account value. The Guideline Premium method may also restrict premiums payable under the Policy. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

Death Benefit Options

The Death Benefit is the amount we pay the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date the Insured died. We will pay the Death Benefit in one lump sum or under one of the annuity settlement options.

The three death benefit options available usually provide a level, varying or increasing death benefit, depending on the option selected. See page 25 for more details on death benefit options.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit. If you borrow against your Policy or surrender a portion of your Policy, the Loan Account balance and any surrendered amount will reduce your initial death benefit.

Selection of Funding Vehicles

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If they lose value, so does your Policy. Each Fund has its own investment objective. You should review each Fund's prospectus before making your decision.


You must choose the Fund(s) (Sub-Account(s)) in which you want to place each Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Separate Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 12.


You may also choose to place the Net Premium Payment or part of it into the Fixed Account. Net Premium Payments put into the Fixed Account:

o  become part of the Company's General Account;

o  do not share the investment experience of the Separate Account; and

o  have a guaranteed minimum interest rate of 4.0% per year.


For additional information on the Fixed Account, see page 13.


Charges and Fees

A premium load is deducted from all of your premium payments. The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000 is:

                           Portion             Portion
                           of Premium Paid     of Premium Paid
Policy Year(s)             up to Target        Above Target
------------------------   -----------------   ----------------
1                               10.50%              2.5%
2-5                              7.50%              1.5%
6-7                              3.50%              1.5%
8 and thereafter                 1.50%              1.5%

The current premium load for cases with average annual planned premiums of $1,000,000 or greater is:


                           Portion             Portion
                           of Premium Paid     of Premium Paid
Policy Year(s)             up to Target        Above Target
------------------------   -----------------   ----------------
1                               7.50%               1.00%
2                               6.00%               1.00%
3-5                             3.50%               1.00%
6 and thereafter                1.50%               1.00%

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                    Portion of               Portion of
                    Premium Paid up to       Premium Paid greater
                    Target Premium--         than Target Premium--
                    load as a percentage     load as a percentage
Policy Year(s)      of that portion          of that portion
-----------------   ----------------------   ----------------------
1                           12.0%                    5.0%
2-5                          9.0%                    5.0%
6 and after                  5.0%                    5.0%


Under certain circumstances, if you fully surrender your Policy within 60 months after Date of Issue, you may be entitled to receive partial credit for premium loads deducted from your Policy. (See page 21).

For the purpose of calculating current and maximum premium loads, an increase in Specified Amount is treated as a newly issued policy.

An explicit premium tax charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments. The tax ranges from 2% to 5% depending upon the state involved.

A monthly deduction is made from the total account value on the same day of each month beginning with the date of issue. The monthly deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was delayed due to underwriting requirements or other reasons. The monthly deduction also includes a monthly administrative expense charge during all policy years. The monthly Administrative Expense is currently $6, and is guaranteed not to exceed $10. See page 21.

A daily deduction is made from the assets of Account S for mortality and expense risk. Currently for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:

  Policy Years
  1-10                      0.70%
  11 and thereafter         0.35%

Currently, for cases with average annual planned premiums of $1,000,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the separate account:


  Policy Years
  1-10                      0.40%
  11-20                     0.20%
  21 and thereafter         0.10%


The Company reserves the right to increase the mortality and expense risk charge but it will never exceed 0.80% annually. (See page 22).

Before the Maturity Date you may make transfers between funding options. The Company allows twelve transfers each Policy Year; beyond twelve, a $25 charge may apply. Within 45 days after each Policy Anniversary, you may also transfer to the Separate Account 20% of the greatest amount held in the Fixed Account Value during the prior 5 years, or $1000 if greater. See page 26.


There are no Surrender Charges for your Policy.

Each Fund has its own management fee charge also deducted daily. Investment results for the Funds you choose will be affected by the fund management charges and other fund expenses. The table below shows you the current charges and expenses.


Charges Assessed Against the Underlying Funds


The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts.


The following table illustrates the investment advisory fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 1999 unless otherwise indicated.

                                 Fund Expenses

                                                                     Total
                                                                    Annual
                                                                     Fund                     Total Fund
                                                                   Operating                  Operating
                                                                   Expenses       Total        Expenses
                                                                    Without      Waivers         with
                                 Management   12(b)1     Other    Waivers or       and       Waivers and
              Fund                 Fees(1)      Fee    Expenses   Reductions   Reductions   Reimbursements
American Century VP
  Income & Growth                  0.70%       N/A%      0.00%       0.70%         N/A%          0.70%
American Century VP
  International                    1.34        N/A       0.00        1.34          N/A           1.34
AFIS Bond--Class 2                 0.51       0.25       0.02        0.78          N/A           0.78
AFIS Global Growth--
  Class 2                          0.68       0.25       0.03        0.96          N/A           0.96
AFIS Growth--Class 2               0.38       0.25       0.01        0.64          N/A           0.64
AFIS Growth Income--
  Class 2                          0.34       0.25       0.01        0.60          N/A           0.60
AFIS High Yield Bond--
  Class 2                          0.50       0.25       0.01        0.76          N/A           0.76
AFIS U.S. Government/
  AAA--Class 2                     0.51       0.25       0.01        0.77          N/A           0.77
Baron Capital Asset(2)             1.00       0.25       0.63        1.88        (0.38)          1.50
Delaware Devon Standard
  Class(3a)                        0.65        N/A       0.10        0.75          N/A           0.75
Delaware High Yield
  Standard Class(3b)
  (formerly Delchester)            0.65        N/A       0.07        0.72          N/A           0.72
Delaware International
  Equity
  Standard Class(3c)               0.85        N/A       0.09        0.94        (0.02)          0.92
Delaware REIT Standard
  Class(3d)                        0.75        N/A       0.21        0.96        (0.11)          0.85
Delaware Small Value
  Standard Class(3e)               0.75        N/A       0.10        0.85          N/A           0.85
Deutsche VIT EAFE
  Index(4)                         0.45        N/A       0.70        1.15        (0.50)          0.65
Deutsche VIT Equity 500
  Index(4)                         0.20        N/A       0.25        0.43        (0.13)          0.30
Deutsche VIT Small Cap
  Index(4)                         0.35        N/A       0.83        1.18        (0.73)          0.45
Fidelity VIP II Asset
  Manager--Service
  Class(5)                         0.53       0.10       0.11        0.74          N/A           0.74
Fidelity VIP II
  Contrafund--Service
  Class(5)                         0.58       0.10       0.10        0.78          N/A           0.78
Fidelity VIP Growth--
  Service Class(5)                 0.58       0.10       0.09        0.77          N/A           0.77
Fidelity VIP High
  Income--Service
  Class(5)                         0.58       0.10       0.11        0.79          N/A           0.79
Fidelity VIP Overseas--
  Service Class(5)                 0.73       0.10       0.18        1.01          N/A           1.01
Franklin Small Cap--
  Class 2(9a, b, d)                0.55       0.25       0.27        1.07          N/A           1.07
Janus Aspen Series
  Aggressive Growth--
  Institutional Shares(6)          0.65        N/A       0.02        0.67          N/A           0.67

                                                                 Total
                                                                Annual
                                                                 Fund                         Total Fund
                                                               Operating                      Operating
                                                               Expenses         Total          Expenses
                                                                Without        Waivers           with
                             Management   12(b)1     Other    Waivers or         and         Waivers and
            Fund               Fees(1)      Fee    Expenses   Reductions     Reductions     Reimbursements
Janus Aspen Series
  Balanced--Institutional
  Shares(6)                      0.65      N/A       0.02         0.67           N/A            0.67
Janus Aspen Series
  Flexible Income--
  Institutional Shares(6)        0.65      N/A       0.07         0.72           N/A            0.72
Janus Aspen Series Global
  Technology--
  Service Shares(6)              0.65     0.25       0.13         1.03           N/A            1.03
Janus Aspen Series
  Worldwide Growth--
  Institutional Shares(6)        0.65      N/A       0.05         0.70           N/A            0.70
LN Bond                          0.45      N/A       0.08         0.53           N/A            0.53
LN Capital Appreciation          0.72      N/A       0.06         0.78           N/A            0.78
LN Equity-Income                 0.72      N/A       0.07         0.79           N/A            0.79
LN Money Market                  0.48      N/A       0.11         0.59           N/A            0.59
LN Social Awareness              0.33      N/A       0.05         0.38           N/A            0.38
MFS Capital
  Opportunities(7)               0.75      N/A       0.27(1)      1.02         (0.11)(2)        0.91
MFS Research(7)                  0.75      N/A       0.11(1)      0.86           N/A            0.86
MFS Total Return(7)              0.75      N/A       0.15(1)      0.90           N/A            0.90
MFS Utilities(7)                 0.75      N/A       0.16(1)      0.91           N/A            0.91
Neuberger Berman AMT
  Mid-Cap Growth(8)              0.85      N/A       0.23         1.08         (0.08)           1.00
Neuberger Berman AMT
  Partners(8)                    0.80      N/A       0.07         0.87           N/A            0.87
OCC Accum Trust
  Managed                        0.77      N/A       0.06         0.83           N/A            0.83
Oppenheimer MainStreet
  Growth & Income                0.73      N/A       0.05         0.78           N/A            0.78
Templeton Asset Strategy
  Class 2(9d, f)                 0.60     0.25       0.18         1.03           N/A            1.03
Templeton Growth(9c, d, e)
  Securities Class 2             0.83     0.25       0.05         1.13           N/A            1.13
Templeton International
  Securities Class 2(9d, g)      0.69     0.25       0.19         1.13           N/A            1.13



(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.
(2) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.
(3) (a) The investment advisor for the Devon Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.
    (b) The investment advisor for the High Yield Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.

    (c) The investment advisor for the International Equity Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.94%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million, 0.70% on assets in excess of $2,500 million; all per year.
    (d) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
        0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.
    (e) The investment advisor for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.
(4) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap
    Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets.
    Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund, 1.18% for the Small Cap Index Fund and 1.15% for the EAFE Equity Index Fund.
(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been:

       Growth 0.75% (service); Asset Manager 0.73% (service); Contrafund 0.75% (service);
(6) Expenses (except for Global Technology Portfolio) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Worldwide Growth, and Balanced Portfolios. Expenses for Global Technology Portfolio are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.
(7) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
       0.90% for Capital Opportunities Series
       0.85% for Research Series
       0.89% for Total Return Series
       0.90% for Utilities Series

MFS has contractually agreed, subject to reimbursement, to bear expenses for the Capital Opportunities Series such that such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.
(8) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.
(9) (a) A merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund.
    (b) On 2/8/00, fund shareholders approved new management fees, effective 5/1/00. The table shows restated total expenses for the fund based on the new fund fees and the combined assets of the two funds as of 12/31/99, even though the merger and the new fees did not become effective until 5/1/00.
    (c) The fund administration fee is paid indirectly through the management fee.
    (d) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.
    (e) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/01/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05% and Total Fund Operating Expenses 1.10%.
    (f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the funds as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
        Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.
    (g) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/01/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the shares of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
        Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.


Policy Loans, Withdrawals and Surrenders

You may borrow within described limits against the Policy. You may surrender your Policy in full or withdraw part of its value. Upon the maturity of your Policy, you may select one of the annuity settlement options or, prior to maturity, you may apply the value of your Policy, minus surrender charges and loan account amounts, to one of the annuity settlement options.

If you borrow against your Policy, interest will accrue at an annual rate which will be the monthly average (Moody's Investors Service, Inc. Corporate Bond Yield Average--Monthly Average Corporates) for the calendar month which ends two months prior to the Policy Anniversary month, or 4.8% if greater.


The Loan Account Value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%. For the current spread see page 30.

Changes in Specified Amount


Within certain limits, you may increase or decrease the specified amount. Increases will require satisfactory evidence of insurability. Decreases in the first five years are subject to approval of the Company. Currently the minimum specified amount is $100,000. Such changes will affect other aspects of your Policy. See page 30.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


Lincoln Life, an Indiana life insurance company incorporated in 1905, is among the nation's largest writers of annuities, individual life insurance and life reinsurance. Wholly-owned by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed in all states (except New York), the District of Columbia, Guam, and the Commonwealth of the Northern Mariana Islands. Its principal office is at 1300 South Clinton Street, Fort Wayne, IN 46802. Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.


Account S is a "separate account" of the Company established on November 2, 1998. Account S was established for the purpose of segregating assets attributable to the variable portion of life insurance contracts from other assets of the Company. Under Indiana law, the assets of Account S attributable to the Policies, through the property of Lincoln Life, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy Lincoln Life's obligations under the Policies. Account S income, gains, and losses are credited to or charged against Account S without regard to other income, gains, or losses of Lincoln Life. The values and investment performance of Account S are not guaranteed. Account S is registered with the Securities and Exchange Commission ("Commission") as a "unit investment trust" under the Investment Company Act of 1940, as amended ("1940 Act") and meets the 1940 Act's definition of "separate account". The Commission does not supervise the management, investment practices, or policies of Lincoln Life or Account S. Lincoln Life has numerous other registered separate accounts which fund its variable life insurance policies and variable annuity contracts.

Account S is divided into Sub-Accounts, each of which is invested solely in the shares of one of the mutual funds available as funding vehicles under the Policies. On each Valuation Day, Net Premium Payments allocated to Account S will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account S are raised by selling Fund shares at net asset value.


The Funds now available in Account S and their investment objectives are described in "Separate Account--Funds." More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. The Funds may or may not achieve their investment objectives.


Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

Lincoln Life reserves the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements, if in its sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant or in the event a particular Fund is no longer available to Lincoln Life for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

Shares of the Funds may be used by Lincoln Life and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a separate account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. The General Account is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. Amounts held in the Fixed Account will be credited with interest at rates Lincoln Life determines from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the Securities Act of 1933, as amended ("1933 Act") in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

The Policy is available for purchase by corporations or groups where individuals share a common employer or affiliation with a group or sponsoring organization. Each Policy covers a single insured. The Policy may be useful in: funding non-qualified executive deferred compensation; funding salary continuation programs; funding death benefit liabilities or cash flow obligations for executive retirement plans. The Policy should not be considered for employer pension or profit sharing programs. The Policy is not available in all states. State regulations may vary your Policy's provisions.

Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis.


Unless a policy has become a "modified endowment contract" (see "Tax Issues"), an owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income.


Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see "Death Benefit Options").


ALLOCATION OF PREMIUMS

You may allocate all or a part of your Net Premiums to the Fixed Account (part of the Company's General Account) or to the Funds currently available through the Separate Account in connection with the Policy. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. The investment results of the Funds, whose objectives are described below, are likely to differ significantly. Except where otherwise indicated, all of the Funds are diversified, as defined in the 1940 Act.

Any monies received prior to policy issue will be credited with the return attributable to the LN Money Market Fund from the date of receipt until the day the Policy is issued.

In states which do not require a full refund of premiums during the Right to Examine Period, the Policy value and future Net Premiums will be allocated as of the date the Policy is issued in accordance with the Policy owner's selected premium allocation percentages.

In states which require a full refund of premiums during the Right to Examine Period, the first Net Premium will be allocated in its entirety as of the issue date to the LN Money Market Fund, regardless of the Policy owner's premium allocation percentages. Any other Net Premium received prior to the expiration of the Right to Examine period will also be allocated to the LN Money Market Fund. On the day following the expiration of the Right to Examine Period, the policy value and future Net Premiums will be allocated in accordance with the Policy owner's selected premium allocation percentages.

Fixed Account

The Fixed Account is the only investment option offered with a guaranteed return. Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% may be credited to the Fixed Account Value beginning in Policy Year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

Separate Account

Funds


Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given fund may have a similar investment strategy to those of another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, we cannot guarantee that there will be any correlation between the two investments. Even though the management, strategy and the objectives of the funds are similar, the investment results may vary.

The portfolios, their investment advisors and distributors, and the Funds within each that are available under the Policies are:

American Century Variable Products Group, Inc., managed and distributed by American Century Investments, 4500 Main Street, Kansas City, MO 64141-6200

  American Century VP Income & Growth Fund

  American Century VP International Fund

American Funds Insurance Series (also known as American Variable Insurance Series) managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071

  AFIS Bond Fund--Class 2
  AFIS Global Growth Fund--Class 2
  AFIS Growth Fund--Class 2
  AFIS Growth-Income Fund--Class 2
  AFIS High-Yield Bond Funds--Class 2
  AFIS U.S. Government/AAA Rated Securities Fund--Class 2

Baron Capital Funds Trust, managed by BAMCO, Inc. and distributed by Baron Capital Inc., 767 Fifth Avenue, New York, NY 10153
  Baron Capital Asset Fund

Delaware Group Premium Fund managed by Delaware Management Company, Inc., One Commerce Square, Philadelphia, PA 19103 and for International and Emerging Markets, Delaware International Advisors, LTD., 80 Cheapside, London, England ECV2 6EE and distributed by Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103
  Delaware Group Devon Series--Standard Class
  Delaware Group High Yield Series (formerly Delchester Series)--Standard
    Class
  Delaware Group International Series--Standard Class
  Delaware Group REIT Series--Standard Class
  Delaware Group Small Cap Value Series--Standard Class

Deutsche Asset Management VIT Funds Trust (formerly BT Insurance Funds Trust) managed by Bankers Trust Company, 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed by First Data Distributors, Inc., 4400 Computer Drive, Westborough, MA 01581
  Deutsche VIT EAFE[RegTM] Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

Fidelity Variable Insurance Products Fund, and Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, 82 Devonshire Street, Boston, MA 02103
  Fidelity VIP Growth Portfolio-Service Class
  Fidelity VIP High Income Portfolio--Service Class
  Fidelity VIP Overseas Portfolio--Service Class

  Fidelity VIP II Asset Manager Portfolio-Service Class

  Fidelity VIP II Contrafund Portfolio-Service Class

Franklin Templeton Variable Insurance Products Trust, managed by Templeton Investment Counsel, Inc. and its Templeton and Franklin affiliates and distributed by Franklin/Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, FL 33716-1205
  Franklin Small Cap Fund-Class 2
  Templeton Asset Strategy Fund-Class 2 (formerly Asset Allocation Fund) Templeton Growth Securities Fund-Class 2 (formerly Stock Fund)
  Templeton International Securities Fund-Class 2 (formerly International
    Fund)

Janus Aspen Series, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore St., Denver, CO 80206-4928
  Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares Janus Aspen Series Balanced Portfolio--Institutional Shares
  Janus Aspen Series Flexible Income Portfolio--Institutional Shares Janus Aspen Series Global Technology Portfolio--Service Shares
  Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares

Lincoln National Funds, managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne, IN 46802 and distributed by Lincoln Financial Advisors, Inc., 350 Church Street, Hartford, CT 06103. Sub-advisors are also noted.

  LN Bond Fund, Inc.
  LN Capital Appreciation Fund, Inc. (Sub-advised by Janus Capital Corp.)
  LN Equity-Income Fund, Inc. (Sub-advised by Fidelity Management Trust Co.) LN Money Market Fund, Inc.
  LN Social Awareness Fund, Inc. (Sub-advised by Vantage Global Advisors)


Lincoln Investment Management, Inc. (Lincoln Investment) has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.


MFS[RegTM] Variable Insurance Trust, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series
  MFS Capital Opportunities Series


Neuberger Berman Advisers Management Trust, managed and distributed by Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0006

  NB AMT Mid-Cap Growth Portfolio
  NB AMT Partners Portfolio


OCC Accumulation Trust, managed by OpCap Advisors and distributed by OCC Distributors, One Financial Center, New York, NY 10281

  OCC Trust Managed Portfolio


OppenheimerFunds, managed and distributed by OppenheimerFunds, Inc., Two World Trade Center, New York, NY 10048
  Oppenheimer Main Street Growth and Income Fund/VA


The investment advisory fees charged the Funds by their advisors are shown on pages 6 - 8.

Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.


o American Century VP Income & Growth Fund: Seeks dividend growth, current income and capital appreciation by investing in a diversified portfolio of U.S. stocks.

o American Century VP International Fund: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets.

o AFIS Bond Fund--Class 2: The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

o AFIS Global Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth Fund--Class 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

o AFIS Growth-Income Fund--Class 2: The fund seeks to make your investment growth and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

o AFIS High-Yield Bond Fund--Class 2: The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

o AFIS U.S. Government/AAA Rated Securities Fund--Class 2: The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

o Baron Capital Asset Fund: The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

o Delaware Group Devon Series --Standard Class: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over-time. This fund blends traditional growth and value investment styles.

o Delaware Group High Yield Series--Standard Class (formerly Delchester Series): Seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds commonly known as junk bonds), foreign bonds, U.S. Government securities and commercial paper. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

o Delaware Group International Series--Standard Class: Seeks long-term growth without undue risk to principal by investing primarily in foreign company stocks with the potential for capital appreciation and income.

o Delaware Group REIT Series--Standard Class: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

o Delaware Group Small Cap Value Series--Standard Class: Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

o Deutsche VIT EAFE[RegTM] Equity Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Europe, Australia, Far East Index (the EAFE Index), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.

o Deutsche VIT Equity 500 Index Fund: Seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index, before the deduction of Fund expenses.

o Deutsche VIT Small Cap Index Fund: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks.

o Fidelity VIP Growth Portfolio--Service Class: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

o Fidelity VIP High Income Portfolio--Service Class: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

o Fidelity VIP Overseas Portfolio--Service Class: Seeks long term growth of capital by investing mainly in foreign securities.

o Fidelity VIP II Asset Manager Portfolio--Service Class: Seeks high total return with reduced risk over the long-term allocating its assets among domestic and foreign stocks, bonds and money market instruments.

o Fidelity VIP II Contrafund Portfolio--Service Class: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

o Franklin Small Cap Fund--Class 2: Seeks long-term capital growth. It invests primarily in equity securities of U.S. small cap growth companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase. Franklin Advisers, Inc. serves as the Fund's investment advisor.

o Janus Aspen Series Aggressive Growth Portfolio--Institutional Shares: Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

o Janus Aspen Series Balanced Portfolio--Institutional Shares: Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

o Janus Aspen Series Flexible Income Portfolio--Institutional Shares: To seek maximum total return, consistent with preservation of capital. Pursues objective primarily through investments in income-producing securities.

o Janus Aspen Series Global Technology Portfolio--Service Shares: To seek long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.

o Janus Aspen Series Worldwide Growth Portfolio--Institutional Shares: To seek long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

o Lincoln National Bond Fund, Inc.: Seeks maximum current income consistent with prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

o Lincoln National Capital Appreciation Fund, Inc.: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk (high risk) bonds.

o Lincoln National Equity-Income Fund, Inc.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).

o Lincoln National Money Market Fund, Inc.: Seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

o Lincoln National Social Awareness Fund, Inc.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specified social criteria.

o MFS Research Series: Seeks to provide long-term growth of capital and future income.

o MFS Total Return Series: Seeks primarily to provide above-average income (compared to a portfolio entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

o MFS Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

o  MFS Capital Opportunities Series: Seeks capital appreciation.

o Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

o Neuberger Berman AMT Partners Portfolio: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.

o OCC Trust Managed Portfolio: Seeks to achieve growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on manager's assessments of the relative outlook for such investments.

o Oppenheimer Main Street Growth and Income Fund/VA: Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time the Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

o  Templeton Asset Strategy Fund--Class 2 (formerly Templeton Asset Allocation
   Fund): Seeks a high level of total return. Invests in stocks of companies in any nation, bonds of companies and governments of any nation and in money market instruments, including emerging markets. Assets are allocated among different investments depending upon worldwide market and economic conditions.

o  Templeton Growth Securities Fund--Class 2 (formerly Templeton Stock Fund):
   Seeks long-term capital growth. It invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.

o Templeton International Securities Fund--Class 2 (formerly Templeton International Fund): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.


There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectuses for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.


Lincoln Life has entered into agreements with the various trusts or corporations and their advisors or distributors under which Lincoln Life makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisors or distributors may compensate Lincoln Life at annual rates of between .10% to .40% of assets in a particular Fund attributable to the Policies.

Mixed and Shared Funding


Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

Substitution of Securities

If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.


CHARGES & FEES

Premium Load

The premium load is deducted from your premium payments. This load represents sales and administrative expenses associated with the startup and maintenance of the policy.

1. Guaranteed Maximum Premium Load

For all cases, the premium load is guaranteed to be no higher than the amounts shown in the following table:

                   For the Portion of       For the Portion of
                   Premiums Paid up to      Premiums Paid greater than
                   Target Premium --        Target Premium --
                   load as a percentage     load as a percentage
Policy Year(s)     of that portion          of that portion
----------------   ----------------------   ---------------------------
1                            12.0%                       5.0%
2-5                           9.0%                       5.0%
6 and after                   5.0%                       5.0%

2. Current Premium Load

The current premium load for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, is shown in the following table:


                   For the Portion of       For the Portion of
                   Premiums Paid up to      Premiums Paid greater than
                   Target Premium --        Target Premium --
                   load as a percentage     load as a percentage
Policy Year(s)     of that portion          of that portion
----------------   ----------------------   ---------------------------
1                           10.50%                      2.50%
2-5                          7.50%                      1.50%
6-7                          3.50%                      1.50%
8 and after                  1.50%                      1.50%

The current premium load for cases with average annual planned premiums of $1,000,000 or greater, is shown in the following table:


                   For the Portion of       For the Portion of
                   Premiums Paid up to      Premiums Paid greater than
                   Target Premium --        Target Premium --
                   load as a percentage     load as a percentage
Policy Year(s)     of that portion          of that portion
----------------   ----------------------   ---------------------------
1                          7.50%                      1.00%
2                          6.00%                      1.00%
3-5                        3.50%                      1.00%
6 and after                1.50%                      1.00%

Premium Load Refund


In certain circumstances described below, if you surrender your policy within 60 months after Date of Issue, you may be entitled to a credit for some or all of the premium loads which have been deducted from your premium payments. To determine the Surrender Value during the premium load refund period the Total Account Value will be reduced by the amount of any Loan Account Value, including accrued interest. That amount would be increased by the applicable credit for the premium load. A decrease in the specified amount in Policy Years 1 or 2 will proportionately decrease the amount of any premium load refund. This refund is not guaranteed and is not available if your Policy is in default. There is no refund after 60 months.

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7% of premium paid in the first Policy Year up to the Target Premium and 3% of premium paid in the first Policy Year above Target Premium plus the Premium Tax Charge. For months 13 through 24, the refund is 75% of the First Policy Year refund amount.


Currently, for cases with average annual planned premiums of $1,000,000 or greater, if a policy is surrendered during the first twelve months after the Date of Issue, the refund is 7.50% of premium paid in the first Policy Year up to the Target Premium and 1% of premium paid in the first Policy Year above Target Premium plus the premium tax charge. For months 13 through 60, the refund is 100% of the First Policy Year refund amount.

Premium Tax Charge

An amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments.

Charges and Fees Assessed Against the Total Account Value

A Monthly Deduction is made from the Total Account Value. The Monthly Deduction is made as of the same day each month, beginning with the Date of Issue. The Monthly Deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. The Cost of Insurance is the portion of the monthly deduction attributable to the basic insurance coverage, not including riders, supplemental benefits or monthly expense charges. The Cost of Insurance depends on the Issue Age, risk class of the Insured and the number of Policy Years elapsed and Specified Amount of the Policy.

Once a Policy is issued, Monthly Deductions, including Cost of Insurance charges, will begin as of the Date of Issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the Specified Amount of the Policy issued, even if any temporary insurance coverage provided during the underwriting period was for a lesser amount.

The Monthly Deduction also includes a monthly administrative expense charge of $6 currently, guaranteed not to exceed $10 during all Policy Years.

The monthly administrative expense charge is for items such as premium billing and collection, Policy value calculation, confirmations and periodic reports and will not exceed our costs. The Monthly Deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating Accumulation Units and withdrawing the value of the liquidated Accumulation Units from each funding option in the same proportion as their respective values have to your Fixed Account and Separate Account Values.

Charges and Fees Associated with the Variable Funding Options

Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of Account S for mortality and expense risks assumed by it in connection with the Policy.

Currently, for cases with average annual planned premiums of $100,000 or greater but less than $1,000,000, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

                        Annualized Mortality and
Policy Years            Expense Risk Charge
---------------------   -------------------------
1-10                             0.70%
11 and after                     0.35%

Currently, for cases with annual planned premiums of $1,000,000 or greater, the mortality and expense risk charge on an annualized basis equals the following percentage of policy value in the Separate Account:

                        Annualized Mortality and
Policy Years            Expense Risk Charge
---------------------   -------------------------
1-10                             0.40%
11-20                            0.20%
21 and after                     0.10%


The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.80% of average daily net assets on an annualized basis.


Reduction of Charges

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.


POLICY CHOICES

When you buy a Policy, you make several important choices:

o  The amount of premium you intend to pay;

o Which life insurance qualification method best suits your needs--Cash Value Accumulation or Guideline Premium;

o Which one of the three Death Benefit Options you would like, and the Premium Accumulation Rate you would like if you choose Death Benefit Option 3;

o The way your net premiums will be allocated to the Funds and/or the Fixed Account.

Each of these choices is described in detail below:

Premium Payments

Planned Premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional Premiums are any premiums you pay in addition to Planned Premiums.

Payment of Minimum Monthly Premiums, Planned Premiums, or Additional Premiums in any amount will not guarantee that your Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause your Policy to lapse. The Policy's surrender value must be sufficient to cover the next Monthly Deduction.

At any time, you may increase your Planned Premium by written notice to us, or pay Additional Premiums, except that:

o We may require evidence of insurability if the Additional Premium or the new Planned Premium during the current Policy Year increases the difference between the Death Benefit and the Total Account Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

o If you have chosen the Guideline Premium method for life insurance qualification, in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance. (See "Tax Considerations for Policy owners.")

o If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

o If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

o After your first premium payment all premiums must be sent to our Administrative Office. Your premium payments received will be allocated as you have directed and amounts allocated to the Funds will be credited at the Accumulation Unit value determined at the end of the business day after each payment is received.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Date of Issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. The Date of Issue is the date from which policy years, policy anniversaries and Attained Age are determined. The Date of Coverage is the date on or after the Date of Issue that the initial premium has been paid (1) while the Insured is alive and (2) prior to any change in health and insurability, as represented in the application. Issue Age is the Insured's age on his/her birthday closest to the Policy Date of Issue. Backdating may be desirable, for example, so that you can purchase a particular Specified Amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the Date of Issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with Accumulation Units. You cannot be credited with Accumulation Units until your Net Premium is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

Life Insurance Qualification

A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"). At the time of purchase, you may choose a Policy which uses either the Guideline Premium test or the Cash Value Accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to Total Account Value. We refer to the ratios as Applicable Percentages. We refer to required life insurance coverage in excess of the Total Account Value as the Death Benefit corridor.

The Applicable Percentages for the Guideline Premium test are 250% through Attained Age 40, decreasing over time to 100% at Attained Age 95 and above. Attained Age is the Issue Age of the Insured increased by the number of Policy

Years elapsed. The Guideline Premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified Death Benefit. The Cash Value Accumulation test does not limit premiums which may be paid but has higher required Applicable Percentages. For example, Applicable Percentages for Non-Smokers range from 670% at Attained Age 20 to 350% at Attained Age 40 to 100% at Attained Age 100.

If your primary objective is to pay as much premium as possible into the Policy to target a cash value funding objective, generally a Cash Value Accumulation method policy will best meet your needs, since it generally permits higher premium payments. The choice, however, might result in higher eventual Cost of Insurance charges because of the higher Death Benefit corridor.

In addition, the payment of higher premiums which would be associated with choosing the Cash Value Accumulation method increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limit during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation. (See "Tax Considerations for Policyowners".)

If your primary objective is to maximize the potential for growth in Total Account Value, or to conserve Total Account Value, generally a Guideline Premium Policy will best meet your needs. This is because the Applicable Percentages are lower, resulting in lower Cost of Insurance charges for the smaller required Death Benefit corridor coverage.

If your primary objective is to provide a specified Death Benefit at low cost, then generally there is no difference between the testing methods because the planned premium will be less than the maximum premium limit under the Guideline Premium test and additional Death Benefit insurance coverage may not be necessary under either testing method to comply with the Death Benefit corridor requirements. The Policy's Death Benefit may also be referred to as the Target Face Amount. If a Term Insurance Rider is attached to the Policy, the Target Face Amount is the Term Insurance Rider's Benefit Amount plus the Policy's Death Benefit which is dependent upon the Death Benefit Option in effect.

Death Benefit Options

At the time of purchase, you must choose from three available Death Benefit Options. The amount payable under the option chosen will be determined as of the date of the Insured's death. The Death Benefit may be affected by partial surrenders. The Death Benefit for all three options will be reduced by the Loan Account Value plus any accrued interest.

Under Option 1, the Death Benefit will be the greater of the Specified Amount or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 1 generally provides a level Death Benefit.

Under Option 2, the Death Benefit will be the greater of the Specified Amount, plus the Total Account Value or the Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options You choose.

Under Option 3, the Death Benefit will be the greater of the Specified Amount plus the Accumulated Premium(s) accumulated at the Premium Accumulation Rate or Target Face Amount if a Term Insurance Rider is attached to the Policy (see "Term Insurance Rider"), or the Applicable Percentage of the Total Account Value but will not exceed the total Death Benefit paid under Option 2. This option may only be selected at issue.

The Accumulated Premium is the sum of all the premiums paid from the Date of Issue accumulated at the Premium Accumulation Rate. You select the Premium Accumulation Rate at issue. Any rate requested in excess of 10% may be subject to additional underwriting.

The choice of Death Benefit Option should be based upon the pattern of Death Benefits which best matches the intended use of the Policy. For example, an Option 1 Policy should be chosen for a simple, fixed, level total Death Benefit need. Option 2 would be chosen to provide a level death benefit in addition to the Policy Total Account Value, and Option 3 would provide a level death benefit for the Specified Amount plus a return of Accumulated Premiums.

Choosing the option which provides the lowest pattern of Death Benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the Total Account Value. Other than providing the appropriate pattern of desired Death Benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options are based upon the amount at risk, the difference between the Death Benefit and the Total Account Value each month.

The same is true for the choice of a Premium Accumulation Rate under Option 3. Choice of a higher Premium Accumulation Rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in Total Account Value.

Allocations and Transfers to Funding Options

At purchase, you must decide how to allocate your Net Premiums among the Funds and/or the Fixed Account. Net Premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to or transferring values among the Funds.

Before the Maturity Date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. The Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each Policy anniversary, and before the Maturity Date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Policy anniversary and will be effective as of the next Valuation Period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account Value during the prior 5 years or $1000.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values determined at the end of the Valuation Period after your request is received by our Administrative Office. (See "Accumulation Unit Value.") The Valuation Period is the period of time from when the Company determines the Accumulation Unit Value and Settlement Option Unit Value of a variable investment option until the next time it determines such unit value. Currently, the calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

POLICY VALUES

Total Account Value

The Total Account Value is the sum of the Fixed Account Value, the Separate Account Value and the Loan Account Value.

We will allocate each Net Premium (the premium paid, less both the premium load and the premium tax charge) to a funding option in the Separate Account and credit it in the form of Accumulation Units. An Accumulation Unit is used to measure the value of a Policyowner's interest in each applicable funding option used to calculate the value of the variable portion of the Total Account Value before election of a settlement option. We will credit each Net Premium we receive after your policy is issued to your Policy at the Accumulation Unit Value for a selected Fund at the end of the business day we receive it. The number of Accumulation Units credited is the Net Premium divided by that Accumulation Unit Value. Shares in each Fund you select will be purchased for the Separate Account at the Fund's net asset value next computed after we receive the Net Premium. Since each Fund has its own Accumulation Unit value if you choose a combination of funding options, you will have Accumulation Units credited for each funding option.

Separate Account Value is the sum of values in each Separate Account funding option which is the total number of Accumulation Units times the current Accumulation Unit Value. To that we add any Fixed Account values and any Loan Account Values to arrive at the Policy's Total Account Value.

The number of Accumulation Units you have is not changed by any change in the value of an Accumulation Unit. The number is increased by contributions or transfers and decreased by charges and withdrawals.

There is no guarantee that the Separate Account Value will equal or exceed Net Premiums placed in the Separate Account.

We will notify you annually as to the number of Accumulation Units credited to your Policy for each Fund, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value, and the Total Account Value.

Accumulation Unit Value

We convert any Net Premium payment allocated to, or Policy Value transferred to a variable Sub-Account into Variable Accumulation Units. The Variable Accumulation Unit Value for a Variable Sub-Account is determined by:

o multiplying the Fund shares owned by the Variable Sub-Account at the beginning of the business day by the net asset value per share at the end of the business day and adding any dividend or other distribution during the business day; minus

o the daily Variable Sub-Account charges which may include a tax charge or credit; and

o dividing the result of the foregoing subtraction by the number of Variable Accumulation Units for that Variable Sub-Account at the beginning of the business day.

The Accumulation Unit Value may increase or decrease from business day to business day.

Maturity Value

The Maturity Date is the Policy Anniversary nearest the Insured's 100th birthday.

The Maturity Value of the Policy is the Total Account Value on the Maturity Date, less the Loan Account Value and any unpaid accrued interest.

Surrender Value


The Surrender Value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the Total Account Value minus the Loan Account Value and any accrued interest, plus any credit for premium loads paid. All or part of the Surrender Value may be applied to one or more of the Settlement Options. If you make a full surrender, all coverage under the Policy will automatically terminate and may not be reinstated.


POLICY RIGHTS

Partial Surrenders

A partial surrender may be made at any time after the first Policy Year. If, at the time of a partial surrender your Total Account Value is attributable to more than one funding option, the transaction charge and the amount paid to you upon the surrender will be taken proportionately from the Accumulation Unit values in each funding option.

The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a Settlement Option.

For an Option 1 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value and the Death Benefit, but it will not reduce the Specified Amount.

For an Option 3 Death Benefit Policy (see "Death Benefit Options"):

A partial surrender will reduce the Total Account Value, Death Benefit, and Specified Amount. The Specified Amount and Total Account Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

We will pay you on a full or partial surrender within seven calendar days after we receive your written request at our Administrative Office in satisfactory form. Payment may be postponed if the New York Stock Exchange has been closed or trading has been restricted or an emergency exists. Your payment from the Fixed Account Values may be deferred up to six months except when used to pay premiums to the Company.

The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

If the Specified Amount changes, the Premium required to maintain the Guaranteed Death Benefit also changes. The new required Premium will be determined by the new Specified Amount.

Reinstatement of a Lapsed Policy

A lapse occurs if your Monthly Deduction is greater than the Policy's Surrender Value and no payment to cover the deduction is made within 61 days of our notifying you, unless your Policy is continued under the Guaranteed Death Benefit.

You can apply for reinstatement within five years after the date of lapse and before the Maturity Date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deductions, plus two additional Monthly Deductions. In the event of reinstatement, the Policy will be reinstated on the monthly deduction day following our approval. The Policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any loan account value will not be reinstated.

Guaranteed Death Benefit

The Guaranteed Death Benefit assures that as long as the guaranteed death benefit premium test, as described below, is met, the Policy will stay in force even if the Surrender Value is insufficient to cover current monthly deductions. The guaranteed death benefit premium is a specified amount of premium required to keep the Policy in force to age 100 of the Insured.

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the guaranteed death benefit then in effect. In order for the guaranteed death benefit to be in effect, the cumulative premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium times the number of months elapsed since the Policy's date of issue.

If these premiums are deficient, the Policy owner will be notified and given 61 days to pay the amount deficient. If the amount deficient is not received within the 61-day period, the guaranteed death benefit will terminate.

The guaranteed death benefit may not be available to all risk classes. If the guaranteed death benefit is terminated it may not be reinstated.

Increases, decreases, partial surrenders, and death benefit options changes may affect the guaranteed death benefit premium. These events and loans may also affect the Policy's ability to remain in force even if the cumulative annual guaranteed death benefit test has been met.

Policy Loans

The maximum loan amount is 90% of Total Account Value unless individual state laws require otherwise. The Loan Account Value, which is the loan amount plus interest, reduces any proceeds payable.

Any loan made will be taken proportionally from the amount in each funding option. Repayments on the loan will be allocated in proportion to current premium allocations, and will reduce the Loan Account Value.

The annual rate we charge during any Policy Year will be:

o the monthly average (Moody's Investors Service, Inc. Composite Yield on Corporate Bonds) for the calendar month which ends two months before the month in which the Policy Anniversary occurs, or, if greater,

o  4.8%

This rate may increase only when it would be at least 0.5% higher than the prior Policy Year's and decrease only when it would be at least 0.5% lower than the prior Policy Year's.

When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any unpaid interest is added to the loan.

The Loan Account Value will earn interest at an annual rate equal to the policy loan interest rate less an annual rate, which we call a spread, not to exceed 0.80%. In other words:

Annual Loan Interest earned = policy loan interest rate - spread

Currently, the spread is the following:

o For cases with average annual planned premiums of $100,000 or greater but less than $1,000,000:

Years 1-10                  0.70%
Years 11 and thereafter     0.35%

o  For cases with average annual planned premiums of $1,000,000 or greater:

Years 1-10                  0.40%
Years 11-20                 0.20%
Years 20 and thereafter     0.10%

The interest earned by the Loan Account Value will be added to the Fixed Account Value and the Separate Account Value in the same proportion in which the loan amount was originally deducted from these values.

Policy Changes

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

Increases: You may increase the Specified Amount of your Policy at any time subject to satisfactory evidence of insurability which may be required.


Decreases: Generally, you may decrease the Specified Amount of your Policy with our consent; however, no decrease may reduce the Specified Amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the fifth Policy Year may be subject to approval of this feature by state regulatory agencies and is subject to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the Policy owner.


o Changes from Option 1 to Option 2 are allowed at any time. The new Specified Amount will equal the Specified Amount less the Total Account Value at the time of the change.

o Changes from Option 2 to Option 1 are allowed at any time. The new Specified Amount will equal the Specified Amount plus the Total Account Value as of the time of the change.

o Changes from Option 3 to Option 1 are allowed at any time. The Specified Amount will be increased to equal the Specified Amount prior to the change plus the lesser of the Accumulated Premiums or the Total Account Value at the time of the change.

o Changes from Option 3 to Option 2 are allowed at any time. The Specified Amount will be reduced to equal the Specified Amount prior to the change minus the greater of zero or the difference between the Total Account Value and the sum of the Accumulated Premiums at the time of the change.

o  Changes from Options 1 or 2 to Option 3 are not allowed.

Increases in the Specified Amount will increase the Guaranteed Death Benefit Premium and decreases will decrease this premium. The premium required to maintain the Guaranteed Death Benefit will be based on the new Specified Amount.

Right to Examine the Policy

The Policy has a "Right to Examine Period" during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy. Some states provide a longer period of time to exercise these rights. Your Policy will indicate if you have more than 10 days to review the Policy. If you return (cancel) the Policy, we will pay a refund of (1) the difference between payments made and amounts allocated to the Separate Account, plus (2) the value of the amount allocated to the Separate Account as of the date the returned Policy is received by us, plus (3) any fees imposed on the amounts allocated to the Separate Account. However, some state laws require that the refund be equal to all premiums paid, without interest. Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums you paid by check may be delayed until the check clears your bank.

DEATH BENEFIT

The Death Benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the Settlement Options or such options as we may choose to make available in the future. Payment of the Death Benefit may be delayed if the Policy is being contested.

POLICY SETTLEMENT

Settlement Options

Proceeds in the form of Settlement Options are payable by the Company upon the Insured's death, upon Maturity of the Policy, or upon election of one of the Settlement Options.

Upon the death of the Insured the proceeds of the Policy will be paid to the Beneficiary(ies) in the form of an annuity in Settlement Option 1, 2 or 3 if the Beneficiary(ies) so elect. An annuity is a series of payments for a definite period of time or for the life of an individual. For Settlement Option 4, payments of requested amounts are made at the request of the Payee or payments may be through one of the other available Settlement Options.

All or part of the Proceeds of this Policy may be applied, under one or more of the options described below. An election shall be made by written request to our Administrative Office. The Payee of Proceeds may make this election if no prior election has been made.

The Payee must designate whether the payments will be:

o  on a fixed basis

o  on a variable basis, or

o  a combination of fixed and variable.

Variable Settlement Options will be supported by the then available Funds of the Company's Variable Annuity Account N (Account N), a separate account very similar to the Separate Account, except that Account N supports variable annuity benefits rather than variable life insurance benefits. We will provide an Account N prospectus in connection with selection of a Settlement Option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account N. The available Funds may be and the charges imposed on Account N are expected to be different from those that relate to the Separate Account prior to commencement of a Settlement Option. Accordingly, you should review the Account N prospectus, as well as prospectuses for Account N's underlying Funds, prior to selecting any variable payment Settlement Option. A minimum monthly payment of $50 from each funding option will be required.

You make transfers among Funds while receiving payments on a variable basis under our administrative procedures in effect at the time. Currently, we limit the number of transfers to three per calendar year, but we can change this limit in the future.

If no designation is made, the Separate Account Value shall be used to provide a variable payment, and the Fixed Account Value shall be used to provide a fixed payment.


If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.


Annuity Payment Options:

Option 1 -- Life Annuity/Life Annuity with Guaranteed Period -- Fixed and/or variable annuity payments will be made for the lifetime of the Annuitant with no certain period, or life and a 10 year certain period, or life and a 20 year certain period.

Option 2 -- Unit Refund Life Annuity -- Variable annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the number of the Fund settlement option annuity units initially purchased (determined by dividing the total dollar amount applied to purchase this settlement option by the Fund settlement option annuity unit value on the Annuity Commencement Date) is greater than (b) the number of Fund settlement option annuity units paid as part of each variable annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the number of Fund settlement option annuity units determined by (a) minus (b) will be made. The refund payment value will be determined using the Fund settlement option annuity unit value on the Valuation Date on which the death claim is approved by us for payment after we have received (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 3 -- Cash Refund Life Annuity -- Fixed annuity payments will be made for the lifetime of the Annuitant with the guarantee that upon death, if (a) the total dollar amount applied to purchase this option is greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death; then a refund payment equal to the dollar amount of (a) minus (b) will be made. The refund payment will be made on the Valuation Date on which the death claim is approved by us for payment after we are in receipt of (1) proof of death acceptable to us; (2) written authorization for payment; and (3) all claim forms, fully completed.

Option 4 -- Joint Life Annuity/Joint Life Annuity with Guaranteed Period -- Fixed and/or variable payments will be made during the joint life of the Annuitant and a Joint Annuitant of the Owner's choice. Payments will be made for life with no certain period, or life and a 10 year certain period, or life and a 20 year certain period. Payments continue for the life of the survivor at the death of the Annuitant or Joint Annuitant.

Other Options -- other options may be available as agreed upon in writing by us.

TERM INSURANCE RIDER

The Policy can be issued with a Term Insurance Rider as a portion of the total Death Benefit. The Rider provides term life insurance on the life of the Insured, which is annually renewable to Attained Age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The Rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in Total Account Value to fund life insurance coverage in later Policy Years. However, term coverage does not have an associated Account Value. The amount of coverage provided under the Rider's Benefit Amount varies from month to month.


The Benefit Amount is the Target Face Amount minus the Specified Amount. However, if the Death Benefit of the Policy is defined as a percentage of the Total Account Value, the Benefit Amount is zero.

The cost of the Rider is added to the Monthly Deductions, and is based on the Insured's premium class, Issue Age and the number of Policy Years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year.

If the Policy's Death Benefit increases as a result of an increase in Total Account Value (see "Life Insurance Qualification"), the Rider's Target Death Benefit will be reduced by an equivalent amount to maintain the total desired Death Benefit.

The Rider's Death Benefit is included in the total Death Benefit paid under the Policy. (See "Death Benefit Options.")

THE COMPANY

The Company is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Directors and Officers of Lincoln Life

The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.


      Name, Address and
 Position(s) with Registrant               Principal Occupations Last Five Years
-----------------------------   ----------------------------------------------------------
Nancy J. Alford                 Vice President [4/96-present], (formerly: Second Vice
Vice President                  President [1/90-4/96]), The Lincoln National Life
                                Insurance Company.

Roland C. Baker                 Vice President [1/95-present], The Lincoln National Life
Vice President                  Insurance Co., President and Director, First Penn Pacific
1801 S. Meyers Road             Life Insurance Company.
Oakbrook Terrace, IL 60181

Jon A. Boscia                   President, Chief Executive Officer and Director, Lincoln
President and Director          National Corporation [1/98-present] Formerly: President,
1500 Market Street              Chief Executive Officer and Director [10/96-1/98] and
Suite 3900                      President and Chief Operating Officer [5/94-10/96]. The
Philadelphia, PA                Lincoln National Life Insurance Company.
19102

      Name, Address and
 Position(s) with Registrant              Principal Occupations Last Five Years
-----------------------------   ---------------------------------------------------------
Janet Chrzan                    Senior Vice President, Chief Financial Officer and
Senior Vice President,          Director (4/00-present) The Lincoln National Life
Chief Financial                 Insurance Company. Formerly: Vice President and
Officer and Director            Treasurer, Lincoln National Corporation.
1500 Market Street
Suite 3900
Philadelphia, PA
19102

John H. Gotta                   Chief Executive Officer of Life Insurance, Senior Vice
Chief Executive                 President and Assistant Secretary [12/99-present] The
Officer of Life                 Lincoln National Life Insurance Company. Formerly:
Insurance, Senior               Senior Vice President and Assistant Secretary
Vice President and              [4/98-12/99]; Senior Vice President [2/98-4/98]; Vice
Assistant Secretary             President and General Manager [1/98-2/98] The
350 Church Street               Lincoln National Life Insurance Co. Formerly: Senior
Hartford, CT 06103              Vice President, Connecticut General Life Insurance
                                Company [3/96-12/97]; Vice President, Connecticut
                                (Massachusetts Mutual) Mutual Life Insurance
                                Company [8/94-3/96].

J. Michael Hemp                 President and Director [7/97-Present], Lincoln Financial
Senior Vice President           Advisors Inc.; Senior Vice President [formerly Vice
350 Church Street               President] [10/95-Present], The Lincoln National Life
Hartford, CT 06103              Insurance Company.

Stephen H. Lewis                Interim Chief Executive Officer of Annuities and Senior
Interim Chief                   Vice President, [12/99-present], Formerly: Senior Vice
Executive Officer               President, [5/94-12/99] The Lincoln National Life
and Senior Vice                 Insurance Company.
President of Annuities

H. Thomas McMeekin              President and Director 5/94-present, Lincoln Investment
Director                        Management, Inc.
One Commerce Square
2005 Market Street
Philadelphia, PA 19013

Gary W. Parker                  Senior Vice President, [4/00-present], Vice President
Senior Vice President           Product Management, [7/98-4/00] The Lincoln National
350 Church Street               Life Insurance Company Formerly: Senior Vice
Hartford, CT 06103              President, Life Products [10/97-6/98]; Marketing
                                Services [9/89-10/97] Life of Virginia.

Lawrence T. Rowland             Executive Vice President [10/96-present] Formerly:
Executive Vice                  Senior Vice President [1/93-10/96]), The Lincoln
President and                   National Life Insurance Co. Chairman, Chief Executive
Director                        Officer, President and Director [10/96-present],
One Reinsurance Place           Formerly: Senior Vice President [10/95-10/96]
1700 Magnavox Way
Fort Wayne, IN 46802

Keith J. Ryan                   Vice President, Controller and Chief Accounting Officer
Vice President,                 [1/96-present] The Lincoln National Life Insurance
Controller and                  Company.
Chief Accounting
Officer

      Name, Address and
 Position(s) with Registrant            Principal Occupations Last Five Years
-----------------------------   -----------------------------------------------------
Richard C. Vaughan              Executive Vice President and Chief Financial Officer
Director                        [1/95-present] The Lincoln National Life Insurance
Centre Square                   Company.
West Tower
1500 Market Street
Suite 3900
Philadelphia, PA 19102

Michael R. Walker               Senior Vice President [1/98-present], Vice President
Senior Vice President           [1/96-1/98] The Lincoln National Life Insurance
350 Church Street               Company Formerly: Vice President [3/93-1/96],
Hartford, CT 06103              Employers Health Insurance Co.

Roy V. Washington               Vice President [7/96-present], formerly, Associate
Vice President                  Counsel [2/95-7/96] The Lincoln National Life
                                Insurance Company.


ADDITIONAL INFORMATION

Reports to Policyowners

Within 30 days after each Policy Anniversary and before proceeds are applied to a Settlement Option, we will send you a report containing the following information:

o a statement of changes in the Total Account Value and Surrender Value since the prior report or since the Date of Issue, if there has been no prior report. This includes a statement of Monthly Deductions and investment results and any interest earnings for the report period;

o Surrender Value, Death Benefit, and any Loan Account Value as of the Policy Anniversary;

o a projection of the Total Account Value, Loan Account Value and Surrender Value as of the succeeding Policy Anniversary.

If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

Right to Instruct Voting of Fund Shares


In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each Separate Account. To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.


The number of Fund shares which each Policy owner is entitled to direct a vote is determined by dividing the portion of Total Account Value attributable to a Fund, if any, by the net asset value of one share in the Fund. Where the value of the Total Account Value or the Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting. Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through the Separate Account.

Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

Disregard of Voting Instructions

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of a Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determined that the change would have an adverse effect on the Separate Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

State Regulation

We are subject to regulation and supervision by the Insurance Department of the state of Indiana, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Indiana and in other jurisdictions where they are offered.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

Legal Matters

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.


Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

The Registration Statement

A Registration Statement under the 1933 Act has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

Distribution of the Policies


The Policy will be sold by individuals and entities, who in addition to being appointed as life insurance agents for Lincoln Life are also registered representatives of Lincoln Financial Advisors Corporation or of other registered broker-dealers who maintain a selling relationship with Lincoln Life. Registered broker-dealers and registered representatives of broker-dealers ordinarily receive commission and service fees up to 35% of the first year premium as defined and limited by Internal Revenue Code Section 7702, plus up to 10% of all other premiums paid. A registered representative or registered broker-dealer may be required to return all or part of any commission if the Policy is not continued for a certain period. All compensation is paid from Lincoln Life resources, which include sales charges made under this policy.


Records and Accounts

Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Funds shares held in the Separate Account will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.


Experts

The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by Ronald D. Franzluebbers, FSA as stated in the opinion filed as an exhibit to the registration statement.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the registration statement.


Advertising

Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. Lincoln Life may advertise these ratings from time to time. In addition, Lincoln Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, Lincoln Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


TAX ISSUES

Introduction. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation Of Life Insurance Contracts In General

Tax Status of the Policy. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

Investments in the Separate Account must be diversified. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on investment options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

No guarantees regarding tax treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

Tax treatment of life insurance death benefit proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax deferral during accumulation period. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

Policies Which Are MECS

Characterization of a policy as a MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

Tax treatment of withdrawals, loans, assignments and pledges under MECs. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty taxes payable on withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

Policies Which Are Not MECS

Tax treatment of withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain distributions required by the tax law in the first 15 policy years.
Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

Tax treatment of loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the your income.

Other Considerations

Insured lives past age 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

Compliance with the tax law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

Disallowance of interest deductions. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

Federal income tax withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes In The Policy Or Changes In The Law. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Tax Status Of Lincoln Life

Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


MISCELLANEOUS POLICY PROVISIONS

The Policy, including riders, which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

Payment of Benefits

All benefits are payable by us. We may require submission of the Policy before we grant loans, make changes or pay benefits.

Age

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

Incontestability

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's Date of Issue.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date.

Suicide

In most states, if the Insured commits suicide within two years from the Date of Issue, the only benefit paid will be the sum of:

a) premiums paid less amounts allocated to the Separate Account; and

b) the Separate Account Value on the date of suicide, plus the portion of the Monthly Deduction from the Separate Account Value, minus

c) the amount necessary to repay any loans in full and any interest earned on the Loan Account Value transferred to the Separate Account Value, and any surrenders from the Fixed Account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the Monthly Deduction for the increase, in lieu of the face amount of the increase.


All amounts described in (a) and (c) above will be calculated as of the date of death.

Coverage Beyond Maturity

We will continue coverage beyond the Maturity Date if: (1) your Cash Surrender Value remains positive; and (2) you do not select a Settlement Option under the policy. The Maturity Date for this Policy is the Policy Anniversary nearest the Insured's 100th birthday.

Under Coverage Beyond Maturity, at the Maturity Date we will transfer the Separate Account Value to the Fixed Account. We will then continue to pay interest on the Total Account Value of the Policy as described in Policy Values--Interest Credited.

Where permitted by law we will continue to charge you Monthly Deductions, except that we will not charge you any Cost of Insurance. In addition, Loan Interest on any loans outstanding on the Maturity Date will continue to accrue. Coverage Beyond Maturity is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available once this Coverage Beyond Maturity provision takes effect.

At this time, uncertainties exist about the tax treatment of the Policy if it should continue beyond the Maturity Date. Therefore, you should consult your tax advisor before the Policy becomes eligible for Coverage Beyond Maturity.

Nonparticipation

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

                                   Appendix A


Illustrations of Death Benefit, Total Account Values and Surrender Values.


The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values and Surrender Values of a Policy issued with an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, VII and VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III, IV, IX and X illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V, VI, XI and XII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. Tables I through VI show values under the Guideline Premium Test for the definition of life insurance, and Tables VII through XII show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over a designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, V, VII, IX and XI assume the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.80% on an annual basis, the maximum allowable premium load of 12% up to the first year's Target Premium and 5% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 9% up to the second year's Target Premium and 5% over the Target Premium, are assessed in the second through fifth Policy Year and 5% on all premium in all Policy years thereafter.


Tables II, IV, VI, VIII, X and XII assume that the current scale of Cost of Insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.40% on an annual basis for the first 10 policy years, 0.20% for policy years 11-20, and 0.10% for policy years 11 and thereafter, the current premium load of 7.50% up to the first policy year's target premium and 1.0% over the target premium, the current premium load of 6.0% up to the second policy year's target premium and 1.0% over the target premium, the current premium load of 3.50% up to the third through the fifth years' target premiums and 1.0% over the target premiums, the current premium load of 1.50% up to the sixth and later years' target premiums and 1.0% over the target premiums.


The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See individual prospectuses for each Fund for more information.


In addition, these values reflect the application of the mortality and expense risk charge, premium load and an assumed premium tax charge of 2.20% on all premium. After deduction of these amounts, the illustrated net annual return is -1.61%, 4.39%, and 10.39% on a maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.21%, 4.79% and 10.79% for Policy Years 1-10, -1.01%, 4.99% and 10.99% for Policy Years 11-20
and -0.91%, 5.09% and 11.09% for years 21+.

The amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of .81% of the daily net asset value of the Variable Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 1999.


The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Account S, and if no Policy loans have been made. The tables are based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     Table I

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $502,000

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    502,000    502,000      502,000     6,196      6,639        7,082     7,166      7,609        8,052
 2                21,525    502,000    502,000      502,000    12,446     13,738       15,087    13,416     14,708       16,057
 3                33,101    502,000    502,000      502,000    18,446     21,002       23,777    19,416     21,972       24,747
 4                45,256    502,000    502,000      502,000    24,200     28,438       33,231    25,170     29,408       34,201
 5                58,019    502,000    502,000      502,000    29,687     36,034       43,509    30,657     37,004       44,479
 6                71,420    502,000    502,000      502,000    35,296     44,208       55,143    35,296     44,208       55,143
 7                85,491    502,000    502,000      502,000    40,603     52,547       67,818    40,603     52,547       67,818
 8               100,266    502,000    502,000      502,000    45,590     61,041       81,637    45,590     61,041       81,637
 9               115,779    502,000    502,000      502,000    50,226     69,668       96,708    50,226     69,668       96,708
10               132,068    502,000    502,000      502,000    54,484     78,413      113,161    54,484     78,413      113,161
15               226,575    502,000    502,000      502,000    69,640    123,906      222,858    69,640    123,906      222,858
20               347,193    502,000    502,000      502,000    71,733    171,647      405,754    71,733    171,647      405,754
25               501,136    502,000    502,000      823,774    51,931    218,672      710,150    51,931    218,672      710,150
30               697,610          0    502,000    1,283,237         0    261,858    1,199,287         0    261,858    1,199,287
20 (Age 65)      347,193    502,000    502,000      502,000    71,733    171,647      405,754    71,733    171,647      405,754

All amounts are in dollars.


f premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table II

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $502,000

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    502,000    502,000      502,000     7,818      8,325        8,832     8,788      9,295        9,802
 2                21,525    502,000    502,000      502,000    15,590     17,104       18,680    16,560     18,074       19,650
 3                33,101    502,000    502,000      502,000    23,385     26,435       29,738    24,355     27,405       30,708
 4                45,256    502,000    502,000      502,000    30,930     36,059       41,836    31,900     37,029       42,806
 5                58,019    502,000    502,000      502,000    38,257     46,022       55,127    39,277     46,992       56,097
 6                71,420    502,000    502,000      502,000    45,595     56,583       69,997    45,595     56,583       69,997
 7                85,491    502,000    502,000      502,000    52,764     67,583       86,425    52,764     67,583       86,425
 8               100,266    502,000    502,000      502,000    59,781     79,063      104,605    59,781     79,063      104,605
 9               115,779    502,000    502,000      502,000    66,640     91,041      124,733    66,640     91,041      124,733
10               132,068    502,000    502,000      502,000    73,291    103,498      146,988    73,291    103,498      146,988
15               226,575    502,000    502,000      502,000   103,194    174,473      301,900   103,194    174,473      301,900
20               347,193    502,000    502,000      690,365   125,690    262,046      565,873   125,690    262,046      565,873
25               501,136    502,000    502,000    1,173,701   143,419    378,108    1,011,812   143,419    378,108    1,011,812
30               697,610    502,000    570,623    1,882,793   149,768    533,293    1,759,619   149,768    533,293    1,759,619
20 (Age 65)      347,193    502,000    502,000      690,365   125,690    262,046      565,873   125,690    262,046      565,873

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table III

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $502,000

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment          Gross Annual Investment
                   at                  Return of                         Return of                        Return of
Policy         5% Interest --------------------------------- --------------------------------- --------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
 1                10,500    502,000    502,000      502,000     6,196      6,639        7,082     7,166      7,609       8,052
 2                21,525    502,000    502,000      502,000    12,446     13,738       15,087    13,416     14,708      16,057
 3                33,101    502,000    502,000      502,000    18,446     21,002       23,777    19,416     21,972      24,747
 4                45,256    502,000    502,000      502,000    24,200     28,438       33,231    25,170     29,408      34,201
 5                58,019    502,000    502,000      502,000    29,687     36,034       43,509    30,657     37,004      44,479
 6                71,420    502,000    502,000      502,000    35,296     44,208       55,143    35,296     44,208      55,143
 7                85,491    502,000    502,000      502,000    40,603     52,547       67,818    40,603     52,547      67,818
 8               100,266    502,000    502,000      502,000    45,590     61,041       81,637    45,590     61,041      81,637
 9               115,779    502,000    502,000      502,000    50,226     69,688       96,708    50,226     69,668      96,708
10               132,068    502,000    502,000      502,000    54,484     78,413      113,161    54,484     78,413     113,161
15               226,575    502,000    502,000      502,000    69,640    123,906      222,858    69,640    123,906     222,858
20               347,193    502,000    502,000      502,000    71,733    171,647      405,754    71,733    171,647     405,754
25               501,136    502,000    502,000      823,774    51,931    218,672      710,150    51,931    218,672     710,150
30               697,610          0    502,000    1,283,237         0    261,858    1,199,267         0    261,858   1,199,287
20 (Age 65)      347,193    502,000    502,000      502,000    71,733    171,647      405,754    71,733    171,647     405,754

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IV

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $502,000

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    502,000    502,000      502,000     7,623      8,123        8,624     8,593      9,093        9,594
 2                21,525    502,000    502,000      502,000    15,205     16,694       18,246    16,175     17,664       19,216
 3                33,101    502,000    502,000      502,000    22,853     25,851       29,097    23,823     26,821       30,067
 4                45,256    502,000    502,000      502,000    30,327     35,366       41,044    31,297     36,336       42,014
 5                58,019    502,000    502,000      502,000    37,632     45,267       54,219    38,602     46,237       55,189
 6                71,420    502,000    502,000      502,000    44,970     55,784       68,982    44,970     55,784       68,982
 7                85,491    502,000    502,000      502,000    52,138     66,736       85,290    52,138     66,736       85,290
 8               100,266    502,000    502,000      502,000    59,134     78,145      103,317    59,134     78,145      103,317
 9               115,779    502,000    502,000      502,000    65,943     90,021      123,248    65,943     90,021      123,248
10               132,068    502,000    502,000      502,000    72,546    102,373      145,287    72,546    102,373      145,287
15               226,575    502,000    502,000      502,000   102,447    172,972      298,921   102,447    172,972      298,921
20               347,193    502,000    502,000      684,179   124,944    260,032      560,803   124,944    260,032      560,803
25               501,136    502,000    502,000    1,163,867   142,655    375,353    1,003,334   142,655    375,353    1,003,334
30               697,610    502,000    566,688    1,867,592   148,937    529,615    1,745,413   148,937    529,615    1,745,413
20 (Age 65)      347,193    502,000    502,000      684,179   124,944    260,032      560,803   124,944    260,032      560,803

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table V

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $502,000

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    502,000    502,000      502,000     6,196      6,639        7,082     7,166      7,609        8,052
 2                21,525    502,000    502,000      502,000    12,446     13,738       15,087    13,416     14,708       16,057
 3                33,101    502,000    502,000      502,000    18,446     21,002       23,777    19,416     21,972       24,747
 4                45,256    502,000    502,000      502,000    24,200     28,438       33,231    25,170     29,408       34,201
 5                58,019    502,000    502,000      502,000    29,687     36,034       43,509    30,657     37,004       44,479
 6                71,420    502,000    502,000      502,000    35,296     44,208       55,143    35,296     44,208       55,143
 7                85,491    502,000    502,000      502,000    40,603     52,547       67,818    40,603     52,547       67,818
 8               100,266    502,000    502,000      502,000    45,590     61,041       81,637    45,590     61,041       81,637
 9               115,779    502,000    502,000      502,000    50,226     69,668       96,708    50,226     69,668       96,708
10               132,068    502,000    502,000      502,000    54,484     78,413      113,161    54,484     78,413      113,161
15               226,575    502,000    502,000      502,000    69,640    123,906      222,858    69,640    123,906      222,858
20               347,193    502,000    502,000      502,000    71,733    171,647      405,754    71,733    171,647      405,754
25               501,136    502,000    502,000      823,774    51,931    218,672      710,150    51,931    218,672      710,150
30               697,610          0    502,000    1,283,237         0    261,858    1,199,287         0    261,858    1,199,287
20 (Age 65)      347,193    502,000    502,000      502,000    71,733    171,647      405,754    71,733    171,647      405,754

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VI

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                             $10,000 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST

                              FACE AMOUNT $502,000

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                10,500    502,000    502,000      502,000     7,969      8,480        8,992     8,939      9,450        9,962
 2                21,525    502,000    502,000      502,000    15,792     17,321       18,914    16,762     18,291       19,884
 3                33,101    502,000    502,000      502,000    23,585     26,664       29,998    24,555     27,634       30,968
 4                45,256    502,000    502,000      502,000    31,128     36,299       42,125    32,098     37,269       43,095
 5                58,019    502,000    502,000      502,000    38,454     46,275       55,448    39,424     47,245       56,418
 6                71,420    502,000    502,000      502,000    45,789     56,849       70,354    45,789     56,849       70,354
 7                85,491    502,000    502,000      502,000    52,957     67,863       86,822    52,957     67,863       86,822
 8               100,266    502,000    502,000      502,000    59,972     79,357      105,046    59,972     79,357      105,046
 9               115,779    502,000    502,000      502,000    66,830     91,351      125,224    66,830     91,351      125,224
10               132,068    502,000    502,000      502,000    73,510    103,854      147,562    73,510    103,854      147,562
15               226,575    502,000    502,000      502,000   103,986    175,525      303,423   103,986    175,525      303,423
20               347,193    502,000    502,000      694,187   127,785    264,523      569,006   127,785    264,523      569,006
25               501,136    502,000    502,000    1,181,355   148,376    383,073    1,018,409   148,376    383,073    1,018,409
30               697,610    502,000    578,572    1,897,066   159,465    540,721    1,772,959   159,465    540,721    1,772,959
20 (Age 65)      347,193    502,000    502,000      694,187   127,786    264,523      569,006   127,701    264,523      569,006

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table VII

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    467,500    467,500      467,500    19,061     20,284       21,508    21,486     22,709       23,933
 2                53,813    467,500    467,500      467,500    38,489     42,183       46,028    40,914     44,608       48,453
 3                82,754    467,500    467,500      467,500    57,542     64,997       73,066    59,967     67,422       75,491
 4               113,142    467,500    467,500      467,500    76,235     88,783      102,914    78,660     91,208      105,339
 5               145,049    467,500    467,500      467,500    94,564    113,588      135,884    96,989    116,013      138,309
 6               178,551    467,500    467,500      467,500   113,528    140,523      173,452   113,528    140,523      173,452
 7               213,729    467,500    467,500      541,243   132,127    168,651      214,682   132,127    168,651      214,682
 8               224,415    467,500    467,500      573,638   127,368    173,648      234,291   127,368    173,648      234,291
 9               235,636    467,500    467,500      607,949   122,416    178,698      255,594   122,416    178,698      255,594
10               247,418    467,500    467,500      644,300   117,239    183,786      278,718   117,239    183,786      278,718
15               315,775    467,500    467,500      861,663    87,081    209,669      427,263    87,081    209,669      427,263
20               403,017    467,500    467,500    1,151,583    45,615    235,253      648,333    45,615    235,253      648,333
25               514,362          0    467,500    1,537,673         0    257,013      970,242         0    257,013      970,242
30               656,471          0    467,500    2,049,550         0    269,137    1,431,178         0    269,137    1,431,178
20 (Age 65)      403,017    467,500    467,500    1,151,583    45,615    235,253      648,333    45,615    235,253      648,333

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table VIII

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    467,500    467,500      467,500    21,298     22,621       23,945    23,723     25,046       26,370
 2                53,813    467,500    467,500      467,500    42,651     46,664       50,838    45,076     49,089       53,263
 3                82,754    467,500    467,500      467,500    64,288     72,446       81,266    66,713     74,871       83,691
 4               113,142    467,500    467,500      467,500    85,576     99,389      114,921    88,001    101,814      117,346
 5               145,049    467,500    467,500      467,500   106,552    127,593      152,207   108,977    130,018      154,632
 6               178,551    467,500    467,500      502,871   127,747    157,682      194,079   127,747    157,682      194,079
 7               213,729    467,500    476,386      604,650   148,685    189,249      240,184   148,685    189,249      240,184
 8               224,415    467,500    481,906      646,746   145,507    197,056      264,440   145,507    197,056      264,440
 9               235,636    467,500    487,564      691,872   142,281    205,184      291,143   142,281    205,184      291,143
10               247,418    467,500    493,354      740,254   138,962    213,610      320,491   138,962    213,610      320,491
15               315,775    467,500    528,385    1,047,433   121,064    262,364      520,070   121,064    262,364      520,070
20               403,017    467,500    566,650    1,484,132    97,091    319,986      838,072    97,091    319,986      838,072
25               514,362    467,500    620,196    2,145,603    67,743    392,484    1,357,832    67,743    392,484    1,357,832
30               656,471    467,500    684,373    3,127,174    23,608    479,071    2,189,136    23,608    479,071    2,189,136
20 (Age 65)      403,017    467,500    566,650    1,484,132    97,091    319,986      838,072    97,091    319,986      838,072

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table IX

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    467,500    467,500      467,500    19,061     20,284       21,508    21,486     22,709       23,933
 2                53,813    467,500    467,500      467,500    38,489     42,183       46,028    40,914     44,608       48,453
 3                82,754    467,500    467,500      467,500    57,542     64,997       73,066    59,967     67,422       75,491
 4               113,142    467,500    467,500      467,500    76,235     88,783      102,914    78,660     91,208      105,339
 5               145,049    467,500    467,500      467,500    94,564    113,588      135,884    96,989    116,013      138,309
 6               178,551    467,500    467,500      467,500   113,528    140,523      173,452   113,528    140,523      173,452
 7               213,729    467,500    467,500      541,243   132,127    168,651      214,682   132,127    168,651      214,682
 8               224,415    467,500    467,500      573,638   127,368    173,648      234,291   127,368    173,648      234,291
 9               235,636    467,500    467,500      607,949   122,416    178,698      255,594   122,416    178,698      255,594
10               247,418    467,500    467,500      644,300   117,239    183,786      278,718   117,239    183,786      278,718
15               315,775    467,500    467,500      861,663    87,081    209,669      427,263    87,081    209,669      427,263
20               403,017    467,500    467,500    1,151,583    45,615    235,253      648,333    45,615    235,253      648,333
25               514,362          0    467,500    1,537,673         0    257,013      970,242         0    257,013      970,242
30               656,471          0    467,500    2,049,550         0    269,137    1,431,178         0    269,137    1,431,178
20 (Age 65)      403,017    467,500    467,500    1,151,583    45,615    235,253      648,333    45,615    235,253      648,333

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table X

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    467,500    467,500      467,500    21,122     22,439       23,758    23,547     24,864       26,183
 2                53,813    467,500    467,500      467,500    42,309     46,302       50,454    44,734     48,727       52,879
 3                82,754    467,500    467,500      467,500    63,823     71,936       80,708    66,248     74,361       83,133
 4               113,142    467,500    467,500      467,500    85,053     98,791      114,240    87,478    101,216       11,665
 5               145,049    467,500    467,500      467,500   106,013    126,943      151,430   108,436    129,368      153,855
 6               178,551    467,500    467,500      501,760   127,209    156,996      193,218   127,209    156,996      193,218
 7               213,729    467,500    475,299      603,132   148,147    188,526      239,230   148,147    188,526      239,230
 8               224,415    467,500    480,580      644,826   144,954    196,283      263,367   144,954    196,283      263,367
 9               235,636    467,500    486,044      689,571   141,691    204,343      289,910   141,691    204,343      289,910
10               247,418    467,500    491,689      737,605   138,336    212,700      319,081   138,336    212,700      319,081
15               315,775    467,500    526,824    1,044,156   120,437    261,231      517,755   120,437    261,231      517,755
20               403,017    467,500    565,908    1,481,970    96,464    318,602      834,339    96,464    318,602      834,339
25               514,362    467,500    619,329    2,142,343    67,102    390,784    1,351,777    67,102    390,784    1,351,777
30               656,471    467,500    683,065    3,120,902    22,901    476,977    2,179,292    22,901    476,977    2,179,292
20 (Age 65)      403,017    467,500    565,908    1,481,970    96,464    318,602      834,339    96,464    318,602      834,339

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table XI

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    467,500    467,500      467,500    19,061     20,284       21,508    21,486     22,709       23,933
 2                53,813    467,500    467,500      467,500    38,489     42,183       46,028    40,914     44,608       48,453
 3                82,754    467,500    467,500      467,500    57,542     64,997       73,066    59,967     67,422       75,491
 4               113,142    467,500    467,500      467,500    76,235     88,783      102,914    78,660     91,208      105,339
 5               145,049    467,500    467,500      467,500    94,564    113,588      135,884    96,989    116,013      138,309
 6               178,551    467,500    467,500      467,500   113,528    140,523      173,452   113,528    140,523      173,452
 7               213,729    467,500    467,500      541,243   132,127    168,651      214,682   132,127    168,651      214,682
 8               224,415    467,500    467,500      573,638   127,368    173,648      234,291   127,368    173,648      234,291
 9               235,636    457,500    467,500      607,949   122,416    178,698      255,594   122,416    178,698      255,594
10               247,418    467,500    467,500      644,300   117,239    183,786      278,718   117,239    183,786      278,718
15               315,775    467,500    467,500      861,663    87,081    209,669      427,263    87,081    209,669      427,263
20               403,017    467,500    467,500    1,151,583    45,615    235,253      648,333    45,615    235,253      648,333
25               514,362          0    467,500    1,537,673         0    257,013      970,242         0    257,013      970,242
30               656,471          0    467,500    2,049,550         0    269,137    1,431,178         0    269,137    1,431,178
20 (Age 65)      403,017    467,500    467,500    1,151,583    45,615    235,253      648,333    45,615    235,253      648,333

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    Table XII

       FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             SERIES III--LARGE CASE

                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                     $25,000 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST

                              FACE AMOUNT $467,500

                             DEATH BENEFIT OPTION 1


                Premiums             Death Benefit                  Total Account Value                 Surrender Value
               Accumulated      Gross Annual Investment           Gross Annual Investment           Gross Annual Investment
                   at                  Return of                         Return of                         Return of
Policy         5% Interest --------------------------------- --------------------------------- ----------------------------------
 Year           Per Year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%    Gross 12%
------------- ------------ ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ------------
 1                26,250    467,500    467,500      467,500    21,435     22,762       24,090    23,860     25,187       26,515
 2                53,813    467,500    467,500      467,500    42,832     46,859       51,047    45,257     49,284       53,472
 3                82,754    467,500    467,500      467,500    64,467     72,650       81,497    66,892     75,075       83,922
 4               113,142    467,500    467,500      467,500    85,753     99,604      115,178    88,178    102,029      117,603
 5               145,049    467,500    467,500      467,500   106,728    127,818      152,493   109,153    130,243      154,918
 6               178,551    467,500    477,749      504,818   127,921    157,920      194,396   127,921    157,920      194,396
 7               213,729    467,500    483,108      606,415   148,858    189,497      240,532   148,858    189,497      240,532
 8               224,415    467,500    488,688      648,395   145,679    197,316      264,824   145,679    197,316      264,824
 9               235,636    467,500    494,492      693,509   142,451    205,454      291,566   142,451    205,454      291,566
10               247,418    467,500    501,460      742,010   139,154    213,912      320,986   139,154    213,912      320,986
15               315,775    467,500    530,705    1,052,129   121,731    263,155      521,708   121,731    263,155      521,708
20               403,017    467,500    571,745    1,497,645    98,991    321,888      843,163    98,991    321,888      843,163
25               514,362    467,500    628,902    2,176,005    72,698    396,825    1,373,017    72,698    396,825    1,373,017
30               656,471    467,500    697,936    3,189,612    34,251    487,631    2,227,271    34,251    487,631    2,227,271
20 (Age 65)      403,017    467,500    571,745    1,497,645    98,991    321,888      843,163    98,991    321,888      843,163

All amounts are in dollars.


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated. Where a zero value is shown, the Policy will lapse without payment of additional premium.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Appendix B

                Applicable Percentage for Guideline Premium Test

   Attained Age of
     The Insured         Corridor
 (Nearest Birthday)     Percentage
--------------------   -----------
0-40                       250%
41                         243%
42                         236%
43                         229%
44                         222%
45                         215%
46                         209%
47                         203%
48                         197%
49                         191%
50                         185%
51                         178%
52                         171%
53                         164%
54                         157%
55                         150%
56                         146%
57                         142%
58                         138%
59                         134%
60                         130%
61                         128%
62                         126%
63                         124%
64                         122%
65                         120%
66                         119%
67                         118%
68                         117%
69                         116%
70                         115%
71                         113%
72                         111%
73                         109%
74                         107%
75-90                      105%
91                         104%
92                         103%
93                         102%
94                         101%
95-99                      100%

                         Lincoln Life Flexible Premium
                            Variable Life Account S

Lincoln Life Flexible Premium Variable Life Account S

STATEMENT OF ASSETS AND LIABILITY

December 31, 1999



                                                                   American        American
                                                                   Century         Century         AVIS
                                                                  VP Income           VP          Growth
                                                                   & Growth     International     Class 2
                                                  Combined        Subaccount      Subaccount    Subaccount
                                             ----------------- --------------- --------------- ------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                            $ 26,177,277      $       --      $       --     $    --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                              99,161,706       5,830,923       6,358,663       2,420
                                                ------------      ----------      ----------     -------
 Total Investments                               125,338,983       5,830,923       6,358,663       2,420
 Dividends Receivable                                      8              --              --          --
                                                ------------      ----------      ----------     -------
Total Assets                                     125,338,991       5,830,923       6,358,663       2,420
Liability - Payable to The Lincoln National
 Life Insurance Company                                1,387              64              69          --
                                                ------------      ----------      ----------     -------
NET ASSETS                                      $125,337,604      $5,830,859      $6,358,594     $ 2,420
                                                ============      ==========      ==========     =======
Percent of net assets                                 100.00%           4.65%           5.07%       0.00%
                                                ============      ==========      ==========     =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                                            100             100         100
 Unit value                                                       $   11.416      $   15.281     $12.088
                                                                  ----------      ----------     -------
                                                                       1,142           1,528       1,209
LCVUL-LC Policies:
 Units in accumulation period                                        541,065         456,990         100
 Unit value                                                       $   10.775      $   13.911     $12.094
                                                                  ----------      ----------     -------
                                                                   5,829,717       6,357,066       1,211
                                                                  ----------      ----------     -------
 NET ASSETS                                                       $5,830,859      $6,358,594     $ 2,420
                                                                  ==========      ==========     =======

                                                 AVIS         AVIS
                                               Growth &    High-Yield       Baron         BT EAFE          BT             BT
                                                Income        Bond         Capital      Equity 500     Equity 500     Small Cap
                                                Class 2      Class 2        Asset          Index         Index          Index
                                              Subaccount   Subaccount     Subaccount    Subaccount     Subaccount     Subaccount
                                             ------------ ------------ --------------- ------------ --------------- -------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                           $    --      $    --       $       --     $    --       $       --      $     --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                             2,077        2,079        2,866,572       2,341        9,396,642       472,093
                                               -------      -------       ----------     -------       ----------      --------
 Total Investments                               2,077        2,079        2,866,572       2,341        9,396,642       472,093
 Dividends Receivable                               --           --               --          --               --            --
                                               -------      -------       ----------     -------       ----------      --------
Total Assets                                     2,077        2,079        2,866,572       2,341        9,396,642       472,093
Liability - Payable to The Lincoln National
 Life Insurance Company                             --           --               31          --              102             5
                                               -------      -------       ----------     -------       ----------      --------
NET ASSETS                                     $ 2,077      $ 2,079       $2,866,541     $ 2,341       $9,396,540      $472,088
                                               =======      =======       ==========     =======       ==========      ========
Percent of net assets                             0.00%        0.00%            2.29%       0.00%            7.50%         0.38%
                                               =======      =======       ==========     =======       ==========      ========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100          100              100         100              100           100
 Unit value                                    $10.371      $10.381       $   11.552     $12.044       $   11.369      $ 11.566
                                               -------      -------       ----------     -------       ----------      --------
                                                 1,037        1,038            1,155       1,205            1,137         1,157
LCVUL-LC Policies:
 Units in accumulation period                      100          100          244,282         100          870,538        40,034
 Unit value                                    $10.378      $10.389       $   11.730     $11.335       $   10.793      $ 11.763
                                               -------      -------       ----------     -------       ----------      --------
                                                 1,040        1,041        2,865,386       1,136        9,395,403       470,931
                                               -------      -------       ----------     -------       ----------      --------
 NET ASSETS                                    $ 2,077      $ 2,079       $2,866,541     $ 2,341       $9,396,540      $472,088
                                               =======      =======       ==========     =======       ==========      ========



See accompanying notes.

                                                                           Delaware
                                               Delaware     Delaware       Premium       Delaware
                                                Premium      Premium    International     Premium
                                              Delchester      Devon         Equity         REIT
                                              Subaccount   Subaccount     Subaccount    Subaccount
                                             ------------ ------------ --------------- ------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                           $ 3,479       $33,492       $ 2,153       $ 1,953
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                                --            --            --            --
                                               -------       -------       -------       -------
 Total Investments                               3,479        33,492         2,153         1,953
 Dividends Receivable                                8            --            --            --
                                               -------       -------       -------       -------
Total Assets                                     3,487        33,492         2,153         1,953
Liability - Payable to The Lincoln National
 Life Insurance Company                             --            --            --            --
                                               -------       -------       -------       -------
NET ASSETS                                     $ 3,487       $33,492       $ 2,153       $ 1,953
                                               =======       =======       =======       =======
Percent of net assets                             0.00%         0.03%         0.00%         0.00%
                                               =======       =======       =======       =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100           100           100           100
 Unit value                                    $ 9.650       $ 9.173       $10.569       $ 9.205
                                               -------       -------       -------       -------
                                                   965           917         1,057           921
LCVUL-LC Policies:
 Units in accumulation period                      245         3,266           100           100
 Unit value                                    $10.275       $ 9.971       $10.922       $10.291
                                               -------       -------       -------       -------
                                                 2,522        32,575         1,096         1,032
                                               -------       -------       -------       -------
NET ASSETS                                     $ 3,487       $33,492       $ 2,153       $ 1,953
                                               =======       =======       =======       =======

                                               Delaware                      Fidelity
                                                Premium       Fidelity        VIP II        Fidelity         Janus
                                               Small Cap         VIP           Asset         VIP II        Aggressive
                                                 Value         Growth         Manager      Contrafund        Growth
                                              Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                                             ------------ ---------------- ------------ --------------- ---------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                           $ 1,966       $        --     $     --      $       --      $       --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                                --        23,647,410      469,765       5,934,256       6,651,724
                                               -------       -----------     --------      ----------      ----------
 Total Investments                               1,966        23,647,410      469,765       5,934,256       6,651,724
 Dividends Receivable                               --                --           --              --              --
                                               -------       -----------     --------      ----------      ----------
Total Assets                                     1,966        23,647,410      469,765       5,934,256       6,651,724
Liability - Payable to The Lincoln National
 Life Insurance Company                             --               257            5              65              72
                                               -------       -----------     --------      ----------      ----------
NET ASSETS                                     $ 1,966       $23,647,153     $469,760      $5,934,191      $6,651,652
                                               =======       ===========     ========      ==========      ==========
Percent of net assets                             0.00%            18.89%        0.37%           4.73%           5.31%
                                               =======       ===========     ========      ==========      ==========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100               100          100             100             100
 Unit value                                    $ 9.368       $    12.677     $ 10.972      $   11.612      $   18.389
                                               -------       -----------     --------      ----------      ----------
                                                   937             1,268        1,097           1,161           1,839
LCVUL-LC Policies:
 Units in accumulation period                      100         2,028,481       44,399         524,537         482,589
 Unit value                                    $10.255       $    11.657     $ 10.556      $   11.311      $   13.779
                                               -------       -----------     --------      ----------      ----------
                                                 1,029        23,645,885      468,663       5,933,030       6,649,813
                                               -------       -----------     --------      ----------      ----------
NET ASSETS                                     $ 1,966       $23,647,153     $469,760      $5,934,191      $6,651,652
                                               =======       ===========     ========      ==========      ==========



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

STATEMENT OF ASSETS AND LIABILITY
Continued
December 31, 1999



                                                                    Janus                             LN
                                                   Janus          Worldwide           LN            Capital
                                                 Balanced          Growth            Bond        Appreciation
                                                Subaccount       Subaccount       Subaccount      Subaccount
                                             ---------------- ---------------- ---------------- --------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                            $        --      $        --      $10,245,575     $1,487,267
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                             14,728,000       16,261,952               --             --
                                                -----------      -----------      -----------     ----------
 Total Investments                               14,728,000       16,261,952       10,245,575      1,487,267
 Dividends Receivable                                    --               --               --             --
                                                -----------      -----------      -----------     ----------
 Total Assets                                    14,728,000       16,261,952       10,245,575      1,487,267
Liability - Payable to The Lincoln National
 Life Insurance Company                                 160              177              113             16
                                                -----------      -----------      -----------     ----------
NET ASSETS                                      $14,727,840      $16,261,775      $10,245,462     $1,487,251
                                                ===========      ===========      ===========     ==========
Percent of net assets                                 11.75%           12.97%            8.17%          1.19%
                                                ===========      ===========      ===========     ==========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                           100              100              100            100
 Unit value                                     $    11.783      $    15.182      $    10.046     $   13.437
                                                -----------      -----------      -----------     ----------
                                                      1,178            1,518            1,005          1,344
LCVUL-LC Policies:
 Units in accumulation period                     1,339,392        1,231,477        1,032,174        128,416
 Unit value                                     $    10.995      $    13.204      $     9.925     $   11.571
                                                -----------      -----------      -----------     ----------
                                                 14,726,662       16,260,257       10,244,457      1,485,907
                                                -----------      -----------      -----------     ----------
NET ASSETS                                      $14,727,840      $16,261,775      $10,245,462     $1,487,251
                                                ===========      ===========      ===========     ==========

                                                    LN              LN            LN           MFS
                                                 Equity-          Money         Social        Value         MFS
                                                  Income          Market       Awareness     Equity       Research
                                                Subaccount      Subaccount    Subaccount   Subaccount    Subaccount
                                             --------------- --------------- ------------ ------------ -------------
Assets
 Investments at Market - Affiliated
  (Cost $25,938,475)                            $5,429,453      $8,969,697     $ 2,242       $    --      $     --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                                    --              --          --        96,620       142,536
                                                ----------      ----------     -------       -------      --------
 Total Investments                               5,429,453       8,969,697       2,242        96,620       142,536
 Dividends Receivable                                   --              --          --            --            --
                                                ----------      ----------     -------       -------      --------
Total Assets                                     5,429,453       8,969,697       2,242        96,620       142,536
Liability - Payable to The Lincoln National
 Life Insurance Company                                 59             121          --             1             2
                                                ----------      ----------     -------       -------      --------
NET ASSETS                                      $5,429,394      $8,969,576     $ 2,242       $96,619      $142,534
                                                ==========      ==========     =======       =======      ========
Percent of net assets                                 4.33%           7.16%       0.00%         0.08%         0.11%
                                                ==========      ==========     =======       =======      ========
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                          100         235,936         100           100           100
 Unit value                                     $    9.897      $   10.227     $11.507       $12.963      $ 12.110
                                                ----------      ----------     -------       -------      --------
                                                       990       2,412,996       1,151         1,296         1,211
LCVUL-LC Policies:
 Units in accumulation period                      519,156         650,491         100         7,846        12,262
 Unit value                                     $   10.456      $   10.079     $10.872       $12.148      $ 11.524
                                                ----------      ----------     -------       -------      --------
                                                 5,428,404       6,556,580       1,091        95,323       141,323
                                                ----------      ----------     -------       -------      --------
NET ASSETS                                      $5,429,394      $8,969,576     $ 2,242       $96,619      $142,534
                                                ==========      ==========     =======       =======      ========



See accompanying notes.

                                                  MFS                        AMT
                                                 Total         MFS         Mid-Cap          AMT
                                                Return      Utilities       Growth       Partners
                                              Subaccount   Subaccount     Subaccount    Subaccount
                                             ------------ ------------ --------------- ------------
Assets
 Investments at Market--Affiliated
  (Cost $25,938,475)                           $    --       $    --      $       --     $    --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                             1,996        35,869       5,982,397       2,017
                                               -------       -------      ----------     -------
 Total Investments                               1,996        35,869       5,982,397       2,017
 Dividends Receivable                               --            --              --          --
                                               -------       -------      ----------     -------
Total Assets                                     1,996        35,869       5,982,397       2,017
Liability - Payable to The Lincoln National
 Life Insurance Company                             --            --              65          --
                                               -------       -------      ----------     -------
NET ASSETS                                     $ 1,996       $35,869      $5,982,332     $ 2,017
                                               =======       =======      ==========     =======
 Percent of net assets                            0.00%         0.03%           4.77%       0.00%
                                               =======       =======      ==========     =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                      100           100             100         100
 Unit value                                    $ 9.922       $12.052      $   15.660     $ 9.731
                                               -------       -------      ----------     -------
                                                   992         1,205           1,566         973
LCVUL-LC Policies:
 Units in accumulation period                      100         3,038         438,878         100
 Unit value                                    $10.005       $11.406      $   13.627     $10.408
                                               -------       -------      ----------     -------
                                                 1,004        34,664       5,980,766       1,044
                                               -------       -------      ----------     -------
NET ASSETS                                     $ 1,996       $35,869      $5,982,332     $ 2,017
                                               =======       =======      ==========     =======

                                                             Oppenheimer
                                                   OCC       Main Street    Templeton
                                              Accumulation    Growth and      Asset       Templeton     Templeton
                                                 Managed        Income     Allocation   International     Stock
                                               Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                             -------------- ------------- ------------ --------------- -----------
Assets
 Investments at Market--Affiliated
  (Cost $25,938,475)                             $   --        $    --       $    --       $     --      $    --
 Investments at Market - Unaffiliated
  (Cost $85,761,649)                              1,987         35,056        81,838        152,161        2,312
                                                 ------        -------       -------       --------      -------
 Total Investments                                1,987         35,056        81,838        152,161        2,312
 Dividends Receivable                                --             --            --             --           --
                                                 ------        -------       -------       --------      -------
 Total Assets                                     1,987         35,056        81,838        152,161        2,312
Liability - Payable to The Lincoln National
 Life Insurance Company                              --             --             1              2           --
                                                 ------        -------       -------       --------      -------
NET ASSETS                                       $1,987        $35,056       $81,837       $152,159      $ 2,312
                                                 ======        =======       =======       ========      =======
 Percent of net assets                             0.00%          0.03%         0.07%          0.12%        0.00%
                                                 ======        =======       =======       ========      =======
Net assets are represented by:
LCVUL Policies:
 Units in accumulation period                       100            100           100            100          100
 Unit value                                      $9.998        $11.217       $11.159       $ 11.287      $11.673
                                                 ------        -------       -------       --------      -------
                                                  1,000          1,122         1,116          1,129        1,167
LCVUL-LC Policies:
 Units in accumulation period                       100          3,157         7,250         13,371          100
 Unit value                                      $9.831        $10.745       $11.133       $ 11.295      $11.415
                                                 ------        -------       -------       --------      -------
                                                    987         33,934        80,721        151,030        1,145
                                                 ------        -------       -------       --------      -------
NET ASSETS                                       $1,987        $35,056       $81,837       $152,159      $ 2,312
                                                 ======        =======       =======       ========      =======



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

STATEMENT OF OPERATIONS
Period from May 14, 1999 to December 31, 1999



                                                              American       American
                                                              Century        Century         AVIS
                                                             VP Income          VP          Growth
                                                              & Growth    International     Class 2
                                               Combined      Subaccount     Subaccount    Subaccount
                                            -------------- ------------- --------------- ------------
Net Investment Income (Loss):
 Dividends from investment income            $   270,334    $     --      $       --        $ --
 Dividends from net realized gains on
  investments                                     42,228          --              --         326
 Mortality and expense guarantees:
  LCVUL                                             (505)         (4)             (4)         (1)
  LCVUL-LC                                       (64,216)     (3,315)         (3,440)         (1)
                                             -----------    --------      ----------        -----
NET INVESTMENT INCOME (LOSS)                     247,841      (3,319)         (3,444)        324
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments        384,544      15,823          29,044          --
  Net change in unrealized appreciation or
   depreciation on investments                13,638,859     374,877       1,695,003          94
                                             -----------    --------      ----------        ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                   14,023,403     390,700       1,724,047          94
                                             -----------    --------      ----------        ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS            $14,271,244    $387,381      $1,720,603        $418
                                             ===========    ========      ==========        ====

                                                AVIS         AVIS
                                              Growth &    High-Yield      Baron        BT EAFE         BT            BT
                                               Income        Bond        Capital     Equity 500    Equity 500    Small Cap
                                               Class 2      Class 2       Asset         Index        Index         Index
                                             Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount
                                            ------------ ------------ ------------- ------------ ------------- -------------
Net Investment Income (Loss):
 Dividends from investment income              $   8         $45       $     --         $37       $ 59,953       $ 4,634
 Dividends from net realized gains on
  investments                                    332          --             12          69         28,193        13,267
 Mortality and expense guarantees:
  LCVUL                                           (1)         (1)            (4)         (4)            (4)           (4)
  LCVUL-LC                                        (1)         (1)        (1,399)         (1)        (5,239)         (266)
                                              ------         ---       --------        ----       --------       -------
NET INVESTMENT INCOME (LOSS)                     338          43         (1,391)        101         82,903        17,631
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments         --          --              4          --         20,633         1,715
  Net change in unrealized appreciation or
   depreciation on investments                  (264)         34        320,158         236        536,566        41,563
                                               -----         ---       --------        ----       --------       -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                     (264)         34        320,162         236        557,199        43,278
                                               -----         ---       --------        ----       --------       -------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $  74         $77       $318,771        $337       $640,102       $60,909
                                               =====         ===       ========        ====       ========       =======



                                                                          Delaware
                                              Delaware     Delaware       Premium       Delaware
                                               Premium      Premium    International     Premium
                                             Delchester      Devon         Equity         REIT
                                             Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------ ------------ --------------- ------------
Net Investment Income (Loss):
 Dividends from investment income              $ 75          $ --          $  --         $ --
 Dividends from net realized gains on
  investments                                    --            --             --           --
 Mortality and expense guarantees:
  LCVUL                                          (4)           (4)            (4)          (4)
  LCVUL-LC                                       (1)          (10)            (1)          (1)
                                               ----          ----          -----         ----
NET INVESTMENT INCOME (LOSS)                     70           (14)            (5)          (5)
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments        --            --             --           --
  Net change in unrealized appreciation or
   depreciation on investments                  (76)           80            154          (46)
                                               ----          ----          -----         ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                     (76)           80            154          (46)
                                               ----          ----          -----         ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $ (6)         $ 66          $ 149         $(51)
                                               ====          ====          =====         ====

                                              Delaware                     Fidelity
                                               Premium       Fidelity       VIP II       Fidelity        Janus
                                              Small Cap        VIP           Asset        VIP II       Aggressive
                                                Value         Growth        Manager     Contrafund       Growth
                                             Subaccount     Subaccount    Subaccount    Subaccount     Subaccount
                                            ------------ --------------- ------------ ------------- ---------------
Net Investment Income (Loss):
 Dividends from investment income              $ --       $       --      $    --      $     --      $       15
 Dividends from net realized gains on
  investments                                    --               --           --            --              26
 Mortality and expense guarantees:
  LCVUL                                          (4)              (4)          (4)           (4)             (4)
  LCVUL-LC                                       (1)         (13,699)        (115)       (2,150)         (3,015)
                                               ----       ----------      -------      --------      ----------
NET INVESTMENT INCOME (LOSS)                     (5)         (13,703)        (119)       (2,154)         (2,978)
Net Realized and Unrealized
 Gain (Loss) on Investments:
  Net realized gain (loss) on investments        --          230,871          439        12,269           1,929
  Net change in unrealized appreciation or
   depreciation on investments                  (33)       2,937,837       12,610       446,935       1,493,923
                                               ----       ----------      -------      --------      ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                     (33)       3,168,708       13,049       459,204       1,495,852
                                               ----       ----------      -------      --------      ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS              $(38)      $3,155,005      $12,930      $457,050      $1,492,874
                                               ====       ==========      =======      ========      ==========



See accompanying notes.

                                                                  Janus                            LN
                                                  Janus         Worldwide           LN           Capital
                                                Balanced          Growth           Bond       Appreciation
                                               Subaccount       Subaccount      Subaccount     Subaccount
                                            ---------------- --------------- --------------- --------------
Net Investment Income (Loss):
 Dividends from investment income             $  156,039      $        2       $     119       $     --
 Dividends from net realized gains on
  investments                                         --              --              --             --
 Mortality and expense guarantees:
  LCVUL                                               (4)             (4)             (4)            (4)
  LCVUL-LC                                        (7,462)         (7,661)         (6,314)          (585)
                                              ----------      ----------       ---------       --------
NET INVESTMENT INCOME (LOSS)                     148,573          (7,663)         (6,199)          (589)
 Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments         15,830           6,850            (503)        21,927
  Net change in unrealized appreciation or
   depreciation on investments                   933,643       3,108,395        (104,238)       123,424
                                              ----------      ----------       ---------       --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      949,473       3,115,245        (104,741)       145,351
                                              ----------      ----------       ---------       --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS             $1,098,046      $3,107,582       $(110,940)      $144,762
                                              ==========      ==========       =========       ========

                                                  LN           LN           LN            MFS
                                               Equity-        Money       Social      Value Equity      MFS
                                                Income       Market      Awareness   Opportunities    Research
                                              Subaccount   Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------- ------------ ------------ --------------- -----------
Net Investment Income (Loss):
 Dividends from investment income            $     11        $49,384      $ 12         $   --        $   --
 Dividends from net realized gains on
  investments                                      --             --        --              3            --
 Mortality and expense guarantees:
  LCVUL                                            (4)          (374)       (4)            (4)           (4)
  LCVUL-LC                                     (2,507)        (3,621)       (1)            (5)          (56)
                                             --------        -------      ----         ------        ------
NET INVESTMENT INCOME (LOSS)                   (2,500)        45,389         7             (6)          (60)
 Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments       1,051             --        --             --            (2)
  Net change in unrealized appreciation or
   depreciation on investments                219,306             --       231          3,316         9,775
                                             --------        -------      ----         ------        ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                   220,357             --       231          3,316         9,773
                                             --------        -------      ----         ------        ------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS            $217,857        $45,389      $238         $3,310        $9,713
                                             ========        =======      ====         ======        ======



                                                 MFS                        AMT
                                                Total         MFS         Mid-Cap          AMT
                                               Return      Utilities       Growth       Partners
                                             Subaccount   Subaccount     Subaccount    Subaccount
                                            ------------ ------------ --------------- ------------
Net Investment Income (Loss):
 Dividends from investment income               $--        $   --      $       --         $--
 Dividends from net realized gains on
  investments                                    --            --              --          --
 Mortality and expense guarantees:
  LCVUL                                          (4)           (4)             (4)         (4)
  LCVUL-LC                                       (1)           (9)         (3,212)         (1)
                                                ---        ------      ----------         ---
NET INVESTMENT INCOME (LOSS)                     (5)          (13)         (3,216)         (5)
 Net Realized and Unrealized                     --
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments        --            --          21,223          --
  Net change in unrealized appreciation or
   depreciation on investments                   (3)        2,390       1,465,860          18
                                                ---        ------      ----------         ---
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      (3)        2,390       1,487,083          18
                                                ---        ------      ----------         ---
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $(8)       $2,377      $1,483,867         $13
                                                ===        ======      ==========         ===

                                                            Oppenheimer
                                                  OCC       Main Street   Templeton
                                             Accumulation    Growth and      Asset       Templeton     Templeton
                                                Managed        Income     Allocation   International     Stock
                                              Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                            -------------- ------------- ------------ --------------- -----------
Net Investment Income (Loss):
 Dividends from investment income               $ --         $   --        $   --        $    --        $ --
 Dividends from net realized gains on
  investments                                     --             --            --             --          --
 Mortality and expense guarantees:
  LCVUL                                           (4)            (4)           (4)            (4)         (4)
  LCVUL-LC                                        (1)            (9)          (26)           (88)         (1)
                                                ----         ------        ------        -------        ----
NET INVESTMENT INCOME (LOSS)                      (5)           (13)          (30)           (92)         (5)
 Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net realized gain (loss) on investments         --             --           507          4,934          --
  Net change in unrealized appreciation or
   depreciation on investments                   (13)         1,575         4,312         10,904         313
                                                ----         ------        ------        -------        ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                      (13)         1,575         4,819         15,838         313
                                                ----         ------        ------        -------        ----
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS               $(18)        $1,562        $4,789        $15,746        $308
                                                ====         ======        ======        =======        ====



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

STATEMENT OF CHANGES IN NET ASSETS
Period from May 14, 1999 to December 31, 1999



                                                              American       American
                                                              Century        Century         AVIS
                                                             VP Income          VP          Growth
                                                              & Growth    International     Class 2
                                               Combined      Subaccount     Subaccount    Subaccount
                                           --------------- ------------- --------------- ------------
Changes From Operations:
 Net investment income (loss)               $    247,841    $   (3,319)    $   (3,444)      $  324
 Net realized gain (loss) on investments         384,544        15,823         29,044           --
 Net change in unrealized appreciation or
  depreciation on investments                 13,638,859       374,877      1,695,003           94
                                            ------------    ----------     ----------       ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    14,271,244       387,381      1,720,603          418
Change From Unit Transactions:
 Participant purchases                       115,618,710     5,887,784      4,811,758        2,002
 Participant withdrawals                      (4,552,358)     (444,306)      (173,767)          --
                                            ------------    ----------     ----------       ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                      111,066,352     5,443,478      4,637,991        2,002
                                            ------------    ----------     ----------       ------
TOTAL INCREASE IN NET ASSETS                 125,337,604     5,830,859      6,358,594        2,420
                                            ------------    ----------     ----------       ------
NET ASSETS AT DECEMBER 31, 1999             $125,337,604    $5,830,859     $6,358,594       $2,420
                                            ============    ==========     ==========       ======

                                               AVIS         AVIS
                                             Growth &    High-Yield      Baron        BT EAFE         BT            BT
                                              Income        Bond        Capital     Equity 500    Equity 500    Small Cap
                                              Class 2      Class 2       Asset         Index         Index        Index
                                            Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount
                                           ------------ ------------ ------------- ------------ -------------- -----------
Changes From Operations:
 Net investment income (loss)                 $  338       $   43     $   (1,391)     $  101      $   82,903     $ 17,631
 Net realized gain (loss) on investments          --           --              4          --          20,633        1,715
 Net change in unrealized appreciation or
  depreciation on investments                   (264)          34        320,158         236         536,566       41,563
                                              ------       ------     ----------      ------      ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        74           77        318,771         337         640,102       60,909
Change From Unit Transactions:
 Participant purchases                         2,003        2,002      2,556,620       2,004       9,121,906      451,732
 Participant withdrawals                          --           --         (8,850)         --        (365,468)     (40,553)
                                              ------       ------     ----------      ------      ----------     --------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        2,003        2,002      2,547,770       2,004       8,756,438      411,179
                                              ------       ------     ----------      ------      ----------     --------
TOTAL INCREASE IN NET ASSETS                   2,077        2,079      2,866,541       2,341       9,396,540      472,088
                                              ------       ------     ----------      ------      ----------     --------
NET ASSETS AT DECEMBER 31, 1999               $2,077       $2,079     $2,866,541      $2,341      $9,396,540     $472,088
                                              ======       ======     ==========      ======      ==========     ========



                                                                         Delaware
                                             Delaware     Delaware       Premium       Delaware
                                              Premium      Premium    International     Premium
                                            Delchester      Devon         Equity         REIT
                                            Subaccount   Subaccount     Subaccount    Subaccount
                                           ------------ ------------ --------------- ------------
Changes From Operations:
 Net investment income (loss)                $   70       $   (14)       $   (5)        $   (5)
 Net realized gain (loss) on investments         --            --            --             --
 Net change in unrealized appreciation or
  depreciation on investments                   (76)           80           154            (46)
                                              -----       -------        ------         ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (6)           66           149            (51)
Change From Unit Transactions:
 Participant purchases                        3,606        33,494         2,004          2,004
 Participant withdrawals                       (121)          (68)           --             --
                                             ------       -------        ------         ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                       3,485        33,426         2,004          2,004
                                             ------       -------        ------         ------
TOTAL INCREASE IN NET ASSETS                  3,487        33,492         2,153          1,953
                                             ------       -------        ------         ------
NET ASSETS AT DECEMBER 31, 1999              $3,487       $33,492        $2,153         $1,953
                                             ======       =======        ======         ======

                                             Delaware                    Fidelity
                                              Premium      Fidelity       VIP II       Fidelity       Janus
                                             Small Cap        VIP          Asset        VIP II      Aggressive
                                               Value        Growth        Manager     Contrafund      Growth
                                            Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                           ------------ -------------- ------------ ------------- -------------
Changes From Operations:
 Net investment income (loss)                 $   (5)     $   (13,703)   $   (119)   $   (2,154)   $   (2,978)
 Net realized gain (loss) on investments          --          230,871         439        12,269         1,929
 Net change in unrealized appreciation or
  depreciation on investments                    (33)       2,937,837      12,610       446,935     1,493,923
                                              ------      -----------    --------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (38)       3,155,005      12,930       457,050     1,492,874
Change From Unit Transactions:
 Participant purchases                         2,004       23,024,780     458,168     5,490,534     5,176,270
 Participant withdrawals                          --       (2,532,632)     (1,338)      (13,393)      (17,492)
                                              ------      -----------    --------    ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                        2,004       20,492,148     456,830     5,477,141     5,158,778
                                              ------      -----------    --------    ----------    ----------
TOTAL INCREASE IN NET ASSETS                   1,966       23,647,153     469,760     5,934,191     6,651,652
                                              ------      -----------    --------    ----------    ----------
NET ASSETS AT DECEMBER 31, 1999               $1,966      $23,647,153    $469,760    $5,934,191    $6,651,652
                                              ======      ===========    ========    ==========    ==========



See accompanying notes.

                                                               Janus                          LN
                                                Janus        Worldwide         LN           Capital
                                              Balanced        Growth          Bond       Appreciation
                                             Subaccount     Subaccount     Subaccount     Subaccount
                                           -------------- -------------- -------------- --------------
Changes From Operations:
 Net investment income (loss)               $   148,573    $    (7,663)   $    (6,199)    $     (589)
 Net realized gain (loss) on investments         15,830          6,850           (503)        21,927
 Net change in unrealized appreciation or
  depreciation on investments                   933,643      3,108,395       (104,238)       123,424
                                            -----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    1,098,046      3,107,582       (110,940)       144,762
Change From Unit Transactions:
 Participant purchases                       13,701,756     13,201,602     10,392,080      1,459,847
 Participant withdrawals                        (71,962)       (47,409)       (35,678)      (117,358)
                                            -----------    -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING
FROM UNIT TRANSACTIONS                       13,629,794     13,154,193     10,356,402      1,342,489
                                            -----------    -----------    -----------     ----------
TOTAL INCREASE IN NET ASSETS                 14,727,840     16,261,775     10,245,462      1,487,251
                                            -----------    -----------    -----------     ----------
NET ASSETS AT DECEMBER 31, 1999             $14,727,840    $16,261,775    $10,245,462     $1,487,251
                                            ===========    ===========    ===========     ==========

                                                 LN            LN            LN            MFS
                                              Equity-         Money        Social      Value Equity       MFS
                                               Income        Market       Awareness   Opportunities     Research
                                             Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
                                           ------------- -------------- ------------ --------------- -------------
Changes From Operations:
 Net investment income (loss)               $   (2,500)    $   45,389      $    7        $    (6)      $    (60)
 Net realized gain (loss) on investments         1,051             --          --             --             (2)
 Net change in unrealized appreciation or
  depreciation on investments                  219,306             --         231          3,316          9,775
                                            ----------     ----------      ------        -------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     217,857         45,389         238          3,310          9,713
Change From Unit Transactions:
 Participant purchases                       5,228,048      9,319,802       2,004         93,370        133,274
 Participant withdrawals                       (16,511)      (395,615)         --            (61)          (453)
                                            ----------     ----------      ------        -------       --------
NET INCREASE IN NET ASSETS RESULTING
FROM UNIT TRANSACTIONS                       5,211,537      8,924,187       2,004         93,309        132,821
                                            ----------     ----------      ------        -------       --------
TOTAL INCREASE IN NET ASSETS                 5,429,394      8,969,576       2,242         96,619        142,534
                                            ----------     ----------      ------        -------       --------
NET ASSETS AT DECEMBER 31, 1999             $5,429,394     $8,969,576      $2,242        $96,619       $142,534
                                            ==========     ==========      ======        =======       ========



                                                MFS                       AMT
                                               Total         MFS        Mid-Cap         AMT
                                              Return      Utilities      Growth      Partners
                                            Subaccount   Subaccount    Subaccount   Subaccount
                                           ------------ ------------ ------------- ------------
Changes From Operations:
 Net investment income (loss)                $   (5)      $   (13)    $   (3,216)     $   (5)
 Net realized gain (loss) on investments         --            --         21,223          --
 Net change in unrealized appreciation or
  depreciation on investments                    (3)        2,390      1,465,860          18
                                             ------       -------     ----------      ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (8)        2,377      1,483,867          13
Change From Unit Transactions:
 Participant purchases                        2,004        33,492      4,628,766       2,004
 Participant withdrawals                         --            --       (130,301)         --
                                             ------       -------     ----------      ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                       2,004        33,492      4,498,465       2,004
                                             ------       -------     ----------      ------
TOTAL INCREASE IN NET ASSETS                  1,996        35,869      5,982,332       2,017
                                             ------       -------     ----------      ------
NET ASSETS AT DECEMBER 31, 1999              $1,996       $35,869     $5,982,332      $2,017
                                             ======       =======     ==========      ======

                                                           Oppenheimer
                                                 OCC       Main Street    Templeton
                                            Accumulation    Growth and      Asset       Templeton     Templeton
                                               Managed        Income     Allocation   International     Stock
                                             Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                           -------------- ------------- ------------ --------------- -----------
Changes From Operations:
 Net investment income (loss)                  $   (5)       $   (13)      $    (30)     $     (92)    $   (5)
 Net realized gain (loss) on investments           --             --            507          4,934         --
 Net change in unrealized appreciation or
  depreciation on investments                     (13)         1,575          4,312         10,904        313
                                               ------        -------       --------      ---------     ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        (18)         1,562          4,789         15,746        308
Change From Unit Transactions:
 Participant purchases                          2,005         33,494        106,879        245,604      2,004
 Participant withdrawals                           --             --        (29,831)      (109,191)        --
                                               ------        -------       --------      ---------     ------
NET INCREASE IN NET ASSETS RESULTING
 FROM UNIT TRANSACTIONS                         2,005         33,494         77,048        136,413      2,004
                                               ------        -------       --------      ---------     ------
TOTAL INCREASE IN NET ASSETS                    1,987         35,056         81,837        152,159      2,312
                                               ------        -------       --------      ---------     ------
NET ASSETS AT DECEMBER 31, 1999                $1,987        $35,056       $ 81,837      $ 152,159     $2,312
                                               ======        =======       ========      =========     ======



See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account S

Notes to Financial Statements

1. Accounting Policies and Variable Account Information

   The Variable Account:
   Lincoln Life Flexible Premium Variable Life Account S (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 14, 1999, are part of the operations of Lincoln Life. The Variable Account consists of two products which are listed below:

   --LCVUL
   --LCVUL-LC

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   Basis of Presentation:
   The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   Investments:
   The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of thirty six portfolios of fourteen diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:

   American Century Variable Products Group, Inc.:
     VP Income & Growth Fund
     VP International Fund

   American Variable Insurance Series (AVIS):
     AVIS Growth Fund-Class 2
     AVIS Growth & Income Fund-Class 2
     AVIS High-Yield Bond Fund-Class 2

   Baron Capital Funds Trust:
     Baron Capital Asset Fund

   BT Insurance Funds Trust:
     EAFE Equity 500 Index Fund
     Equity 500 Index Fund
     Small Cap Index Fund

   Delaware Group Premium Fund , Inc.:
     Delchester Series
     Devon Series
     International Equity Series
     REIT Series
     Small Cap Value Series

Lincoln Life Flexible Premium Variable Life Account S

Notes to Financial Statements

1. Accounting Policies and Variable Account Information (Continued)


   Fidelity Variable Insurance Fund Service Class:
     Growth Portfolio

   Fidelity Variable Insurance Products Fund II Service Class:
     Asset Manager Portfolio
     Contrafund Portfolio

   Janus Aspen Series:
     Aggressive Growth Portfolio
     Balanced Portfolio
     Worldwide Growth Portfolio

   Lincoln National (LN) Funds:
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Capital Opportunities Series
     MFS Research Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (AMT):
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio

   OCC Accumulation Trust:
     Managed Portfolio

   Oppenheimer Funds:
     Oppenheimer Main Street Growth and Income Fund/VA

   Templeton Variable Products Series Fund:
     Templeton Asset Allocation Class 2 Fund
     Templeton International Class 2 Fund
     Templeton Stock Class 2 Fund

   Investments in the variable subaccounts are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   Dividends:
   Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

Lincoln Life Flexible Premium Variable Life Account S

Notes to Financial Statements

1. Accounting Policies and Variable Account Information (Continued)

   Federal Income Taxes:
   Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees
   & Other Transactions With Affiliate

   Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows.

   --LCVUL is currently at an annual rate of .70% for policy years one through ten and .35% thereafter.
   --LCVUL-LC is currently at an annual rate of .40% for policy years one through ten, .20% for policy years eleven through twenty and .10% thereafter.

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load for sales and administrative expenses associated with the startup and maintenance of the policy. The premium loads for the period ended December 31, 1999 amounted to $406,519. The premium loads are as follows:

   --LCVUL is currently 10.5% for policy year one, 7.5% for policy years two through five, 3.5% for policy years six through seven and 1.5% thereafter. --LCVUL-LC is currently 10.5% for policy year one, 7.5% for policy year two, 3.5% for policy years three through five and 1.5% thereafter.

   Lincoln Life charges a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. There were no administrative fees for the period ended December 31, 1999.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the period ended December 31, 1999 amounted to $383,402.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the period ended December 31, 1999, no transfer fees were deducted from the variable subaccounts.

Lincoln Life Flexible Premium Variable Life Account S

3. Net Assets

The following is a summary of net assets owned at December 31, 1999.



                                                                  American        American
                                                                   Century        Century         AVIS
                                                                  VP Income          VP          Growth
                                                                  & Growth     International     Class 2
                                                   Combined      Subaccount      Subaccount    Subaccount
                                               --------------- -------------- --------------- ------------
Unit Transactions:
 Accumulation units                             $111,066,352     $5,443,478     $4,637,991       $2,002
Accumulated net investment income (loss)             247,841         (3,319)        (3,444)         324
Accumulated net realized gain (loss) on
 investments                                         384,544         15,823         29,044           --
Net unrealized appreciation (depreciation) on
 investments                                      13,638,859        374,877      1,695,003           94
                                                ------------     ----------     ----------       ------
                                                $125,337,604     $5,830,859     $6,358,594       $2,420
                                                ============     ==========     ==========       ======

                                                   AVIS         AVIS
                                                 Growth &    High-Yield       Baron        BT EAFE        BT           BT
                                                  Income        Bond         Capital     Equity 500   Equity 500   Small Cap
                                                  Class 2      Class 2        Asset         Index        Index       Index
                                                Subaccount   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                                               ------------ ------------ -------------- ------------ ------------ -----------
Unit Transactions:
 Accumulation units                               $2,003       $2,002      $2,547,770      $2,004     $8,756,438   $411,179
Accumulated net investment income (loss)             338           43          (1,391)        101         82,903     17,631
Accumulated net realized gain (loss) on
 investments                                          --           --               4          --         20,633      1,715
Net unrealized appreciation (depreciation) on
 investments                                        (264)          34         320,158         236        536,566     41,563
                                                  ------       ------      ----------      ------     ----------   --------
                                                  $2,077       $2,079      $2,866,541      $2,341     $9,396,540   $472,088
                                                  ======       ======      ==========      ======     ==========   ========



                                                                             Delaware
                                                 Delaware     Delaware       Premium       Delaware
                                                  Premium      Premium    International     Premium
                                                Delchester      Devon         Equity         REIT
                                                Subaccount   Subaccount     Subaccount    Subaccount
                                               ------------ ------------ --------------- ------------
Unit Transactions:
 Accumulation units                               $3,485      $33,426        $2,004         $2,004
Accumulated net investment income (loss)              70          (14)           (5)            (5)
Accumulated net realized gain (loss) on
 investments                                          --           --            --             --
Net unrealized appreciation (depreciation) on
 investments                                         (76)          80           154            (46)
                                                  ------      -------        ------         ------
                                                  $3,487      $33,492        $2,153         $1,953
                                                  ======      =======        ======         ======

                                                 Delaware                    Fidelity
                                                  Premium      Fidelity       VIP II       Fidelity        Janus
                                                 Small Cap        VIP          Asset        VIP II       Aggressive
                                                   Value        Growth        Manager     Contrafund       Growth
                                                Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                               ------------ -------------- ------------ -------------- -------------
Unit Transactions:
 Accumulation units                               $2,004     $20,492,148     $456,830     $5,477,141    $5,158,778
Accumulated net investment income (loss)              (5)        (13,703)        (119)        (2,154)       (2,978)
Accumulated net realized gain (loss) on
 investments                                          --         230,871          439         12,269         1,929
Net unrealized appreciation (depreciation) on
 investments                                         (33)      2,937,837       12,610        446,935     1,493,923
                                                  ------     -----------     --------     ----------    ----------
                                                  $1,966     $23,647,153     $469,760     $5,934,191    $6,651,652
                                                  ======     ===========     ========     ==========    ==========

Lincoln Life Flexible Premium Variable Life Account S

                                                                   Janus                          LN
                                                    Janus        Worldwide         LN           Capital
                                                  Balanced        Growth          Bond       Appreciation
                                                 Subaccount     Subaccount     Subaccount     Subaccount
                                               -------------- -------------- -------------- --------------
Unit Transactions:
 Accumulation units                             $13,629,794    $13,154,193    $10,356,402     $1,342,489
Accumulated net investment income (loss)            148,573         (7,663)        (6,199)          (589)
 Accumulated net realized gain (loss) on
   investments                                       15,830          6,850           (503)        21,927
Net unrealized appreciation (depreciation) on
 investments                                        933,643      3,108,395       (104,238)       123,424
                                                -----------    -----------    -----------     ----------
                                                $14,727,840    $16,261,775    $10,245,462     $1,487,251
                                                ===========    ===========    ===========     ==========

                                                     LN            LN           LN            MFS
                                                   Equity-        Money       Social        Capital           MFS
                                                   Income        Market      Awareness   Opportunities     Research
                                                 Subaccount    Subaccount   Subaccount     Subaccount     Subaccount
                                               -------------- ------------ ------------ --------------- --------------
Unit Transactions:
 Accumulation units                              $5,211,537    $8,924,187     $2,004        $93,309        $132,821
Accumulated net investment income (loss)             (2,500)       45,389          7             (6)            (60)
 Accumulated net realized gain (loss) on
   investments                                        1,051            --         --             --              (2)
Net unrealized appreciation (depreciation) on
 investments                                        219,306            --        231          3,316           9,775
                                                 ----------    ----------     ------        -------        --------
                                                 $5,429,394    $8,969,576     $2,242        $96,619        $142,534
                                                 ==========    ==========     ======        =======        ========



                                                    MFS                        AMT
                                                   Total         MFS         Mid-Cap         AMT
                                                  Return      Utilities      Growth       Partners
                                                Subaccount   Subaccount    Subaccount    Subaccount
                                                ----------   ----------    ----------    ----------
Unit Transactions:
 Accumulation units                               $2,004      $33,492      $4,498,465      $2,004
Accumulated net investment income (loss)              (5)         (13)         (3,216)         (5)
Accumulated net realized gain (loss) on
 investments                                          --           --          21,223          --
Net unrealized appreciation (depreciation) on
 investments                                          (3)       2,390       1,465,860          18
                                                  ------      -------      ----------      ------
                                                  $1,996      $35,869      $5,982,332      $2,017
                                                  ======      =======      ==========      ======

                                                               Oppenheimer
                                                     OCC       Main Street    Templeton
                                                Accumulation    Growth and      Asset       Templeton     Templeton
                                                   Managed        Income     Allocation   International     Stock
                                                 Subaccount     Subaccount   Subaccount     Subaccount    Subaccount
                                                ------------  ------------   ----------   -------------   ----------
Unit Transactions:
 Accumulation units                                $2,005        $33,494      $77,048       $136,413       $2,004
Accumulated net investment income (loss)               (5)           (13)         (30)           (92)          (5)
Accumulated net realized gain (loss) on
 investments                                          --              --          507          4,934           --
Net unrealized appreciation (depreciation) on
 investments                                          (13)         1,575        4,312         10,904          313
                                                   ------        -------      -------       --------       ------
                                                   $1,987        $35,056      $81,837       $152,159       $2,312
                                                   ======        =======      =======       ========       ======

Lincoln Life Flexible Premium Variable Life Account S

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1999.



                                                      Aggregate        Aggregate
                                                       Cost of          Proceeds
                                                      Purchases        from Sales
                                                   ---------------   -------------
American Century VP Income & Growth Fund            $  5,864,035      $  423,812
American Century VP International Fund                 4,790,583         155,967
AVIS Growth Class 2 Fund                                   2,326              --
AVIS Growth & Income Class 2 Fund                          2,341              --
AVIS High-Yield Bond Class 2 Fund                          2,045              --
Baron Capital Asset Fund                               2,551,656           5,246
BT EAFE Equity 500 Index Fund                              2,107               2
BT Equity 500 Index Fund                               9,332,369         492,926
BT Small Cap Index Fund                                  461,386          32,571
Delaware Premium Delchester Series                         3,555              --
Delaware Premiun Devon Series                             33,413               1
Delaware Premium International Equity Series               2,000               1
Delaware Premium REIT Series                               2,000               1
Delaware Premium Small Cap Value Series                    2,000               1
Fidelity VIP Growth Portfolio                         23,031,832       2,553,130
Fidelity VIP II Asset Manager Portfolio                  518,274          61,558
Fidelity VIP II Contrafund Portfolio                   5,730,267         255,215
Janus Aggressive Growth Portfolio                      5,168,908          13,036
Janus Balanced Portfolio                              14,055,919         277,392
Janus Worldwide Growth Portfolio                      13,205,529          58,822
LN Bond Fund                                          10,435,235          84,919
LN Capital Appreciation Fund                           1,654,604         312,688
LN Equity-Income Fund                                  5,360,728         151,632
LN Money Market Fund                                   9,810,857         841,160
LN Social Awareness Fund                                   2,012               1
MFS Capital Opportunities Series                          93,304              --
MFS Research Series                                      132,979             216
MFS Total Return Series                                    2,000               1
MFS Utilities Series                                      33,479              --
AMT Mid-Cap Growth Portfolio                           4,620,250         124,936
AMT Partners Portfolio                                     2,000               1
OCC Accumulation Managed Portfolio                         2,000              --
Oppenheimer Main Street Growth and Income Fund            33,481              --
Templeton Asset Allocation Fund                          108,170          31,151
Templeton International Fund                             245,019         108,696
Templeton Stock Fund                                       2,000               1
                                                    ------------      ----------
                                                    $117,300,663      $5,985,083
                                                    ============      ==========

Lincoln Life Flexible Premium Variable Life Account S

5. Investments

The following is a summary of investments owned at December 31, 1999.



                                                                       Net
                                                       Shares         Asset         Value of          Cost of
                                                    Outstanding       Value          Shares            Shares
                                                   -------------   ----------   ---------------   ---------------
American Century VP Income & Growth Fund              728,865       $  8.00      $  5,830,923      $  5,456,046
American Century VP International Fund                508,693         12.50         6,358,663         4,663,660
AVIS Growth Class 2 Fund                                   34         70.57             2,420             2,326
AVIS Growth & Income Class 2 Fund                          63         33.07             2,077             2,341
AVIS High-Yield Bond Class 2 Fund                         163         12.75             2,079             2,045
Baron Capital Asset Fund                              161,315         17.77         2,866,572         2,546,414
BT EAFE Equity 500 Index Fund                             172         13.60             2,341             2,105
BT Equity 500 Index Fund                              619,015         15.18         9,396,642         8,860,076
BT Small Cap Index Fund                                40,664         11.61           472,093           430,530
Delaware Premium Delchester Series                        469          7.42             3,479             3,555
Delaware Premiun Devon Series                           2,459         13.62            33,492            33,412
Delaware Premium International Equity Series              116         18.63             2,153             1,999
Delaware Premium REIT Series                              225          8.67             1,953             1,999
Delaware Premium Small Cap Value Series                   128         15.36             1,966             1,999
Fidelity VIP Growth Portfolio                         431,522         54.80        23,647,410        20,709,573
Fidelity VIP II Asset Manager Portfolio                25,271         18.59           469,765           457,155
Fidelity VIP II Contrafund Portfolio                  203,926         29.10         5,934,256         5,487,321
Janus Aggressive Growth Portfolio                     111,438         59.69         6,651,724         5,157,801
Janus Balanced Portfolio                              527,507         27.92        14,728,000        13,794,357
Janus Worldwide Growth Portfolio                      340,564         47.75        16,261,952        13,153,557
LN Bond Fund                                          895,937         11.44        10,245,575        10,349,813
LN Capital Appreciation Fund                           47,266         31.47         1,487,267         1,363,843
LN Equity-Income Fund                                 246,273         22.05         5,429,453         5,210,147
LN Money Market Fund                                  896,970         10.00         8,969,697         8,969,697
LN Social Awareness Fund                                   51         44.29             2,242             2,011
MFS Capital Opportunities Series                        4,446         21.73            96,620            93,304
MFS Research Series                                     6,107         23.34           142,536           132,761
MFS Total Return Series                                   112         17.75             1,996             1,999
MFS Utilities Series                                    1,485         24.16            35,869            33,479
AMT Mid-Cap Growth Portfolio                          246,189         24.30         5,982,397         4,516,537
AMT Partners Portfolio                                    103         19.64             2,017             1,999
OCC Accumulation Managed Portfolio                         46         43.65             1,987             2,000
Oppenheimer Main Street Growth and Income Fund          1,423         24.63            35,056            33,481
Templeton Asset Allocation Fund                         3,517         23.27            81,838            77,526
Templeton International Fund                            6,876         22.13           152,161           141,257
Templeton Stock Fund                                       95         24.29             2,312             1,999
                                                                                 ------------      ------------
                                                                                 $125,338,983      $111,700,124
                                                                                 ============      ============

Lincoln Life Flexible Premium Variable Life Account S

6. New Investment Funds

   Effective October 29, 1999, the AVIS Growth Fund, AVIS Growth & Income Fund and AVIS High-Yield Bond Fund became available as investment options for the Variable Account policyholders.

               Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Flexible Premium Variable Life Account S

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account S ("Variable Account") (comprised of the American Century VP Income & Growth, American Century VP International, AVIS Growth Class 2, AVIS Growth & Income Class 2, AVIS High-Yield Bond Class 2, Baron Capital Asset, BT EAFE Equity 500 Index, BT Equity 500 Index, BT Small Cap Index, Delaware Premium Delchester, Delaware Premium Devon, Delaware Premium International Equity, Delaware Premium REIT, Delaware Premium Small Cap Value, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Janus Aggressive Growth, Janus Balanced, Janus Worldwide Growth, Lincoln National Bond, Lincoln National Capital Appreciation, Lincoln National Equity-Income, Lincoln National Money Market, Lincoln National Social Awareness, MFS Value Equity, MFS Research, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust (AMT) Mid-Cap Growth, Neuberger Berman Advisers Management Trust (AMT) Partners, OCC Accumulation Trust Managed, Oppenheimer Main Street Growth and Income, Templeton Asset Allocation, Templeton International and Templeton Stock subaccounts), as of December 31, 1999, and the related statements of operations and changes in net assets for the period from May 14, 1999 to December 31, 1999. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account S at December 31, 1999, and the results of their operations and the changes in their net assets for the period from May 14, 1999 to December 31, 1999 in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP




Fort Wayne, Indiana
March 24, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========

    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.

    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    Components of the Company's investments in real estate are summarized as follows:

                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======

    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======

4.  SUBSIDIARIES
    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)
    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========

                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========

    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.

    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.

    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.

    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====

                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====

7.  ANNUITY RESERVES
    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    PERSONAL ACCIDENT PROGRAMS
    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.

    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) settlement of the Company's exposure to the Unicover programs.

    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.

    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

    MARKETING AND COMPLIANCE MATTERS
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):

   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) surplus and will be recognized in statutory earnings over the life of the business.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.

    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.

    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.

    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========

                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========

                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====

                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SWAPTIONS
    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.
    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.
    PUT OPTIONS
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.
    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.
    COMMODITY SWAPS
    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.
    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.
    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.
    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.
    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.
    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.
    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.
    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.
    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.
    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.
    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.
    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.
    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments. SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.
13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.
    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.
    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.
    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3

    The balance sheets include reinsurance balances with affiliated companies as follows:

                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    value changes are borne entirely by the policyholder.
    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========

15. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.
    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.
    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.
    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

January 31, 2000

                                     Part II

                         FEES AND CHARGES REPRESENTATION

     Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 INDEMNIFICATION

    (a) Brief description of indemnification provisions.

        In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

        In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

        Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of Indiana law.

    (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 3 to the Registration Statement consists of the papers and the following documents:


     The facing sheet;
     An Incorporation-by-Reference sheet;

     Prospectus #1 consisting of 110 pages, Prospectus #2, consisting of 110 pages.

     Required Undertakings, Descriptions and Representations;
     Signatures;
     Powers of Attorney;
     Written consents of the following persons:

      1. Robert A. Picarello, Esq.
      2. Ronald D. Franzluebbers, FSA
      3. Ernst & Young LLP

     Required Exhibits

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account (filed with original filing of this Registration Statement).
(2)  Not applicable.

(3) (a) Form of Selling Group Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors Corp.(8)
     (b) Commission Schedule for Variable Life Policies.

(4)  Not applicable.
(5) (a) Proposed Forms of Policy and Application (filed with initial Registration Statement).
     (b) Riders (filed with initial Registration Statement).

     (c) Form of Policy #LN925(10)
     (d) Form of Policy #LN926(10)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(2)
     (b) Bylaws of The Lincoln National Life Insurance Company.(2)
(7)  Not applicable.
(8)  Fund Participation Agreements.
     Agreements between The Lincoln National Life Insurance Company and:

      (a) American Century Variable Products Group, Inc. [Form of Agreement](12)

      (b) American Variable Insurance Series(7)
      (c) Baron Capital Funds Trust(8)
      (d) BT Insurance Funds Trust(6)
      (e) Delaware Group Premium Fund, Inc.(4)
      (f) Fidelity Variable Insurance Products Fund(1)
      (g) Fidelity Variable Insurance Products Fund II(1)
      (h) Janus Aspen Series(8)

      (i) Lincoln National Funds(11)

      (j) MFS[RegTM] Variable Insurance Trust(5)
      (k) Neuberger Berman Advisers Management Trust(8)
      (l) OCC Accumulation Trust(6)
      (m) OppenheimerFunds*

      (n) Templeton Variable Products Series Fund(9)

(9) Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(3)
(10) See Exhibit 1(5).
     See Exhibit 1(5).

     Opinion and Consent of Robert A. Picarello, Esq.

     Not applicable.
     Not applicable.

     Opinion and consent of Ronald D. Franzluebbers, FSA
     Consent of Ernst & Young, LLP Independent Auditors*

     Not applicable.

*To be filed by amendment.
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 26, 1996.
(2) Incorporated by reference to Registration Statement on Form N-4 (file No. 33-27783) filed on December 5, 1996.
(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.
(5) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on May 12, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 to this Registration Statement filed on October 22, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed on December 17, 1999.
(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 to this Registration Statement filed on February 15, 2000.

(11) Lincoln National Funds (5 Separate Agreements)
     LN Bond Fund, Inc., incorporated by reference to Post Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 2-80746) filed on April 16, 1999.
     LN Capital Appreciation Fund, Inc., incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-70272) filed on April 16, 1999.
     LN Equity-Income Fund, Inc., incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-71158) filed on April 16, 1999.
     LN Money Market Fund, Inc., incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-80743) filed on April 16, 1999.
     LN Social Awareness Fund, Inc., incorporated by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 33-19896) filed on April 16, 1999.
(12) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-50817) filed on April 23, 1999.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S (File No. 333-72875), has caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 1st day of May, 2000. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                ACCOUNT S
                              (Registrant)


                              By: /s/ Gary W. Parker
                                  -----------------------------------------
                                  Gary W. Parker
                                  Senior Vice President,
                                  The Lincoln National Life Insurance
                                  Company


                              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Depositor)

                              By: /s/ Gary W. Parker
                                  -----------------------------------------
                                  Gary W. Parker
                                  Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-72875), has been signed below on May 1, 2000 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



Signature                             Title
---------                             ------
/s/ Jon A. Boscia        *            President and Director
--------------------------            (Principal Executive Officer)
Jon A. Boscia

/s/ John H. Gotta        *            Chief Executive Officer of Life Insurance,
--------------------------            Senior Vice President, Assistant Secretary,
John H. Gotta                         and Director

/s/ Stephen H. Lewis     *            Interim Chief Executive Officer of Annuities,
--------------------------            Senior Vice President and Director
Stephen H. Lewis

/s/ Lawrence T. Rowland  *            Executive Vice President and Director
--------------------------
H. Lawrence T. Rowland

/s/ Janet Chrzan         *            Senior Vice President, Chief Financial Officer
--------------------------            and Director
Janet Chrzan                          (Principal Financial Officer)

/s/ Keith J. Ryan        *            Vice President, Controller and Chief Accounting Officer
--------------------------            (Principal Accounting Officer)
Keith J. Ryan

/s/ H. Thomas McMeekin   *             Director
--------------------------
H. Thomas McMeekin

/s/ Richard C. Vaughan   *             Director
--------------------------
Richard C. Vaughan

* By: /s/ Gary W. Parker
      ----------------------------------
      John H. Gotta, pursuant to a Power
      of Attorney filed with this Post-
      Effective Amendment No. 3 to the
      Registration Statement

                                POWER OF ATTORNEY

     We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

WITNESS our hands and common seal on this 31st day of January, 2000.



Signature                            Title
---------                            ------
/s/ Jon A. Boscia                    President and Director
--------------------------
Jon A. Boscia

/s/ John H. Gotta                    Chief Executive Officer of Life Insurance,
--------------------------           Senior Vice President, Assistant Secretary,
John H. Gotta                        and Director

/s/ Stephen H. Lewis                 Interim Chief Executive Officer of Annuities,
--------------------------           Senior Vice President and Director
Stephen H. Lewis

/s/ Lawrence T. Rowland              Executive Vice President and Director
--------------------------
H. Lawrence T. Rowland

/s/ Todd R. Stephenson               Senior Vice President, Chief Financial Officer
--------------------------           and Assistant Treasurer
Todd R. Stephenson

/s/ Keith J. Ryan                    Vice President, Controller and Chief Accounting Officer
--------------------------
Keith J. Ryan

/s/ H. Thomas McMeekin               Director
--------------------------
H. Thomas McMeekin

/s/ Richard C. Vaughan               Director
--------------------------
Richard C. Vaughan

For: Stephen H. Lewis and Todd R. Stephenson:


STATE OF INDIANA   )
                   ) SS:
COUNTY OF ALLEN    )
                                        Subscribed and sworn to before me this
                                        28th day of January, 2000.


                                        /s/ Janet L. Lindenberg
                                        ---------------------------------------
                                        Notary Public

                                        Commission Expires: 7-10-2001


For: Lawrence T. Rowland and Keith J. Ryan:


STATE OF INDIANA   )
                   ) SS:
COUNTY OF ALLEN    )
                                        Subscribed and sworn to before me this
                                        31st day of January, 2000.


                                        /s/ Janet L. Lindenberg
                                        ---------------------------------------
                                        Notary Public

                                        Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

     We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

WITNESS our hands and common seal on this 27th day of April, 2000.





Signature                     Title
---------                     -----
                              President and Director
--------------------------
Jon A. Boscia
                              Chief Executive Officer of Life Insurance,
--------------------------    Senior Vice President, Assistant Secretary,
John H. Gotta                 and Director

                              Interim Chief Executive Officer of Annuities,
--------------------------    Senior Vice President and Director
Stephen H. Lewis

                             Executive Vice President and Director
--------------------------
H. Lawrence T. Rowland

/s/ Janet Chrzan              Senior Vice President, Chief Financial Officer
--------------------------    and Director
Janet Chrzan

                              Vice President, Controller and Chief Accounting Officer
--------------------------
Keith J. Ryan

                              Director
--------------------------
H. Thomas McMeekin

                              Director
--------------------------
Richard C. Vaughan